Registration No. 333-51955

Registration No. 811-08017

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [20]	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. [71]	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423

Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423 (Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
301 E. 4th Street
Cincinnati, Ohio 45202-4201

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	Units of Interest in Annuity Investors Variable Account B under The Commodore Independence® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B®

The Commodore Independence

File No. 333-51955

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page

2. Definitions	Definitions

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information

(a) Condensed financial information	Condensed Financial Information; Appendix A

(b) Financial statements	Financial Statements; (SAI) Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company®

(b) Registrant	The Separate Account

(c) Portfolio company	The Portfolios

(d) Prospectus	The Portfolios

(e) Voting	Voting of Portfolio Shares

(f) Administrator	Not Applicable

6. Deductions and Expenses

(a) Deductions	Charges and Deductions; Distribution of Variable Annuity Contracts

(b) Sales load	Not Applicable

(c) Special purchase plans	Charges and Deductions

(d) Commissions	Distribution of Variable Annuity Contracts

(e) Portfolio company expenses	Overview

(f) Operating expenses	The Separate Account

7. General Description of Variable Annuity Contracts

(a) Persons with rights	The Contracts

(b) (i) Allocations of premium payments	Purchase Payments and Allocation to Investment Options

(ii) Transfers	Transfers

(iii) Exchanges	Ownership Provisions

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(c) Changes in contracts or operations	Additions, Deletions or Substitutions of Portfolios

(d) Inquiries	How Do I Contact the Company?

(e) Frequent transfer risks	Transfer Restrictions Related to Active Trading Strategies; Appendix B
8. Annuity Period	Annuity Benefit; Settlement Options

9. Death Benefit	Death Benefit; Settlement Options

10. Purchases and Contract Values

(a) Purchases	Purchase Payments and Allocations to Investment Options

(b) Impact of investment performance	Definitions; Charges and Deductions

(c) Daily calculation	Definitions; Purchase Payments

(d) Underwriter	Distribution of Variable Annuity Contracts

11. Redemptions

(a) Redemptions	Withdrawals and Surrenders

(b) Texas Optional Retirement Program	Not Applicable

(c) Check delay	Withdrawals and Surrenders

(d) Involuntary redemption	Termination

(e) Free look	Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) Annuity Investors Life Insurance Company: General Information and History

18. Services

(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	Not Applicable

(c) Custodian	Not Applicable

Independent auditors	(SAI) Services: Experts

2

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered

(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts

(b) Sales load	Not Applicable

(c) Frequent transfer arrangements	(Prospectus) Transfer Restrictions Related to Active Trading Strategies; Appendix B

20. Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

21. Calculation of Performance Data

(a) Money market funded subaccounts	(SAI) Performance Information: Standardized Yield for the Money Market Accounts

(b) Other subaccounts	(SAI) Performance Information

22. Annuity Payments	(SAI) Benefit Unit Transfer Formulas; Glossary of Financial Terms

23. Financial Statements	(SAI) Financial Statements

Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE INDEPENDENCE®

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED MAY 1, 2012

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. The Contracts offer tax-deferred treatment of earnings, Annuity Benefits, and a Death Benefit. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus. The Contracts offer both variable and fixed investment options.

The variable investment options are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offer the Subaccounts listed below. Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Portfolios are listed below.

American Century Variable Portfolios, Inc.	Invesco Variable Insurance Funds+
-Large Company Value Fund-Class I	-Invesco V.I. Core Equity Fund-Series I Shares
-Mid Cap Value Fund-Class I	-Invesco V.I. Diversified Dividend Fund-Series I Shares**
-Ultra® Fund-Class I	-Invesco V.I. Global Health Care Fund-Series I Shares
-Vista SM Fund-Class I	-Invesco V.I. High Yield Fund-Series I Shares
-Invesco V.I. Small Cap Equity Fund-Series I Shares
Davis Variable Account Fund, Inc.	-Invesco Van Kampen V.I. Comstock Fund-Series I Shares
-Value Portfolio	-Invesco Van Kampen V.I. Mid Cap Growth Fund-Series I Shares*
-Invesco Van Kampen V.I. American Value Fund-Series I Shares***
Dreyfus Investment Portfolios
-MidCap Stock Portfolio-Service Shares	Janus Aspen Series
-Technology Growth Portfolio-Initial Shares	-Balanced Portfolio-Institutional Shares
-Enterprise Portfolio-Institutional Shares
The Dreyfus Socially Responsible Growth Fund, Inc.	-Forty Portfolio-Institutional Shares
-Initial Shares	-Janus Portfolio-Institutional Shares
-Overseas Portfolio-Institutional Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares
Morgan Stanley-The Universal Institutional Funds, Inc.
Dreyfus Variable Investment Fund	-Core Plus Fixed Income Portfolio-Class I
-Appreciation Portfolio-Initial Shares	-Mid Cap Growth Portfolio-Class I
-Growth and Income Portfolio-Initial Shares	-U.S. Real Estate Portfolio-Class I
-Money Market Portfolio
-Opportunistic Small Cap Portfolio-Initial Shares	Oppenheimer Variable Account Funds
-Balanced Fund/VA-Non-Service Shares
DWS Investments VIT Funds	-Capital Appreciation Fund/VA-Non-Service Shares
-DWS Small Cap Index VIP-Class A	-Main Street Fund® /VA-Non-Service Shares
Financial Investors Variable Insurance Trust	PIMCO Variable Insurance Trust
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	-Real Return Portfolio-Administrative Class
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	-Total Return Portfolio-Administrative Class
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II
-Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II	Wilshire Variable Insurance Trust
-2015 ETF Fund
Franklin Templeton Variable Insurance Products Trust	-2025 ETF Fund
-Templeton Foreign Securities Fund-Class 2	-2035 ETF Fund

+	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

2012 Portfolio Changes

*	On April 30, 2012 the Invesco V.I. Capital Development Fund (the “Target Fund”) was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.

**	On April 30, 2012 the Invesco V.I. Dividend Growth Fund changed its name to the Invesco V.I. Diversified Dividend Fund.
***	On July 15, 2012 the Invesco Van Kampen V.I Mid Cap Value Fund will change its name to the Invesco Van Kampen V.I. American Value Fund. The list above reflects this change.

Closed Subaccounts

The following investment options are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see the supplemental prospectus that accompanies this prospectus.

Closed Subaccount	Cutoff Date
• Calamos® Advisors Trust: Growth and Income Portfolio	April 30, 2011
• Janus Aspen Series: Worldwide Portfolio	November 30, 2004
• The Timothy Plan Variable Series: Conservative Growth Variable Series	November 30, 2004
• The Timothy Plan Variable Series: Strategic Growth Variable Series	November 30, 2004

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer the following fixed investment options:

•	Fixed Accumulation Account option

•	Fixed Account One-Year Guarantee option

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the applicable Portfolio prospectuses. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2012, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s web site: www.sec.gov. The registration number for the Contracts is 333-51955.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

• These securities may be sold by a bank or credit union, but are not financial institution products.
• The Contracts are not FDIC or NCUSIF insured.
• The Contracts are obligations of the Company and not of the bank or credit union.
• The bank or credit union does not guarantee the Company’s obligations under the Contracts.
• The Contracts involve investment risk and may lose value.

Contract Versions

This prospectus relates to 2 versions of The Commodore Independence® contract—the 2007 version and the 1998 version.

The 2007 version is not available in all states. To find out which version of the Contract is available in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, 1-800-789-6771.

Some provisions in the 2007 version differ from the corresponding provisions in the 1998 version. We have noted these differences in this prospectus. Please refer to the form number on your Contract or certificate to determine the applicable Contract version.

2007 Version Form Numbers	1998 Version Form Numbers
P 1813206 (individual contract)	A 802 (NQ98)-3 and A 802 (Q98)-3 (individual contracts)
G 2010407 (group contract)	G 802 (99)-3 (group contract)
C 2010507 (participant certificate )	G 802 (99)-3 (participant certificate)

For assistance in identifying the version of the Contract that you own or the group Contract under which you are a participant, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Right to Cancel

You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply interests in the to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.

Account Value

The aggregate value of your interest in all of the Subaccounts and the Fixed Account options as of the end of any Valuation Period.

Accumulation Unit

A unit of measure used to calculate the value of a Subaccount before the Commencement Date.

Accumulation Unit Value

The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Annuitant

The natural person on whose life Annuity Benefit payments are based. More information about the Annuitant is included in the Contracts section of this prospectus.

Annuity Benefit

The payments that may be made under the Annuity Benefit section of the Contract.

Beneficiary

The person entitled to receive any Death Benefit under this Contract. More information about the Beneficiary is included in the Contract section of the prospectus.

Benefit Unit

A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date.

Benefit Unit Value

The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate which is already incorporated in the calculation of variable dollar benefit payments.

Company

Annuity Investors Life Insurance Company®. The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.

Commencement Date

The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.

The Annuity Commencement Date is the first day of the first payment interval for which an Annuity Benefit payment is to be made. The Annuity Commencement Date is shown on the Contract specifications page.

The Death Benefit Commencement Date is (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Contract

An individual contract or interest in a group contract described in this prospectus.

Contract Anniversary

The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.

Contract Year

Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.

Death Benefit

The benefit described in the Death Benefit section of the Contract.

Fixed Account

The Fixed Account is part of the Company’s general account. The Fixed Account options are listed in the “Allocations to Investment Options” section of this prospectus.

Good Order

We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

Net Asset Value

The amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period

Net Investment Factor

The factor the represents the percentage change in the Accumulation Unit Values and the Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner

For purposes of this prospectus, references to Owner mean the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself). The words “you” and “your” in this prospectus also refer to the Owner as defined above.

Portfolio

A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payments

An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

SEC

Securities and Exchange Commission.

Separate Account

Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.

Subaccount

A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.

Surrender Value

At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the outstanding balance of any loans; and any applicable premium tax or other taxes not previously deducted. On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

Tax Qualified Contract

A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.

Valuation Date

Each day on which the New York Stock Exchange is open for business.

Valuation Period

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request

Information provided to us or a request made to us that is:

•	complete and satisfactory to us and

•	on our form or in a manner satisfactory to us and

•	received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details

The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated:

•	Variable account value

•	Fixed account value

•	Accumulation Unit Values

•	Benefit Unit values

EXPENSE TABLES

These tables describe the fees and expenses you will pay when you buy or hold the Contract. No charges are imposed when you withdraw amounts from or surrender the Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time you buy the Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Sales load imposed on withdrawals or on surrenders	None	None
Transfer Fee(1)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(2)	3.00%	7.00%

(1)	The transfer fee currently applies to transfers in excess of 12 in any contract year.
(2)	Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate that we credit to collateral may be as low as 1%, depending on the Contract, the maximum loan interest spread is 5%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 7%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

	Standard Version	Enhanced Group Version		Enhanced Group Version With Administration Charge Waived*
	Current	Current	Maximum	Current	Maximum
Annual Contract Maintenance Fee (1)	$40	$40	$40	$40	$40
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	0.75%	0.95%	0.75%	0.95%
Administration Charge	0.15%	0.15%	0.15%	0.00%	0.00%
Total Separate Account Annual Expenses	1.40%	0.90%	1.10%	0.75%	0.95%

*	All Contract Owners may purchase the standard version of the Contract. Certain groups that meet higher underwriting or other criteria may be eligible to purchase the enhanced version of the Contract. We may waive the Administration Charge for group contracts when we expect to incur reduced expenses in connection with the administration of the Contract.
(1)	If you surrender your Contract, we will apply the contract maintenance fee at that time.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.27%	1.12%

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2011. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

The maximum expenses are the expenses of the Invesco V.I. Global Health Care Fund.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A above), the annual expenses (described in Table B above), and Portfolio operating expenses (described Table C above). Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.12%) are incurred.

In this table, we assume that you surrender your Contract at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years
$300	$961	$1,712	$4,054

Example 2: Contract with Minimum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.27% are incurred.

In this table, we assume that you surrender your Contract at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years
$213	$686	$1,230	$2,955

FINANCIAL INFORMATION

Condensed Financial Information

Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes:

•

year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2011, or from the end of the year of inception of a Subaccount, if later, to December 31, 2011; and

•	number of accumulation units outstanding as of the end of each period.

Financial Statements

The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is an account that was established and is maintained by the Company. It is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

What Are the Contracts?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus.

Before the Commencement Date, you can allocate Purchase Payments among any of the variable investment options currently offered and two Fixed Account options.

•	The variable investment options are the Subaccounts. Each Subaccount invests in a Portfolio. You bear the risk of any investment gain or loss on amounts allocated to the Subaccounts.

•

The Fixed Account options earn a fixed rate of interest declared by us, which will be at least 1% per year, or any higher Fixed Account guaranteed interest rate stated in your Contract. We guarantee amounts invested in a Fixed Account option and the earnings on those amounts so long as those amounts remain in the Fixed Account option.

After the Commencement Date, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

What Benefits Are Available under the Contract?

Annuity Benefit	When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

Death Benefit	A Death Benefit will be paid under the Contract if you or a joint owner dies before the Annuity Commencement Date and before the Contract is surrendered.

A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.

What Are the Risks Related to the Contract?

The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. We may not be able to pay claims related to the annuity, death or guaranteed withdrawal benefits. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.

How Do I Purchase or Cancel a Contract?

You may purchase a Contract only through a registered securities representative. The requirements to purchase a Contract and more information about ownership of a Contract are explained in The Contracts section of this prospectus.

You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender a Contract?

There are no charges imposed on withdrawals from the Contracts or surrenders of the Contracts, except that the annual Contract maintenance fee will be deducted at the time of a surrender. Withdrawal and surrender procedures are described in the Withdrawals and Surrenders section of this prospectus.

A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances. Tax consequences of a withdrawal or a surrender are described in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?

We will charge the fees and charges listed below unless we reduce or waive the fee or charge as discussed in the Charges and Deductions section of this prospectus. The mortality and expense risk charge may never be entirely waived.

•	An annual Contract maintenance fee, which is assessed only against investments in the Subaccounts

•	A transfer fee for certain transfers among investment options

•	An administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts

•	A mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts

•	Premium taxes, if any

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December 31, 2010 are described in the prospectuses and statements of additional information for the Portfolios.

How Do I Contact the Company?

Any questions or inquiries should be directed to the Company at P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include the Contract number and your name. You may also call us at 1-800-789-6771 or visit our web site, www.gafri.com.

THE PORTFOLIOS

Overview

The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.

Large Company Value Fund	Class I	American Century Investment Management	Domestic equity: Large value

Mid Cap Value Fund	Class I	American Century Investment Management	Domestic equity: Mid cap value

Ultra® Fund	Class I	American Century Investment Management	Domestic equity: Large growth

VistaSM Fund	Class I	American Century Investment Management	Domestic equity: Mid cap growth

Davis Variable Account Fund, Inc.

Value Portfolio	n/a	Davis Selected Advisers Sub-Adviser: Davis Selected Advisers-NY	Domestic equity: Large blend

Dreyfus Portfolios

Dreyfus Investment Portfolios MidCap Stock Portfolio	Service	The Dreyfus Corporation	Domestic equity: Mid cap blend

Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Technology

The Dreyfus Socially Responsible Growth Fund, Inc.	Initial	The Dreyfus Corporation	Domestic equity: Large growth

Dreyfus Stock Index Fund, Inc.	Initial	The Dreyfus Corporation Index Manager: Mellon Capital Management Corporation^	Domestic equity: Large blend

Dreyfus Variable Investment Funds Appreciation Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Large blend

Dreyfus Variable Investment Funds Growth and Income Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Large growth

Dreyfus Variable Investment Funds Money Market Portfolio	N/A	The Dreyfus Corporation	Money market: Money market taxable

Dreyfus Variable Investment Funds Opportunistic Small Cap Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Small blend

DWS Investments VIT Funds

Small Cap Index VIP	Class A	Deutsche Asset Management, Inc. Sub-Advisor—Northern Trust Investments. N.A.	Domestic equity: Small blend

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

Financial Investors Variable Insurance Trust

Ibbotson Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Moderate allocation

Ibbotson Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Conservative allocation

Ibbotson Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Domestic equity: Large blend

Ibbotson Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Conservative allocation

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund	Class 2	Templeton Investment Counsel	International equity: Foreign large value

Invesco Variable Insurance Funds+

Invesco V.I. Core Equity Fund	Series I	Invesco Advisors	Domestic equity: Large blend

Invesco V.I. Diversified Dividend Fund **	Series I	Invesco Advisors	Domestic equity: Financial

Invesco V.I. Global Health Fund	Series I	Invesco Advisors	Domestic equity: Health

Invesco V.I. High Yield Fund	Series I	Invesco Advisors	Specialty bond: High yield bond

Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisors	Domestic equity: Small blend

Invesco Van Kampen V.I. Comstock Fund	Series I	Invesco Advisors	Domestic equity: Large value

Invesco Van Kampen V.I. Mid Cap Growth Fund *	Series I	Invesco Advisors	Domestic equity: Mid cap growth

Invesco Van Kampen V.I. American Value Fund ***	Series I	Invesco Advisors	Domestic equity: Mid cap value

Janus Aspen Series

Balanced Portfolio	Institutional	Janus Capital Management	Balanced: Market allocation

Enterprise Portfolio	Institutional	Janus Capital Management	Domestic equity: Mid cap growth

Forty Portfolio	Institutional	Janus Capital Management	Domestic equity: Large growth

Janus Portfolio	Institutional	Janus Capital Management	Domestic equity: Large growth

Overseas Portfolio	Institutional	Janus Capital Management	International equity: Foreign large growth

Morgan Stanley—The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	General bond: Intermediate-term bond
Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management	Domestic equity: Mid cap growth

U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management	Specialty stock: Real estate

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Oppenheimer Variable Account Funds

Balanced Fund	Non-Service	OppenheimerFunds	Balanced: Moderate allocation

Capital Appreciation Fund	Non-Service	OppenheimerFunds	Domestic equity: Large growth

Main Street Fund®	Non-Service	OppenheimerFunds	Domestic equity: Large blend

PIMCO Variable Insurance Trust

Real Return Portfolio	Administrative	Pacific Investment Management	General bond: Inflation-protected bond

Total Return Portfolio	Administrative	Pacific Investment Management	General bond: Intermediate-term bond

Wilshire Variable Insurance Trust

2015 ETF Fund	n/a	Wilshire Associates	Balanced: Target date 2011-2015

2025 ETF Fund	n/a	Wilshire Associates	Balanced: Target date 2021-2025

2035 ETF Fund	n/a	Wilshire Associates	Balanced: Target date 2031-2035

+	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
^	An affiliate of The Dreyfus Corporation.

2012 Portfolio Changes

*	On April 30, 2012 the Invesco V.I. Capital Development Fund (the “Target Fund”) was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.
**	On April 30, 2012 the Invesco V.I. Dividend Growth Fund changed its name to the Invesco V.I. Diversified Dividend Fund.
***	On July 15, 2012 the Invesco Van Kampen V.I Mid Cap Value Fund will change its name to the Invesco Van Kampen V.I. American Value Fund. The list above reflects this change.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

If, pursuant to SEC rules, the Dreyfus Money Market Portfolio (the “MM Portfolio) suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay any transaction involving a transfer or payment from the corresponding Subaccount until the MM Portfolio is liquidated. If you have allocated funds to the MM Portfolio at the time of any such suspension, the delay may impact transfers to another Subaccount, or payments in connection with a surrender of your contract, withdrawal requests, loan requests, annuity benefit payments or the death benefit.

THE FIXED ACCOUNTS

The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

The Fixed Account options are only available in connection with individual contracts.

Interests in the Fixed Account options are not securities and are not registered with the SEC. The Fixed Account options are part of the Company’s general account. Amounts allocated to the Fixed Account options will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account generally will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued.

Example: You allocate $5,000 to the Fixed Account Option One-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next year.

Renewal of Fixed Account Options with Guarantee Periods

At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

1998 Version	An amount that was allocated or transferred to any of the then available Fixed Account options with a guarantee period will mature at the end of the period. When an amount matures, you may transfer it as indicated above. No amount may be allocated to a guarantee period option that would extend beyond the Owner’s 85th birthday or 5 years after the effective date of the Contract, if later (the “85/5 restriction”). If you do not transfer the amount, then we will apply it to a new guarantee period under the One-Year Guarantee Period Option. If that guarantee period is not available due to the 85/5 restriction, then the amount will be transferred to the Fixed Accumulation Account.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS

Overview

Generally you can make one or more Purchase Payments at any time before the Annuity Commencement Date. We will allocate Purchase Payments to the available Subaccounts and Fixed Account options according to your instructions.

You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. For more information on these programs, see the Automatic Transfer Programs section of this prospectus.

Purchase Payments

Purchase Payments must be received at the Company’s administrative office at P.O. Box 5423, Cincinnati, Ohio 45201-5423. Upon request, we will provide you with a receipt as proof of payment.

Current Restrictions on Purchase Payment Amounts

	Tax Qualified Contract	Non Tax Qualified Contract
Minimum amounts
Minimum initial Purchase Payment	$20,000	$20,000
Minimum additional Purchase Payment	$50	$100
Maximum amounts
Maximum single Purchase Payment	$ 500,000 or Company approval	$ 500,000 or Company approval

We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.

We will apply your initial Purchase Payment to your account using the following rules.

•	If the application form is in Good Order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment.

•

If the application form is not in Good Order, we will attempt to get the application form in Good Order within 5 business days. If the application form is not in Good Order at the end of 5 business days, we will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically agrees that we may keep the Purchase Payment until the application form is in Good Order. Once the application form is in Good Order, we will apply the Purchase Payment within 2 business days.

We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in Good Order. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in Good Order.

We may, in our sole discretion, restrict or prohibit allocations of Purchase Payments to a Subaccount or a Fixed Account option from time to time on a nondiscriminatory basis.

Allocations to Investment Options

You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or Fixed Account options. Allocation instructions must be made by Written Request.

Subaccount Option	Fixed Account Options
See the Portfolios section of this prospectus for a list of the currently available Subaccounts.

The currently available Fixed Account options for individual Contracts are:

•     Fixed Accumulation Account

•     Fixed Account One-Year Guarantee Period

The Fixed Account options are not available under group Contracts.

Interests in the Subaccounts are securities registered with the SEC. You bear the risk of investment gain or loss on amounts allocated to the Subaccounts.

Current Restrictions on Allocations

The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are:

Minimum allocation to any Subaccount	$10
Minimum allocation to Fixed Accumulation Account	$10
Minimum allocation to a Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to any guarantee period option that would extend beyond the Annuity Commencement Date.
Allocation during right to cancel period	No current restrictions. However, the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

We may, in our sole discretion, restrict or prohibit allocations to a Subaccount or a Fixed Account option from time to time on a nondiscriminatory basis.

CHARGES AND DEDUCTIONS

Charges and Deductions by the Company

We assess two types of charges and deductions. We assess charges to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values or Benefit Unit Values. These charges are the annual Contract maintenance fee, transfer fees, and premium taxes, where applicable. We also assess charges against the Separate Account. These charges are reflected in the Accumulation Unit Values and Benefit Unit Values. These charges are the administration charge and the mortality and expense risk charge.

Contract Maintenance Fee

Purpose of Fee	To offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$40.00 per year.

When and How Deducted	Before the Commencement Date, we deduct this fee pro rata from amounts invested in the Subaccounts as of the Valuation Period after each Contract Anniversary that this Contract is in effect. After the Commencement Date, we deduct a portion of the annual fee from each variable dollar payment. We also deduct the full annual fee at the time of a surrender.

Waivers	Before the Commencement Date if the Account Value is at least $40,000 on the date the fee is due (individual Contracts only). After the Commencement Date if the amount applied to a variable dollar benefit is at least $40,000 (individual Contracts only). In our discretion where we incur reduced sales and servicing expenses. After the Commencement Date where required to satisfy state law.

Transfer Fee

Purpose of Fee	To offset costs incurred in administering the Contracts.

Amount of Fee	$25 for each transfer in excess of 12 in any contract year. We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct the fee from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year.

Administration Charge

Purpose of Charge	To offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge

As compensation for assuming mortality and expense risks under the Contract.

•       We assume mortality risks because we are obligated under the Contracts to make Annuity Benefit payments and Death Benefit payments.

•       We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the Contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers

When we expect to incur reduced sales and servicing expenses certain groups that meet higher underwriting or other criteria, we may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Group version.” The mortality and expense risk charge under an Enhanced Group version is either:

•       a daily charge of 0.002615% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.95%, or

•       a daily charge of 0.002063% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.75%.

Premium Taxes

Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value at the time that the tax is imposed.

Expenses Related to Loans

If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus

Maximum Charges

Except as described below, we will never charge more to a Contract than the fees and charges described below, even if our actual expenses exceed the total fees and charges collected. If the fees and charges that we collect exceed the actual expenses that we incur, the excess will be profit to us and will not be returned to Owners.

We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Withdrawals and Surrenders section of this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Discretionary Waivers of Charges

We will look at the following factors to determine if we will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made, (2) the total amount of Purchase Payments to be received, and (3) any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios

In addition to charges and deductions by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

TRANSFERS

Transfers

Before the Commencement Date, you may transfer amounts among Subaccounts, between Fixed Account options (where available), and/or between Subaccounts and Fixed Account options (where available).

A transfer is effective on the Valuation Date during which we receive the Written Request for transfer. We will process transfers to a Subaccount at the Accumulation Unit Value calculated after we receive the transfer request in Good Order.

Current Restrictions on Transfers

The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified
Minimum Transfers from
Any Subaccount	$500 or balance of Subaccount, if less than $1,000
Fixed Account option	$500 or balance of Fixed Account option, if less
Minimum Transfer to
Fixed Accumulation Account	None
Fixed Account option with guarantee period	$2,000 No amounts may be transferred to a guarantee period option that would extend beyond the Annuity Commencement Date.
Maximum Transfers from
Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.
Maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.
Non-Maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary without penalty.
General Restrictions on Transfers from Fixed Account options

•     May not be made prior to first contract anniversary.

•     Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of a Subaccount or a Fixed Account option on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion.

How to Request a Transfer

Currently, you may make a transfer request by Written Request or any of the following alternate methods:

•	by telephone at 1-800-789-6771

•	by facsimile at 513-768-5115 or

•	over the Internet through our web site at www.gafri.com.

All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.

You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in Good Order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Automatic Transfer Programs

Before the Commencement Date, we offer the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching between investment options available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Service	Description	Minimum Account Requirements	Limitations/Notes

Dollar Cost Averaging

Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount (s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.

Changes in or Termination of Automatic Transfer Programs

You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, you must send us a Written Request by U.S. or overnight mail, or by facsimile at 513-768-5115. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.

We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.

Transfer Restrictions Related to Active Trading Strategies

Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS

You can access your Account Value before the Annuity Commencement Date through withdrawals from the Contract, Contract loans (if available), or a surrender of the Contract. Contract loans are described more fully in the next section of this prospectus.

You may take withdrawals from the Contract at any time before the Annuity Commencement Date. Withdrawals must be made by Written Request. The amount of the withdrawal must be at least $500. No withdrawal can be made that would reduce the Account Value of the Contract to less than $500.

A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the applicable Fixed Account options. Unless the Written Request states otherwise, the reduction in each Subaccount and Fixed Account option will be in the same proportion as the reduction in the total Account Value. If you wish to specify the Subaccount(s) and/or Fixed Account option(s) from which you wish to make a withdrawal and the amount of the withdrawal to be taken from each specified Subaccount and/or Fixed Account option, you must include this information in the Written Request.

You may surrender a Contract in full for the Account Value at any time before the Annuity Commencement Date. A full surrender will terminate the Contract. Surrenders must be made by Written Request. The amount available for surrender will be the Account Value at the end of the Valuation Period in which the Written Request for surrender is received by

us. Any fee, charges, loans or applicable premium tax or other taxes not previously deducted will be deducted as part of the calculation of the Account Value.

An amount paid on a withdrawal or surrender may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

A withdrawal or surrender is effective on the Valuation Date during which we receive the Written Request for withdrawal or surrender in Good Order at our administrative office. A withdrawal or surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

Restrictions and Charges on Withdrawals and Surrenders

	Tax Qualified Contracts	Non Tax Qualified Contracts
Minimum withdrawal amount	$500	$500
Minimum remaining Account Value after a withdrawal	$500	$500
Amount available for surrender (valued as of end of Valuation Period in which we receive the surrender request)	Account Value subject to tax law or employer plan restrictions on withdrawals	Account Value subject to employer plan restrictions on withdrawals
Contract maintenance fee on full surrender	$40
Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25%for certain SIMPLE IRAs)

Deferral of Payment

We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period:

•	when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted;

•

when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the nets assets in the Separate Account; or

•	when the SEC permits a suspension or delay in payment for the protection of security holders.

As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Account. We may delay processing and payment for up to 6 months after we receive your Written Request. If we delay processing and payment, we will comply with applicable state law.

Systematic Withdrawal

Before the Annuity Commencement Date, you may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100.

You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.

Currently, we do not charge a fee for systematic withdrawal services. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

We may make loans to Owners of certain Tax Qualified Contracts. If loans are available under a Tax Qualified Contract, loan provisions are described in the loan endorsement to the Contract. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option. The collateral will earn a fixed rate of interest applicable to loan collateral, which will be at least equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•

Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 1%, the maximum loan interest spread is 7%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•

A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 7% and the current “loan interest spread” will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.

Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account One-Year Guarantee Period option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the interest rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that interest rate, the Account Value will be higher than it would have been if no loan had been outstanding.

ANNUITY BENEFIT

Annuity Benefit	The payments that may be made under the Annuity Benefit section of the Contract.

Annuity Benefit Amount	The Account Value, reduced by any fees and charges, loans, and applicable premium tax or other taxes not previously deducted, will be used to provide Annuity Benefit payments under the Contract.

Annuity Commencement Date	The first day of the first payment interval for which an Annuity Benefit payment is to be made.

When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to you. Annuity Benefit payments are based on the Account Value. Annuity Benefit payments may be calculated and paid as variable dollar payments, fixed dollar payments, or a combination of both The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. You (or the applicable payee) bear the risk that any variable dollar payment may be less than the initial variable dollar payment or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

Annuity Commencement Date

The Annuity Commencement Date is set out on the Contract specification page. You may change the Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.

You should consider the following rules when designating the Annuity Commencement Date.

Tax Qualified Contract	Non Tax Qualified Contract
The Annuity Commencement Date generally must be no later than the Contract Anniversary following your 70th birthday. The Annuity Commencement Date can be later only if we agree.	The Annuity Commencement Date generally must be no later than (1) the Contract Anniversary following the 85th birthday of the elder of you or any joint owner or (2) five years after the effective date of the Contract, whichever is later. The Annuity Commencement Date can be later only if we agree

Form of Annuity Benefit

You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. You may request fixed dollar payments, variable dollar payments, or a combination of both.

You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before the Annuity Commencement Date. We must receive your Written Request at least 30 days before the Annuity Commencement Date.

If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. In addition, the form of the Annuity Benefit payments (fixed dollar payments, variable dollar payments, or a combination of both) will reflect the allocation of your Account Value as of the end of the Valuation Period that precedes the Annuity Commencement Date.

1998 Version	If you do not select a settlement option, Annuity Benefit payments will be fixed dollar payments made monthly under the terms of Settlement Option B for a period of 10 years.

If this Contract is a Tax Qualified Contract, an election of a settlement option is subject to restrictions stated in the tax qualification endorsement. If this Contract is not a tax qualified contract, then an election of a settlement option is subject to the distribution rules set forth in the Contract.

Person Who Receives Annuity Benefit Payments

Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule.

•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a transfer or rollover to, or as a tax-free exchange for, an annuity or tax-qualified account as permitted by federal tax law.

Annuity Benefit payments that are still payable after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

For group contracts, Annuity Benefit payments will be made to the participant as payee. Any Annuity Benefit amounts remaining payable on his or her death will be paid to the contingent payee designated by the participant by Written Request. We may reject the naming of a non-natural payee. The participant will be the person on whose life any Annuity Benefit payments are based.

DEATH BENEFIT

Death Benefit

Beneficiary	The person entitled to receive any Death Benefit under this Contract. More information about the Beneficiary is included in the Contract section of the prospectus.
Death Benefit	The benefit described in the Death Benefit section of the Contract.
Death Benefit Commencement Date	(1) The first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.
Death Benefit Valuation Date	The earlier of (1) the date that we have received both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit and (2) the Death Benefit Commencement Date.
Due Proof of Death

A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.

A Death Benefit will be paid under this Contract if you or a joint owner dies before the Annuity Commencement Date and before the Contract is surrendered.

A Death Benefit will also be paid under the following circumstances.

•	You or a joint owner is a non-natural person and the Annuitant dies before the Annuity Commencement Date and before the Contract is surrendered.

•	The Contract is a Tax Qualified Contract and the Annuitant dies before the Annuity Commencement Date and before the Contract is surrendered.

If your surviving spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) becomes a successor owner of the Contract, no Death Benefit will be paid on your death.

Only one Death Benefit will be paid under the Contract. No Death Benefit will be paid until we receive Due Proof of Death. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal.

Death Benefit Amount

The amount of the Death Benefit will be based on the greater of (1) the Account Value on the Death Benefit Valuation Date and (2) the total of all Purchase Payments, reduced proportionally for any withdrawals. Any reduction in the Purchase Payments that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of the withdrawal.

Example of Determination of Death Benefit Amount

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.

Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	–11,111
Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

1998 Version

The Death Benefit will be an amount equal to the greater of (1) the Account Value as of the Death Benefit Valuation Date and (2)
100% of the Purchase Payment(s) received by us, less any amounts returned to you.

Example of Determination of Death Benefit Amount (1998 version)

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.

Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 10,000
Purchase Payments reduced for withdrawals	$90,000

Step Two: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $90,000 is greater than the Account Value of $80,000, so the Death Benefit amount would be $90,000.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by any outstanding loans.

Death Benefit Commencement Date

The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of the death of the applicable person. If no designation is made, then the Death Benefit Commencement Date will be one year after the death.

Allocations and Transfers of Death Benefit Amount

On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Account options. This allocation will be made in the same proportion as the value of each option bears to the total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on the Account Value.

Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Account options. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.

Form of Death Benefit

You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. You may request fixed dollar payments, variable dollar payments, or a combination of both. There is no additional charge associated with the form of Death Benefit election.

The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.

If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.

If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. In addition, the form of the Death Benefit payments (fixed dollar payments, variable dollar payments, or a combination of both) will reflect the allocation of your Account Value as of the end of the Valuation Period that precedes the Death Benefit Commencement Date.

1998 Version	If you do not select a settlement option, Death Benefit payments will be fixed dollar payments made monthly under the terms of Settlement Option A for a period of 4 years.

The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date.

If this Contract is a Tax-Qualified Contract, an election of a settlement option is subject to restrictions stated in the tax qualification endorsement. If this Contract is not a tax-qualified contract, then an election of a settlement option is subject to the distribution rules set forth in the Contract.

Lump Sum Payments of Death Benefits Prior to January 1, 2012

Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

Application of a Death Benefit to a Settlement Option

When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value. Benefit payments may be calculated and paid as variable dollar payments, fixed dollar payments, or a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

Person Who Receives Death Benefit Payments

Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.

•

If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

•	Death Benefit payments may be paid as a transfer or rollover to, or as a tax-free exchange for, an annuity or tax-qualified account as permitted by federal tax law.

Death Benefit payments that are still payable after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

Step Up in Account Value for Successor Owner

If your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) becomes the successor owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature.

•

The Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to the Account Value on the applicable date, the Account Value will not be increased.

If the Account Value is increased under this provision, we will add the amount of the increase to the Fixed Accumulation Account.

Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of (1) the date that we receive Due Proof of Death or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

SETTLEMENT OPTIONS

Settlement Options

We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. All elected settlement options must comply with pertinent laws and regulations. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed.

Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for Death Benefit settlement options only.)

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for at least a fixed period. If the person on whose life benefit payments are based lives longer than the fixed period, then we will make payments until his or her death.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. After the death of the primary person, we will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

The Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, is used to compute all guaranteed settlement option factors, values, and benefits under the Contract.

1998 Version	The 1983 Individual Annuity Mortality Table with interest at 3% per year, compounded annually, is used to compute all guaranteed settlement option factors, values, and benefits under the Contract. For nonqualified individual Contracts, these guarantees are generally based on the sex of the Annuitant. For qualified and group Contracts, these guarantees are based on blended lives (60% female/40% male).

Forms of Benefit Payments Under Settlement Options

Fixed Dollar Payments

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments

The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest. Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each benefit payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

Each variable dollar benefit payment is reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

Payments under Settlement Options

Payments under any settlement option may be in fixed dollar payments, variable dollar payments, or a combination of both.

Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval (the first day of the initial payment interval for the 1998 version of the Contract). If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

If payment under a settlement option depends on whether a specified person is still alive, we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.

We may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.

Considerations in Selecting a Settlement Option and Payment Forms

Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the smaller the amount of each payment because more payments will be made.

•

For life contingent settlement options (Option B and Option C), the longer the life expectancy of the Annuitant or Beneficiary, the smaller the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•

The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, (3% per year, compounded annually, for the 1998 version of the Contract) also affects the amount by which variable dollar payments increase or decrease.

THE CONTRACTS

Each Contract is an agreement between you and us. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between us and the group owner. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Right to Cancel

If you are the Owner of an individual Contract, you may cancel it by returning it and giving us written notice of cancellation. You have until midnight of the 20th day following the day you receive the Contract. The Contract must be returned and the required notice must be given to us, or to the agent who sold it to you, in person or by mail. If sent by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If you cancel your individual Contract as set forth above, the Contract will be void and we will refund the Purchase Payments plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which we receive the returned Contract.

Federal law or the law of the state where you live may vary your cancellation rights.

•	When required by state or federal law, we will refund the Purchase Payments without any investment gain or loss, during all or the applicable part of the right to cancel period.

•	When required by state or federal law, we will refund the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period.

•	When required by state law, the right to cancel period may be longer than 20 days.

•	When required by state law, the right to cancel may apply to group Contracts.

During the right to cancel period, we reserve the right to allocate all Purchase Payments temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with your initial Purchase Payment.

Termination

We reserve the right to terminate any Contract at any time that the Account Value is less than $500. If we terminate the Contract, we will pay you the Account Value less any fees and charges, loans, and applicable premium tax or other taxes not previously deducted.

A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to our termination right as described above.

Ownership Provisions

Owner

The Owner is the person with authority to exercise all of the ownership rights under a Contract, such as making allocations among investment options, electing a settlement option, and designating the Annuitant, Beneficiary and payee. If you live in a community property state and have a spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) at any time while you own this Contract, the laws of that state may vary your ownership rights.

An Owner must ordinarily be a natural person, or a trust or other legal entity holding a Contract for the benefit of a natural person. If the Owner or a joint owner is a non-natural person, then the age of the eldest Annuitant will be treated as the age of the owner for all purposes under this Contract.

Successor Owner

In some cases, your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) may succeed to the ownership of the Contract after your death. Specifically, if you die before the Annuity Commencement Date and your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) is the surviving joint owner or sole surviving Beneficiary under the Contract, he or she will become the successor owner of the Contract if (1) you make that Written Request before your death or (2) after your death, your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. As successor owner, your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) will then succeed to all rights of ownership under the Contact except the right to name another successor owner.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not you spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.

Civil Union Partners, Domestic Partners and Same-Gender Married Couples: The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.

1998 Version	Your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) may not succeed to the ownership of the Contract after your death unless the Contract was issued with an endorsement that permits your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) to become the successor owner.

Joint Owners

Tax Qualified Contracts	For an individual Contract, no joint owner is permitted.

Non Tax Qualified Contracts	Two persons may jointly own the Contract. Each joint owner may exercise allocation and transfer rights independently. All other rights of ownership must be exercised by joint action.

A surviving joint owner who is not the spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased owner may not become a successor owner, but will be deemed to be the Beneficiary of the Death Benefit that becomes payable on the death of the first owner to die, regardless of any Beneficiary designation.

Transfer of Ownership

Tax Qualified Contracts	You may not transfer, sell or in any way alienate your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

Non Tax Qualified Contracts	You may transfer ownership at any time during your lifetime. A transfer must be made by Written Request. Except as otherwise elected or required by law, a transfer of ownership will not cancel a designation of an Annuitant or Beneficiary or a settlement option election. A transfer of ownership may have adverse tax consequences

Assignment

Tax Qualified Contracts	You may not pledge, charge, encumber, or in any way assign your interest in the Contract.

Non Tax Qualified Contracts	You may assign all or any part of your rights under this Contract except:

• the right to designate or change a Beneficiary

• the right to designate or change an Annuitant

• the right to transfer ownership and

• the right to elect a settlement option.

The person to whom rights are assigned is called an assignee. An assignment must be made by Written Request. We are not responsible for the validity of any assignment. If an assignment is allowed, the rights of an assignee, including the right to any payment under the Contact, come before the right of the Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only by the assignee or as provided by law.

Annuitant Provisions

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

Annuitant

Tax Qualified Contracts	If this Contract is an individual contract, the Annuitant must be the Owner. If this Contract is a group contract, then the Annuitant is the designated participant in the group plan for whose benefit the Contract was purchased. The designation cannot be changed.
Non Tax Qualified Contracts

The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

•    A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•    A designation may name a contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

You generally may make or change a designation of Annuitant at any time before the Annuity Commencement Date. A designation of annuitant must be made by Written Request.

The designation of Annuitant may not be made or changed if the Owner or a joint owner is a trustee or a non-natural person. Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Beneficiary Provisions

The Beneficiary is the person entitled to receive any Death Benefit under this Contract.

If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you. If there is no joint owner who survives you, than the Beneficiary is the person or persons that you designate. If there is no joint Owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

Unless you have specified that a prior designation of Beneficiary is irrevocable, you may make or change a designation of Beneficiary at any time before the Annuity Commencement Date. A designation of Beneficiary must be made by Written Request. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option C).

Payees under the Contract

A payee is a person to whom benefits are paid under this Contract.

Payees

Tax Qualified Contracts	You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit.

Non Tax Qualified Contracts	The Beneficiary is the payee of the Death Benefit. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee.

The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees

Annuity Benefits

You may designate a contingent payee to receive Annuity Benefit payments that are still payable after the death of the payee.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments.

Failing that, we will make such payments to the estate of the last payee who received payments.

Unless you have specified that a prior designation is irrevocable, you may change the payee or contingent payee at any time.

Death Benefits

You may designate a contingent payee to receive Death Benefit payments that are still payable after the death of the Beneficiary.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary.

Failing that, we will make such payments to the estate of the last payee who received payments.

A Beneficiary may not change a contingent payee designation made by you. A Beneficiary may make or change any other payee or contingent designation at any time.

A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.

Irrevocable naming of a Payee other than the Owner can have adverse tax consequences.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202-4201.

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

General

We established the Separate Account on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of our Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or investment practices or policies of the Separate Account.

The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

We may operate the Separate Account as a management company or any other form permitted by law. We may de-register the Separate Account in the event such registration is no longer required. We may combine the Separate Account with one or more separate accounts. We would only take these actions if we deemed them to be in the best interest of persons having voting right under the Contracts.

Additions, Deletions or Substitutions of Portfolios

New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.

In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the 1940 Act, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES

To the extent required by law, we will vote shares of a Portfolio held in the Separate Account at regular and special shareholder meetings of the Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

Before the Commencement Date, we will vote Portfolio shares according to instructions of Owners, unless we are permitted to vote shares in our own right. We will solicit voting instructions in accordance with procedures established by the respective Portfolios. Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio.

We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.

We will also vote or abstain from voting shares for which we receive no timely instructions and shares we hold as to which Owners have no beneficial interest (including shares held by us as reserves for benefit payments*). We will vote or abstain from voting such shares in proportion to the voting instructions we receive from Owners of all Contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of Owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

•

Neither the Owner nor payee has any interest in the Separate Account after the Commencement Date. Benefit Units are merely a measure of the amount of the benefit payments we are obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202-4201. GAA is an indirect wholly-owned subsidiary of American Financial Group, Inc. and, as a result, an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA pays commissions to other broker-dealers for sales made through their registered representatives, and these broker-dealers pay their registered representatives from their own funds. Commissions paid by us are calculated as a percentage of the purchase payments received for a contract. The maximum percentage is 8.5% of the purchase payments received from a contract. Commissions paid by us may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.

The Statement of Additional Information includes more information about the compensation we pay to GAA and additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities

IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities

IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Deferred Compensation Plans

State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s

IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, 401(k), or 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to other amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts
Plan Types

•  IRC §408 (IRA, SEP,

SIMPLE IRA)

•  IRC §408A (Roth IRA)

•  IRC §403(b) (Tax-Sheltered

Annuity)

•  IRC §401 (Pension, Profit–

Sharing, 401(k))

•  Governmental IRC §457(b)

•  IRC §402A (Roth TSA,

Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions

The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.

All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if the required beginning date for distributions from a tax-qualified Contract had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations

At least once each contract year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first. We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding

If you and other Owners at a shared address consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com if you wish to receive separate documents. If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.gafri.com for additional information about householding.

Electronic Delivery of Required Documents

If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for the Contracts is 333-51955.

Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company

General Information and History

State Regulations

Portfolios

General Information

Revenue We Receive from the Portfolios and/or Their Service Providers

Services

Safekeeping of Separate Account Assets

Records and Reports

Experts

Distribution of the Contracts

Compensation Paid to GAA

Additional Compensation Paid to Selected Selling Firms

Performance Information

Standardized Total Return—Average Annual Total Return

Adjusted Historical Total Return

Non-Standardized Total Return—Cumulative Total Return

Standardized Yield for the Money Market Subaccount

Benefit Unit Transfer Formulas

Glossary of Financial Terms

Federal Tax Matters

Taxation of Separate Account Income

Tax Deferral on Non-Tax-Qualified Contracts

Financial Statements

Copies of the Statement of Additional Information dated May 1, 2012 are available without charge.

•

To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.

Annuity Investors Variable Account B

Request for Statement of Additional Information

Name:
Address:
City:	State:	Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
9.711168	214,654.017	9.922696	318.584	10.065682	0.000	12/31/11
9.739897	221,618.541	9.921895	286.016	10.044607	0.000	12/31/10
8.901355	251,200.267	9.040175	408.687	9.133548	0.000	12/31/09
7.520419	292,792.476	7.614507	586.278	7.677635	0.000	12/31/08
12.161971	382,937.244	12.276538	562.471	12.353222	0.000	12/31/07
12.494572	420,902.275	12.573776	280.955	12.626654	0.000	12/31/06
10.560864	99,384.541	10.595660	82.915	10.618830	0.000	12/31/05
10.216542	36,701.792	10.219180	0.000	10.220930	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
14.117831	438,456.612	14.425323	1,594.419	14.633089	0.000	12/31/11
14.417878	512,668.298	14.687266	1,820.735	14.868815	0.000	12/31/10
12.261657	554,495.560	12.452868	1,805.921	12.581419	0.000	12/31/09
9.570065	643,576.702	9.689796	2,128.521	9.770091	0.000	12/31/08
12.830516	824,409.192	12.951404	1,978.442	13.032269	0.000	12/31/07
13.320957	911,824.088	13.405406	2,031.092	13.461747	0.000	12/31/06
11.229852	114,376.075	11.266849	132.931	11.291465	0.000	12/31/05
10.395465	24,970.228	10.398152	0.000	10.399928	0.000	12/31/04
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
10.390341	382,563.084	10.616660	4,254.932	10.769607	0.000	12/31/11
10.426360	425,837.801	10.621190	7,693.772	10.752524	0.000	12/31/10
9.109140	465,662.402	9.251218	7,296.322	9.346746	0.000	12/31/09
6.869832	518,640.998	6.955803	7,329.338	7.013465	0.000	12/31/08
11.906808	575,813.493	12.019004	7,031.090	12.094070	0.000	12/31/07
9.979396	707,542.380	10.042693	8,378.330	10.084934	0.000	12/31/06
10.463493	32,615.015	10.497965	0.000	10.520913	0.000	12/31/05
10.386756	598.086	10.389435	0.000	10.391213	0.000	12/31/04
American Century VP VistaSM Fund-Class I Shares (Inception Date 12/1/2004)
11.144529	549,578.667	11.387273	2,491.519	11.551326	0.000	12/31/11
12.271322	677,149.148	12.500604	3,919.696	12.655163	0.000	12/31/10
10.046098	743,185.410	10.202788	5,530.674	10.308131	0.000	12/31/09
8.319404	826,352.105	8.423513	8,326.352	8.493327	0.000	12/31/08
16.424171	915,985.190	16.578885	8,152.670	16.682385	0.000	12/31/07
11.918299	976,806.445	11.993889	11,321.554	12.044325	0.000	12/31/06
11.088360	79,780.294	11.124884	0.000	11.149189	0.000	12/31/05
10.399373	4,938.285	10.402055	0.000	10.403835	0.000	12/31/04
Davis Value Portfolio (Inception Date 5/1/2007)
7.942116	121,657.376	8.055826	3,665.277	8.132179	0.000	12/31/11
8.405610	189,109.456	8.500108	3,635.663	8.563406	0.000	12/31/10
7.559947	190,658.865	7.621755	2,583.968	7.663033	0.000	12/31/09
5.845926	154,220.486	5.875823	945.382	5.895744	0.000	12/31/08
9.935864	36,509.854	9.956171	13.838	9.969667	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
9.008668	51,137.405	9.137629	211.394	9.224248	0.000	12/31/11
9.118201	54,623.667	9.220701	138.711	9.289371	0.000	12/31/10
7.284643	6,059.237	7.344183	0.000	7.383992	0.000	12/31/09
5.459428	6,054.670	5.487338	0.000	5.505956	0.000	12/31/08
9.297957	1,976.759	9.316963	0.000	9.329598	0.000	12/31/07
Dreyfus IP Technology Growth Portfolios-Initial Shares (Inception Date 12/1/2004)
12.692241	830,225.679	12.968656	4,375.537	13.155481	0.000	12/31/11
13.958169	919,000.964	14.218937	5,554.461	14.394733	0.000	12/31/10
10.895130	997,390.377	11.065036	4,874.101	11.179274	0.000	12/31/09
7.008211	1,051,298.784	7.095896	4,912.351	7.154718	0.000	12/31/08
12.085181	1,154,532.874	12.199017	4,614.070	12.275209	0.000	12/31/07
10.684409	1,309,668.746	10.752145	7,254.620	10.797370	0.000	12/31/06
10.388053	32,100.558	10.422269	0.000	10.445063	0.000	12/31/05
10.151024	198.889	10.153642	0.000	10.155381	0.000	12/31/04

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
11.586654	484,797.888	12.101538	9,130.068	10.032741	0.000	12/31/11
11.646028	515,234.318	12.126698	8,587.138	10.033366	0.000	12/31/10
10.287151	560,684.875	10.679251	7,795.056	8.817978	0.000	12/31/09
7.800236	579,088.137	8.072969	7,715.712	6.652498	0.000	12/31/08
12.064814	630,147.828	12.448556	6,547.156	10.237389	0.000	12/31/07
11.353220	701,011.037	11.678582	5,863.440	9.584710	0.000	12/31/06
10.543914	795,479.598	10.813247	5,790.816	8.856675	0.000	12/31/05
10.320091	913,267.538	10.551666	5,286.547	8.625051	0.000	12/31/04
9.854396	925,266.631	10.045110	4,815.599	8.194494	4,333.000	12/31/03
7.930106	960,232.146	8.059684	3,420.290	6.561870	3,843.678	12/31/02
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
13.832288	2,653,082.651	14.446851	17,801.509	11.786891	0.000	12/31/11
13.769660	2,952,544.404	14.337884	16,707.673	11.674447	0.000	12/31/10
12.160550	3,157,298.781	12.623970	14,673.632	10.258200	0.000	12/31/09
9.762392	3,356,601.303	10.103650	13,245.896	8.193641	0.000	12/31/08
15.752402	3,792,658.208	16.253270	8,643.223	13.153999	0.000	12/31/07
15.179498	4,190,418.249	15.614354	7,744.043	12.611288	0.000	12/31/06
13.328744	4,493,460.193	13.669089	6,535.021	11.017946	0.000	12/31/05
12.911696	4,792,865.682	13.201315	7,554.962	10.619518	0.000	12/31/04
11.835440	4,670,251.024	12.064404	9,003.839	9.685471	73,399.535	12/31/03
9.349226	4,454,143.840	9.501934	6,861.288	7.613224	67,021.625	12/31/02
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
16.272277	530,768.195	16.995212	1,550.488	14.005554	0.000	12/31/11
15.138504	574,110.520	15.763195	1,560.588	12.964135	0.000	12/31/10
13.314101	646,153.835	12.623970	2,554.564	11.344306	0.000	12/31/09
11.017708	708,576.070	11.402845	3,921.416	9.340292	0.000	12/31/08
15.862343	863,904.016	16.366759	3,664.796	13.379175	0.000	12/31/07
15.017729	946,182.350	15.447987	4,551.668	12.602520	0.000	12/31/06
13.075735	1,005,802.778	13.409645	4,744.717	10.917645	0.000	12/31/05
12.704674	1,036,367.953	12.989662	6,831.224	10.554457	0.000	12/31/04
12.265787	936,025.635	12.503079	8,455.513	10.138694	2,923.121	12/31/03
10.264481	821,738.414	10.432114	6,651.281	8.442660	2,343.298	12/31/02
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
11.443593	267,262.291	11.952080	4,813.443	11.129768	0.000	12/31/11
11.939359	304,183.806	12.432089	4,442.428	11.553457	0.000	12/31/10
10.209163	333,618.835	10.598240	4,148.936	9.829376	0.000	12/31/09
8.039857	397,593.350	8.320928	3,603.879	7.701708	0.000	12/31/08
13.684704	484,210.513	14.119889	3,131.987	13.042638	0.000	12/31/07
12.799045	534,977.589	13.165752	3,400.363	12.136646	0.000	12/31/06
11.335178	573,338.603	11.624648	4,096.135	10.694477	0.000	12/31/05
11.122877	660,745.227	11.372419	5,058.158	10.441383	0.000	12/31/04
10.496627	594,854.140	10.699714	4,344.521	9.804034	1,018.544	12/31/03
8.409071	633,983.863	8.546428	2,655.811	7.815544	780.152	12/31/02
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.186386	4,042,444.467	1.230805	43,697.057	1.218660	0.000	12/31/11
1.200448	4,830,483.049	1.241697	42,561.820	1.227627	0.000	12/31/10
1.214495	5,766,256.197	1.252565	45,108.568	1.236565	0.000	12/31/09
1.227384	6,894,098.095	1.262277	38,305.622	1.244346	0.000	12/31/08
1.216497	7,980,519.294	1.248206	35,610.229	1.228338	0.000	12/31/07
1.183188	6,426,348.042	1.211707	35,651.958	1.189895	0.000	12/31/06
1.152576	6,753,332.466	1.177927	40,350.784	1.154189	0.000	12/31/05
1.140557	5,458,310.932	1.162738	4,618.151	1.137075	0.000	12/31/04
1.146684	11,398,828.937	1.165764	9,040.873	1.138179	133,840.928	12/31/03
1.153638	26,597,370.970	1.169798	23,476.567	1.140327	126,326.727	12/31/02
Dreyfus VIF Opportunistic Small Cap Portfolio -Initial Shares (Inception Date 7/15/1997)
11.085179	470,581.549	11.577904	1,777.376	11.127354	0.000	12/31/11
13.049170	505,999.336	13.587862	2,196.614	13.032769	0.000	12/31/10
10.091016	566,076.124	10.475736	3,327.238	10.027548	0.000	12/31/09

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
8.120054	592,552.159	8.404032	3,429.651	8.028251	0.000	12/31/08
13.197067	683,423.829	13.616883	3,292.355	12.981641	0.000	12/31/07
15.049986	807,530.215	15.481299	5,517.924	14.729135	0.000	12/31/06
14.708620	908,638.512	15.084331	6,468.518	14.322591	0.000	12/31/05
14.099077	919,021.905	14.415462	6,838.658	13.660000	0.000	12/31/04
12.842412	898,484.551	13.090970	9,249.068	12.379997	5,775.857	12/31/03
9.888294	887,931.962	10.049896	5,581.765	9.485334	5,490.189	12/31/02
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)
15.950320	246,483.584	16.570592	159.151	16.995825	0.000	12/31/11
16.923585	283,164.554	17.528415	171.426	17.942037	0.000	12/31/10
13.570609	294,557.144	14.022277	171.426	14.324246	0.000	12/31/09
10.880984	299,117.876	11.201557	217.385	11.419700	0.000	12/31/08
16.753029	419,825.549	17.193942	153.623	17.493245	0.000	12/31/07
17.321028	452,371.808	17.722591	276.237	17.994514	0.000	12/31/06
14.951171	417,983.505	15.251478	151.892	15.454348	0.000	12/31/05
14.543337	347,239.433	14.790573	44.787	14.957190	0.000	12/31/04
12.525203	434,240.830	12.699687	8.778	12.816964	1,637.748	12/31/03
8.673629	165,980.862	8.768488	0.000	8.832017	1,015.061	12/31/02
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.582086	220,613.239	9.719178	1,579.763	9.811290	0.000	12/31/11
9.804853	213,433.130	9.915011	1,409.932	9.988837	0.000	12/31/10
8.907869	186,322.194	8.980628	1,219.928	9.029267	0.000	12/31/09
7.558919	107,236.129	7.597522	1,051.150	7.623267	0.000	12/31/08
10.093988	48,022.988	10.114606	801.436	10.128323	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.901054	63,179.716	11.056957	1,896.821	11.161707	0.000	12/31/11
10.718686	70,369.207	10.839062	1,744.889	10.919741	0.000	12/31/10
10.218964	63,998.511	10.302376	1,504.883	10.358142	0.000	12/31/09
9.572516	57,711.154	9.621357	1,052.032	9.653924	0.000	12/31/08
10.331779	12,429.371	10.352868	798.961	10.366907	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.831294	325,548.201	8.957666	1,767.898	9.042554	0.000	12/31/11
9.298466	292,906.241	9.402949	1,525.288	9.472951	0.000	12/31/10
8.282285	258,899.931	8.349955	1,308.443	8.395174	0.000	12/31/09
6.738875	162,988.155	6.773305	1,058.808	6.796254	0.000	12/31/08
9.994910	55,891.199	10.015324	805.328	10.028907	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.191838	70,451.807	10.337621	2,051.426	10.435582	0.000	12/31/11
10.225248	72,550.676	10.340093	1,553.507	10.417086	0.000	12/31/10
9.525025	73,753.690	9.602792	1,319.783	9.654796	0.000	12/31/09
8.526582	35,362.381	8.570101	1,302.787	8.599135	0.000	12/31/08
10.193054	9,987.815	10.213871	805.937	10.227717	0.000	12/31/07
Invesco V.I. Capital Development Fund -Series I Shares* (Inception Date 12/1/2004)
11.107507	732,824.767	11.349462	9,940.331	11.513006	0.000	12/31/11
12.133682	789,430.012	12.360410	11,156.656	12.513264	0.000	12/31/10
10.360399	881,089.599	10.521990	8,898.877	10.630654	0.000	12/31/09
7.380463	946,895.438	7.472825	8,104.862	7.534783	0.000	12/31/08
14.131174	1,085,589.211	14.264320	5,721.311	14.353410	0.000	12/31/07
12.930724	1,168,401.050	13.012710	6,948.243	13.067437	0.000	12/31/06
11.254617	16,459.887	11.291687	1,008.183	11.316377	0.000	12/31/05
10.413665	2,721.825	10.416351	0.000	10.418135	0.000	12/31/04
Invesco V.I. Core Equity Fund -Series I Shares (Inception Date 5/1/2006)
10.689653	548,698.728	10.875898	3,343.527	11.001352	0.000	12/31/11
10.848006	619,908.793	11.003568	4,671.523	11.108093	0.000	12/31/10
10.042331	638,170.693	10.155438	5,046.866	10.231256	0.000	12/31/09
7.938572	737,379.930	8.003616	5,312.221	8.047095	0.000	12/31/08
11.525903	807,450.262	11.584894	4,107.964	11.624216	0.000	12/31/07
10.812798	946,182.515	10.834974	3,675.733	10.849709	0.000	12/31/06

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Invesco V.I. Diversified Dividend Fund -Series I Shares** (formerly Dividend Growth Fund) (Inception Date 5/1/2001)
9.137312	82,836.989	9.156070	307.180	9.168547	0.000	12/31/11
5.552872	156,743.557	5.717504	324.287	5.829679	0.000	12/31/10
5.105057	166,863.342	5.240456	320.689	5.332510	0.000	12/31/09
4.063096	166,382.593	4.158185	2,546.957	4.222670	0.000	12/31/08
10.161746	160,195.947	10.367656	1,986.127	10.506972	0.000	12/31/07
13.250780	177,386.400	13.477974	2,490.821	13.631352	0.000	12/31/06
11.540835	198,663.153	11.703172	1,383.076	11.812566	0.000	12/31/05
11.051409	208,252.570	11.172949	256.950	11.254711	0.000	12/31/04
10.313195	157,061.561	10.395135	38.751	10.450179	0.000	12/31/03
8.070175	118,822.635	8.110243	0.000	8.137086	0.000	12/31/02
Invesco V.I. Global Health Care Fund -Series I Shares (Inception Date 5/1/2001)
11.657407	230,720.226	12.039189	605.538	12.299936	0.000	12/31/11
11.373404	252,316.572	11.710286	983.143	11.939834	0.000	12/31/10
10.955003	274,749.744	11.245254	904.173	11.442574	0.000	12/31/09
8.702188	313,750.756	8.905665	1,193.409	9.043659	0.000	12/31/08
12.365170	335,033.531	12.615701	1,151.691	12.785234	0.000	12/31/07
11.212446	367,788.244	11.404707	1,104.143	11.534535	0.000	12/31/06
10.805644	405,402.095	10.957652	948.050	11.060091	0.000	12/31/05
10.132965	382,011.757	10.244403	727.654	10.319384	0.000	12/31/04
9.553444	311,542.224	9.629350	552.891	9.680353	1,325.870	12/31/03
7.580976	210,450.701	7.618614	203.656	7.643844	1,160.526	12/31/02
Invesco V.I. High Yield Fund -Series I Shares (Inception Date 7/15/1997)
14.600221	157,990.732	14.944921	352.137	15.178226	0.000	12/31/11
14.665988	178,635.311	14.966783	320.571	15.169859	0.000	12/31/10
13.096510	205,734.182	13.324556	212.978	13.478143	0.000	12/31/09
8.693381	215,192.913	8.817948	199.476	8.901628	0.000	12/31/08
11.866015	246,721.437	11.999364	304.725	12.088721	0.000	12/31/07
11.887590	336,558.419	11.984482	257.915	12.049249	0.000	12/31/06
10.886907	350,885.548	10.942429	230.396	10.979447	0.000	12/31/05
10.749148	449,939.142	10.771273	214.851	10.785980	0.000	12/31/04
10.095432	859,221.923	10.290759	188.060	9.127994	755.565	12/31/03
8.186958	488,086.809	8.320679	169.835	7.365950	653.397	12/31/02
Invesco V.I. Small Cap Equity Fund -Series I Shares (Inception Date 12/1/2004)
13.101043	256,379.488	13.386439	120.842	13.579267	0.000	12/31/11
13.383892	236,908.714	13.634006	1,679.531	13.802550	0.000	12/31/10
10.560052	233,790.333	10.724769	2,147.285	10.835495	0.000	12/31/09
8.830277	221,619.162	8.940764	2,135.677	9.014858	0.000	12/31/08
13.038707	199,548.559	13.161563	2,251.030	13.243751	0.000	12/31/07
12.572746	59,594.167	12.652463	552.133	12.705655	0.000	12/31/06
10.857407	15,527.249	10.893167	559.580	10.916974	0.000	12/31/05
10.184771	48.134	10.187404	0.000	10.189150	0.000	12/31/04
Invesco Van Kampen V.I. American Value Fund-Series I Shares*** (formerly Mid Cap Value Fund) (Inception Date 7/15/1997)
23.466359	337,061.529	24.509120	1,547.940	20.516551	0.000	12/31/11
23.581678	373,350.171	24.554917	1,968.927	20.513523	0.000	12/31/10
19.564836	405,313.835	20.310531	2,290.539	16.933514	0.000	12/31/09
14.254077	429,690.091	14.752454	5,446.869	12.274779	0.000	12/31/08
24.624489	546,047.920	25.407617	5,239.508	21.097538	0.000	12/31/07
23.159385	581,474.070	23.822985	6,217.919	19.741624	0.000	12/31/06
19.459486	530,733.841	19.956509	5,226.294	16.504310	0.000	12/31/05
17.572071	467,487.388	17.966354	4,302.132	14.828568	0.000	12/31/04
15.551851	417,352.873	15.852805	3,927.983	13.057884	3,535.862	12/31/03
11.143745	383,714.571	11.325832	3,089.661	9.310623	2,938.407	12/31/02
Invesco Van Kampen V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
8.899027	788,946.970	8.917305	11,301.176	8.929467	0.000	12/31/11
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
24.678000	1,444,863.868	25.774254	7,375.211	20.632400	0.000	12/31/11
24.624243	1,714,139.143	25.640208	8,743.804	20.483807	0.000	12/31/10
23.041572	1,889,388.689	23.919450	8,415.042	19.070596	0.000	12/31/09

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
18.563244	2,106,521.139	19.212030	10,499.537	15.286575	0.000	12/31/08
22.371024	2,407,948.228	23.082360	9,247.980	18.328937	0.000	12/31/07
20.527683	2,849,443.225	21.115777	10,256.899	16.733348	0.000	12/31/06
18.802986	3,224,954.488	19.283124	11,389.809	15.250326	0.000	12/31/05
17.664922	3,596,278.746	18.061165	13,350.072	14.255222	0.000	12/31/04
16.507560	3,685,075.400	16.826897	19,069.761	13.254381	55,839.756	12/31/03
14.676594	3,702,620.254	14.916257	13,120.266	11.726184	53,841.269	12/31/02
Janus Aspen Enterprise Portfolio-Institutional Shares (Inception Date 7/15/1997)
20.380175	598,482.932	21.286103	7,006.154	17.058564	0.000	12/31/11
20.966800	671,167.587	21.832445	9,872.960	17.461185	0.000	12/31/10
16.896627	773,505.725	17.540879	10,917.383	14.000626	0.000	12/31/09
11.832549	844,041.239	12.246416	11,363.637	9.755020	0.000	12/31/08
21.325158	959,193.271	22.003604	11,623.480	17.491664	0.000	12/31/07
17.723408	1,111,731.741	18.231471	15,635.292	14.463654	0.000	12/31/06
15.820887	1,192,692.579	16.225130	18,154.900	12.846067	0.000	12/31/05
14.286652	1,246,239.904	14.607357	18,555.090	11.541971	0.000	12/31/04
11.999290	1,291,553.100	12.231626	21,025.289	9.645385	9,670.762	12/31/03
9.005921	1,290,667.557	9.153163	14,073.466	7.203589	7,684.759	12/31/02
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
11.850045	871,789.682	12.310863	5,220.827	12.626715	0.000	12/31/11
12.880192	1,049,746.282	13.340517	5,354.461	13.655240	0.000	12/31/10
12.237077	1,142,119.314	12.635964	7,534.795	12.908012	0.000	12/31/09
8.481186	1,176,081.761	8.731075	6,784.900	8.901070	0.000	12/31/08
15.402418	1,180,450.358	15.807816	6,304.616	16.082905	0.000	12/31/07
11.403714	1,272,789.383	11.668168	6,914.755	11.847172	0.000	12/31/06
10.576925	1,421,322.533	10.789432	8,924.998	10.932929	0.000	12/31/05
9.505422	1,369,066.381	9.667060	9,080.188	9.775955	0.000	12/31/04
8.153727	1,483,721.928	8.267358	11,535.264	8.343697	15,170.725	12/31/03
6.859260	1,548,077.357	6.934292	7,637.061	6.984492	12,880.523	12/31/02
Janus Aspen Janus Portfolio-Institutional Shares (Inception Date 7/15/1997)
12.745249	938,110.836	13.311670	4,547.782	10.879249	0.000	12/31/11
13.649497	1,051,736.558	14.212905	5,323.782	11.592421	0.000	12/31/10
12.088320	1,152,693.064	12.549112	6,194.177	10.214771	0.000	12/31/09
8.991468	1,287,933.053	9.305880	7,518.771	7.559562	0.000	12/31/08
15.128819	1,451,223.867	15.610044	7,515.669	12.654990	0.000	12/31/07
13.332590	1,661,699.848	13.714717	8,850.842	11.095916	0.000	12/31/06
12.140136	1,816,341.463	12.450279	12,118.207	10.052654	0.000	12/31/05
11.805932	1,963,661.008	12.070890	12,071.718	9.726734	0.000	12/31/04
11.455733	2,117,639.460	11.677475	17,617.840	9.390815	6,765.629	12/31/03
8.817912	2,338,003.425	8.962034	12,164.934	7.192879	5,335.350	12/31/02
Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
24.031504	779,936.822	25.099252	9,472.303	20.653928	0.000	12/31/11
35.931621	883,475.809	37.414177	9,276.508	30.725675	0.000	12/31/10
29.081634	983,173.085	30.189779	10,697.900	24.742872	0.000	12/31/09
16.426264	1,076,456.667	17.000439	11,248.267	13.905104	0.000	12/31/08
34.791646	1,193,428.967	35.897704	8,914.364	29.302067	0.000	12/31/07
27.500771	1,183,279.918	28.288499	12,357.534	23.044141	0.000	12/31/06
18.969977	966,575.134	19.454325	10,632.810	15.815871	0.000	12/31/05
14.542258	681,071.772	14.868462	11,182.362	12.063394	0.000	12/31/04
12.398800	669,789.197	12.638673	15,388.121	10.233679	1,862.207	12/31/03
9.318679	678,787.112	9.470891	11,468.866	7.653548	1,312.902	12/31/02
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
16.425104	438,941.370	17.154729	5,407.690	16.362570	0.000	12/31/11
15.767295	498,734.935	16.417846	5,244.200	15.628239	0.000	12/31/10
14.924840	558,865.908	15.493462	4,606.681	14.718576	0.000	12/31/09
13.805232	633,167.502	14.287712	4,309.288	13.545767	0.000	12/31/08
15.593051	790,109.961	16.088872	3,609.600	15.222548	0.000	12/31/07
14.997858	934,853.788	15.427535	4,516.328	14.567237	0.000	12/31/06
14.663212	1,031,163.550	15.037636	4,510.157	14.170531	0.000	12/31/05

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
14.269584	1,040,814.398	14.589653	5,455.212	13.720741	0.000	12/31/04
13.866152	1,111,500.860	14.134373	5,899.268	13.265872	1,753.649	12/31/03
13.437077	1,065,387.210	13.656469	3,834.895	12.791995	0.000	12/31/02
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
10.966476	145,923.088	11.123435	474.836	11.228868	0.000	12/31/11
11.974622	79,274.644	12.109183	438.289	12.199353	0.000	12/31/10
9.178449	89,948.195	9.253450	438.289	9.303582	0.000	12/31/09
5.904344	47,092.588	5.934535	363.377	5.954656	0.000	12/31/08
11.249638	24,266.882	11.272627	46.682	11.287901	0.000	12/31/07
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
31.128766	275,350.847	32.512010	3,613.931	31.506582	0.000	12/31/11
29.805360	300,625.243	31.035542	3,459.344	30.015256	0.000	12/31/10
23.259087	317,774.229	24.145689	3,177.397	23.304908	0.000	12/31/09
18.378595	350,079.782	19.021158	5,062.382	18.321747	0.000	12/31/08
30.015533	439,009.316	30.969853	4,628.248	29.770452	0.000	12/31/07
36.711245	617,880.841	37.762738	6,918.700	36.226614	0.000	12/31/06
26.969864	638,271.701	27.658464	6,314.368	26.480086	0.000	12/31/05
23.367170	618,052.255	23.891270	4,374.554	22.827424	0.000	12/31/04
17.374679	549,927.036	17.710793	5,725.997	16.888195	396.422	12/31/03
12.811814	469,712.672	13.021061	3,710.088	12.391776	378.990	12/31/02
Oppenheimer Balanced Fund/VA-Non-Service Series (Inception Date 12/1/2004)
8.750125	134,854.577	8.940715	315.357	9.069530	0.000	12/31/11
8.810674	144,447.330	8.975312	228.835	9.086306	0.000	12/31/10
7.913698	172,651.262	8.037124	200.415	8.120120	0.000	12/31/09
6.584545	185,839.541	6.666936	2,649.655	6.722201	0.000	12/31/08
11.814395	264,436.247	11.925723	3,049.914	12.000204	0.000	12/31/07
11.545935	284,653.565	11.619151	2,173.335	11.668021	0.000	12/31/06
10.535194	293,699.326	10.569900	1,006.485	10.593011	0.000	12/31/05
10.284433	3,001.731	10.287083	0.000	10.288847	0.000	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Non-Service Series (Inception Date 12/1/2004)
10.308821	164,924.900	10.533356	972.095	10.685143	0.000	12/31/11
10.576448	215,170.664	10.774077	801.288	10.907333	0.000	12/31/10
9.803405	256,120.266	9.956301	451.380	10.059128	0.000	12/31/09
6.879768	231,588.838	6.965871	1,178.186	7.023626	0.000	12/31/08
12.807951	209,919.379	12.928631	1,621.643	13.009370	0.000	12/31/07
11.380578	206,005.347	11.452745	1,085.611	11.500898	0.000	12/31/06
10.691883	85,720.169	10.727101	453.514	10.750537	0.000	12/31/05
10.317159	581.341	10.319818	0.000	10.321584	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Non-Service Series (Inception Date 12/1/2004)
10.938382	233,060.022	11.176588	8,860.484	11.337606	0.000	12/31/11
11.094979	209,672.563	11.302261	7,668.478	11.442021	0.000	12/31/10
9.691422	190,755.847	9.842547	5,501.973	9.944190	0.000	12/31/09
7.661801	169,948.768	7.757647	5,434.999	7.821946	0.000	12/31/08
12.629722	217,168.911	12.748689	2,639.277	12.828298	0.000	12/31/07
12.267378	188,104.597	12.345144	2,240.578	12.397044	0.000	12/31/06
10.816022	161,384.797	10.851650	1,136.259	10.875367	0.000	12/31/05
10.350617	13,062.128	10.353285	0.000	10.355055	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
13.912909	371,829.090	14.215772	1,750.068	14.420485	0.000	12/31/11
12.634272	431,883.399	12.870229	1,891.973	13.029325	0.000	12/31/10
11.852373	424,389.110	12.037094	1,462.297	12.161328	0.000	12/31/09
10.153005	379,477.577	10.279969	2,772.903	10.365146	0.000	12/31/08
11.079101	207,278.006	11.183495	2,829.432	11.253355	0.000	12/31/07
10.154210	212,006.902	10.218623	4,352.416	10.261614	0.000	12/31/06
10.224854	240,401.144	10.258560	2,314.795	10.280983	0.000	12/31/05
10.156423	10,066.473	10.159043	0.000	10.160781	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
14.139882	453,654.585	14.447732	11,199.441	14.655787	0.000	12/31/11
13.840269	553,959.718	14.098775	10,277.047	14.273055	0.000	12/31/10

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
12.982892	470,047.023	13.185247	7,727.755	13.321331	0.000	12/31/09
11.542860	423,985.467	11.687201	5,599.654	11.784016	0.000	12/31/08
11.170817	238,092.027	11.276074	2,086.449	11.346509	0.000	12/31/07
10.417487	207,153.358	10.483551	1,880.102	10.527660	0.000	12/31/06
10.173284	199,476.486	10.206803	453.274	10.229129	0.000	12/31/05
10.070332	627.100	10.072934	0.000	10.074659	0.000	12/31/04
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
7.992835	109,755.477	8.107234	7,085.714	8.184119	0.000	12/31/11
9.070806	119,643.525	9.172728	6,044.173	9.241057	0.000	12/31/10
8.486115	104,462.210	8.555439	4,496.982	8.601793	0.000	12/31/09
6.280197	71,522.023	6.312285	2,735.993	6.333687	0.000	12/31/08
10.683643	40,534.202	10.705462	798.561	10.719983	0.000	12/31/07
Wilshire 2015 Moderate Fund (Inception Date 5/1/2007)
9.750608	50,683.369	9.890095	1,394.068	9.983808	0.000	12/31/11
9.736952	52,637.163	9.846354	1,094.510	9.919646	0.000	12/31/10
8.853895	71,047.736	8.926219	789.876	8.974543	0.000	12/31/09
7.460428	46,470.538	7.498538	4,307.481	7.523944	0.000	12/31/08
10.007599	17,496.921	10.028056	1,962.408	10.041657	0.000	12/31/07
Wilshire 2025 Moderate Fund (Inception Date 5/1/2007)
9.139184	35,659.897	9.269945	314.492	9.357790	0.000	12/31/11
9.244323	28,997.460	9.348177	314.492	9.417778	0.000	12/31/10
8.378892	23,545.507	8.447325	352.060	8.493070	0.000	12/31/09
7.054421	10,980.789	7.090459	16,457.335	7.114485	0.000	12/31/08
9.970642	8,817.01	9.991008	6,305.373	10.004555	0.000	12/31/07
Wilshire 2035 Moderate Fund (Inception Date 5/1/2007)
8.388909	40,371.374	8.508957	1,317.426	8.589580	0.000	12/31/11
8.653185	29,961.078	8.750422	1,606.527	8.815564	0.000	12/31/10
7.790364	27,324.342	7.854013	1,674.880	7.896532	0.000	12/31/09
6.535932	20,882.706	6.569332	15,141.054	6.591588	0.000	12/31/08
9.921001	3,691.070	9.941273	4,746.712	9.954751	0.000	12/31/07

The above table gives year-end Accumulation Unit information for each Subaccount December 31, 2002 (or the effective date of the Subaccount, if later) to December 31, 2011. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccounts will be contained in a Supplemental Prospectus dated May 1, 2012 for Closed Subaccounts.

2012 Portfolio Changes

*	On April 30, 2012 the Invesco V.I. Capital Development Fund (the “Target Fund”) was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.
**	On April 30, 2012 the Invesco V.I. Dividend Growth Fund changed its name to the Invesco V.I. Diversified Dividend Fund.
***	On July 15, 2012 the Invesco Van Kampen V.I Mid Cap Value Fund will change its name to the Invesco Van Kampen V.I. American Value Fund. The list above reflects this change.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers

We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in:

•	the dilution of Accumulation Unit Values or Portfolio net asset values

•

Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests

•	increased administrative costs due to frequent purchases and redemptions

To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices

We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one quarter of a contract year

We will mail a letter to the Contract Owner notifying the Contract Owner that:

•    we have identified the Contract Owner as a person engaging in harmful trading practices; and

•    if the Contract Owner’s transfer events exceed 12 in one contract year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one contract year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new contract year. See, however, the “Other Restrictions” provision below.

U.S Mail Restrictions on Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.

Other Restrictions

We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the contract year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.

Information Sharing

As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•

To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2012

THE COMMODORE SPIRIT®

THE COMMODORE ADVANTAGE®

THE COMMODORE INDEPENDENCE®

Annuity Investors Life Insurance Company (the “Company,” “we,” “our” or “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2012, for either The Commodore Spirit®, The Commodore Advantage® or The Commodore Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:

Calamos

-Calamos Growth and Income Portfolio

Janus Aspen Series

-Worldwide Portfolio-Institutional Shares

The Timothy Plan Variable Series

-Conservative Growth Variable Series

-Strategic Growth Variable Series

The Janus Aspen Worldwide Growth Closed Subaccount, The Timothy Plan Conservative Growth Variable Series Closed Subaccount, and The Timothy Plan Strategic Growth Variable Series Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. The Calamos Growth and Income Portfolio is also an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in this Subaccount on May 1, 2012. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2012, contains more information about the Separate Account and the Contracts, including the Subaccounts. We filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The registration number for each Contract is: The Commodore Spirit® 333-19725, The Commodore Advantage® 333-51971, and The Commodore Independence® 333-51955.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

•       These securities may be sold by a bank or credit union, but are not financial institution products.

•       The Contracts are not FDIC or NCUSIF insured.

•       The Contracts are obligations of the Company and not of the bank or credit union.

•       The bank or credit union does not guarantee the Company’s obligations under the Contracts.

•       The Contracts involve investment risk and may lose value.

********************

EXPENSE TABLES

The “Table C: Total Annual Portfolio Operating Expenses” subsection and the “Expense Examples” subsection in this section of the Supplemental Prospectus differ from the corresponding tables in the Contract Prospectus. The following tables have been revised to include information with respect to each Closed Subaccount.

Table C: Total Annual Portfolio Operating Expenses

The next tables shows the minimum and maximum total operating expenses of the Portfolios, including those associated with the Closed Subaccounts, that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for that Portfolio.

Minimum	Maximum
0.27%	1.79%

The information about Portfolio expenses that the Company used to prepare this table was provided to the Company by the Portfolios. The Company has not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2011. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust, the Timothy Plan Variable Series and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio, each Timothy portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

The maximum expenses are the expenses of the Timothy Plan Strategic Growth Variable Series Fund.

EXAMPLES

Examples for The Commodore Advantage® Contract

These additional examples are intended to help you compare the cost of investing in the Advantage® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Advantage® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Advantage®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs. For an example of a Contract with Minimum Fund Operating Expenses, please see the Contract Prospectus.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Advantage® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.79%) are incurred.

In this table, we assume that you surrender your Advantage® Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$1,157	$1,840	$2,523	$4,743

In this table, we assume that you keep your Advantage® Contract and leave your money in your Advantage® Contract for the entire period or you annuitize your Advantage® Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$ 357	$1,140	$2,023	$4,743

Examples for The Commodore Independence® Contract

These additional examples are intended to help you compare the cost of investing in the Independence® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Independence® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Independence®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs. For an example of a Contract with Minimum Fund Operating Expenses, please see the Contract Prospectus.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Independence® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.79%) are incurred.

In this table, we assume that you surrender Independence® Contract, you keep your Independence® Contract and leave your money in your Independence® Contract for the entire period or you annuitize your Independence® Contract at the end of the period. Contingent deferred sales charges do not apply to this Contract. In this case, your costs would be:

1 year	3 years	5 years	10 years
$ 367	$1,170	$2,075	$4,851

Examples for The Commodore Spirit® Contract

These additional examples are intended to help you compare the cost of investing in the Spirit® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Spirit® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Spirit®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs. For an example of a Contract with Minimum Fund Operating Expenses, please see the Contract Prospectus.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Spirit® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.79%) are incurred.

In this table, we assume that you surrender your Spirit® Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$1,057	$1,640	$2,323	$4,743

In this table, we assume that you keep your Spirit® Contract and leave your money in your Spirit® Contract for the entire period or you annuitize your Spirit® Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$ 357	$1,140	$2,023	$4,743

Example 1A: Contract with Maximum Fund Operating Expenses and Highest Possible Separate Account Charges

Assumptions

•	You purchase an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Spirit® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.65%), and the maximum Portfolio expenses (1.79%) are incurred.

In this table, we assume that you surrender your Spirit® Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$1,082	$1,717	$2,455	$5,028

In this table, we assume that you keep your Spirit® Contract and leave your money in your Spirit® Contract for the entire period or you annuitize your Spirit® Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$ 382	$1,217	$2155	$5,028

FINANCIAL INFORMATION

The “Financial Information” section of each prospectus is supplemented as follows:

Condensed Financial Information

Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Spirit®, the Commodore Advantage®, and the Commodore Independence® variable annuities with respect to each Closed Subaccount. This information includes the following information:

•

year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2011, or from the end of the year of inception of a Subaccount, if later, to December 31, 2011; and

•	number of accumulation units outstanding as of the end of each period.

THE PORTFOLIOS

The “Portfolios” section of each prospectus is supplemented as follows:

The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.

You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Calamos Advisors Trust
Calamos Growth and Income Portfolio		Calamos Advisors	Balanced: Moderate allocation
Janus Aspen Series
Worldwide Portfolio	Institutional	Janus Capital Management LLC	International equity: World stock
The Timothy Plan Variable Series
Conservative Growth Variable Series	N/A	Timothy Partners, Ltd.	Balanced: Moderate allocation
Strategic Growth Variable Series	N/A	Timothy Partners, Ltd.	Domestic equity: Mid cap growth

APPENDIX A: CONDENSED FINANCIAL INFORMATION

The tables below give year-end Accumulation Unit information for the Commodore Spirit®, Commodore Advantage®, and Commodore Independence® variable annuities with respect to each Closed Subaccount for each of the last 10 fiscal years through December 31, 2011, or from the end of the year of inception of a Subaccount, if later, to December 31, 2011. The information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of its inception date.

The Commodore Advantage® (Current Contract)

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
10.255741	193,925.031	10.328940	9,425.793	12/31/11
10.599686	139,497.772	10.659148	7,548.191	12/31/10
9.633554	118,358.600	9.672878	1,059.515	12/31/09
7.007788	111,399.974	7.025689	1,059.515	12/31/08
10.412111	51,983.045	10.422751	1,033.447	12/31/07
Janus Aspen Worldwide Portfolio-Institutional Shares)(Inception Date 7/15/1997)
11.446628	732,998.451	8.955701	75.155	12/31/11
13.458370	829,951.849	10.513680	75.155	12/31/10
11.783409	902,705.882	9.191218	9,612.559	12/31/09
8.678898	1,008,264.804	6.759364	9,612.550	12/31/08
15.907143	1,161,307.113	12.369963	9,914.578	12/31/07
14.717387	1,410,898.731	11.427272	9,745.222	12/31/06
12.627182	1,622,445.152	9.789468	17,865.960	12/31/05
12.096493	1,892,337.612	9.363811	18,261.241	12/31/04
11.708282	2,099,555.231	9.049605	17,208.944	12/31/03
9.574914	2,438,561.261	7.389719	10,530.938	12/31/02
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
12.311332	208,075.572	12.492916	0.000	12/31/11
12.253392	249,890.123	12.415263	0.000	12/31/10
11.051517	267,285.063	11.180501	0.000	12/31/09
9.127064	321,412.820	9.219554	0.000	12/31/08
12.952754	455,222.276	13.064018	0.000	12/31/07
12.081358	512,762.391	12.166498	0.000	12/31/06
11.224446	572,609.363	11.286400	856.937	12/31/05
10.806880	586,564.485	10.850052	619.421	12/31/04
10.342389	348,794.768	10.368005	0.000	12/31/03
8.916475	167,693.588	8.925318	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
10.870014	257,828.180	11.030114	0.000	12/31/11
11.448022	283,338.056	11.599004	0.000	12/31/10
10.063779	347,592.943	10.181022	0.000	12/31/09
7.882894	412,084.563	7.962596	0.000	12/31/08
13.227039	518,810.234	13.340344	0.000	12/31/07
12.181313	629,515.069	12.266874	0.000	12/31/06
11.247959	673,218.784	11.309780	0.000	12/31/05
10.772978	687,211.128	10.815763	0.000	12/31/04
10.104822	408,637.294	10.129626	0.000	12/31/03
8.194917	159,507.218	8.202876	0.000	12/31/02

The Commodore Independence® (Current Contract)

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
10.255741	193,925.031	10.402478	817.267	10.501048	0.000	12/31/11
10.599696	139,497.772	10.718782	914.186	10.798580	0.000	12/31/10
9.633554	118,358.600	9.712245	339.368	9.764828	0.000	12/31/09
7.007788	111,399.974	7.043597	429.616	7.067460	0.000	12/31/08
10.412111	51,983.045	10.433387	230.905	10.447519	0.000	12/31/07
Janus Aspen Worldwide Portfolio-Institutional Shares Inception Date 7/15/1997)
11.446628	732,998.451	11.955353	6,529.621	9.388051	0.000	12/31/11
13.458370	829,951.849	14.013887	6,397.044	10.982362	0.000	12/31/10
11.783409	902,705.882	12.232581	6,492.712	9.567083	0.000	12/31/09
8.678898	1,008,264.804	8.982374	6,153.773	7.010936	0.000	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	12.784750	0.000	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	11.768528	0.000	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	10.046327	0.000	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	9.575676	0.000	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	9.221822	46,144.266	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	7.504379	39,742.411	12/31/02
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
12.311332	208,075.572	12.676785	0.000	12.925667	0.000	12/31/11
12.253392	249,890.123	12.578925	0.000	12.800088	0.000	12/31/10
11.051517	267,285.063	11.310713	13.208	11.486379	0.000	12/31/09
9.127064	321,412.820	9.312776	13.208	9.438349	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.326634	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.367019	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.432023	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.951356	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.428026	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.946009	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
10.870014	257,828.180	11.192284	0.000	11.411746	0.000	12/31/11
11.448022	283,338.056	11.751714	0.000	11.958045	0.000	12/31/10
10.063779	347,592.943	10.299424	0.000	10.459135	0.000	12/31/09
7.882894	412,084.563	8.042976	0.000	8.151231	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.607903	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.468482	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.455183	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.916251	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.187798	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.221523	0.000	12/31/02

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
10.476349	7,856.256	10.575471	0.000	12/31/11
10.778592	1,804.667	10.858723	0.000	12/31/10
9.751667	0.000	9.804401	0.000	12/31/09
7.061494	0.000	7.085385	598.528	12/31/08
10.443994	0.000	10.458123	0.000	12/31/07
Janus Aspen Worldwide Portfolio-Institutional Shares (Inception Date 7/15/1997)
12.217572	317.551	9.579617	0.000	12/31/11
14.299594	294.411	11.189554	0.000	12/31/10
12.463098	267.565	9.732872	0.000	12/31/09
9.137790	238.860	7.121653	3,191.505	12/31/08
16.671615	214.662	12.966900	2,734.959	12/31/07
15.354205	198.036	11.918070	2,527.467	12/31/06
13.113864	180.878	10.158682	2,571.733	12/31/05
12.505798	292.617	9.668184	2,190.387	12/31/04
12.049706	277.111	9.296883	2,169.871	12/31/03
9.810429	2,191.502	7.554217	1,573.229	12/31/02
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
12.863112	0.000	13.115406	0.000	12/31/11
12.744543	0.000	12.968410	0.000	12/31/10
11.442288	0.000	11.619853	0.000	12/31/09
9.406857	0.000	9.533610	2,295.238	12/31/08
13.288878	0.000	13.440722	4,102.160	12/31/07
12.338233	0.000	12.453961	4,166.020	12/31/06
11.411149	0.000	11.495051	2,663.055	12/31/05
10.936855	0.000	10.995154	133.936	12/31/04
10.419451	0.000	10.453956	6.078	12/31/03
8.943061	0.000	8.954924	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
11.356596	0.000	11.579021	0.000	12/31/11
11.906237	0.000	12.115037	0.000	12/31/10
10.419061	0.000	10.580473	0.000	12/31/09
8.124096	0.000	8.233353	277.991	12/31/08
13.569466	0.000	13.724129	225.416	12/31/07
12.439564	0.000	12.555889	182.582	12/31/06
11.434368	0.000	11.518110	132.752	12/31/05
10.901897	0.000	10.959701	70.404	12/31/04
10.179502	0.000	10.212939	30.285	12/31/03
8.218868	0.000	8.229559	0.000	12/31/02

The Commodore Spirit® (Current Contract)

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
10.255741	193,925.031	10.402478	817.267	10.476349	7,856.256	12/31/11
10.599686	139,497.772	10.718782	914.186	10.778592	1,804.667	12/31/10
9.633554	118,358.600	9.712245	339.368	9.751667	0.000	12/31/09
7.007788	111,399.974	7.043597	429.616	7.061494	0.000	12/31/08
10.412111	51,983.045	10.433387	230.905	10.443994	0.000	12/31/07
Janus Aspen Worldwide Portfolio-Institutional Shares (Inception Date 7/15/1997)
11.446628	732,998.451	11.955353	6,529.621	12.217572	317.551	12/31/11
13.458370	829,951.849	14.013887	6,397.044	14.299594	294.411	12/31/10
11.783409	902,705.882	12.232581	6,492.712	12.463098	267.565	12/31/09
8.678898	1,008,264.804	8.982374	6,153.773	9.137790	238.860	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	16.671615	214.662	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	15.354205	198.036	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	13.113864	180.878	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	12.505798	292.617	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	12.049706	277.111	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	9.810429	2,191.502	12/31/02
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
12.311332	208,075.572	12.676785	0.000	12.863112	0.000	12/31/11
12.253392	249,890.123	12.578925	0.000	12.744543	0.000	12/31/10
11.051517	267,285.063	11.310713	13.208	11.442288	0.000	12/31/09
9.127064	321,412.820	9.312776	13.208	9.406857	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.288878	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.338233	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.411149	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.936855	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.419451	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.943061	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
10.870014	257,828.180	11.192284	0.000	11.356596	0.000	12/31/11
11.448022	283,338.056	11.751714	0.000	11.906237	0.000	12/31/10
10.063779	347,592.943	10.299424	0.000	10.419061	0.000	12/31/09
7.882894	412,084.563	8.042976	0.000	8.124096	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.569466	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.439564	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.434368	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.901897	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.179502	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.218868	0.000	12/31/02

The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)

•	See The Commodore Spirit® Contract Prospectus dated May 1, 2012 for more information about the Cancelled Death Benefit Rider.

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
10.207208	1,258.202	10.134885	0.000	12/31/11
10.560214	420.014	10.501326	0.000	12/31/10
9.607427	0.000	9.568384	0.000	12/31/09
6.995880	0.000	6.978054	0.000	12/31/08
10.405023	0.000	10.394396	0.000	12/31/07
Janus Aspen Worldwide Portfolio-Institutional Shares (Inception Date 7/15/1997)
11.281669	1,123.593	11.039187	0.000	12/31/11
13.277895	1,124.204	13.012271	0.000	12/31/10
11.637188	1,124.888	11.421722	0.000	12/31/09
8.579906	2,591.601	8.433883	0.000	12/31/08
15.741778	2,332.385	15.497595	0.000	12/31/07
14.579256	2,270.609	14.375089	0.000	12/31/06
12.521328	2,340.830	12.364730	0.000	12/31/05
12.007224	2,503.457	11.875064	0.000	12/31/04
11.633594	2,809.923	11.522959	0.000	12/31/03
9.523209	2,621.610	9.446581	0.000	12/31/02
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
12.191822	206.643	12.014667	0.000	12/31/11
12.146740	3,047.096	11.988431	0.000	12/31/10
10.966451	3,013.278	10.840002	0.000	12/31/09
9.066003	10,848.742	8.975117	0.000	12/31/08
12.879212	10,816.707	12.769620	0.000	12/31/07
12.025018	9,153.898	11.940953	0.000	12/31/06
11.183411	4,407.021	11.122095	0.000	12/31/05
10.778271	4,590.387	10.735463	0.000	12/31/04
10.325409	7,343.039	10.299964	0.000	12/31/03
8.910599	1,125.801	8.901785	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
10.764584	221.400	10.608383	0.000	12/31/11
11.348485	185.018	11.200818	0.000	12/31/10
9.986399	144.314	9.871459	0.000	12/31/09
7.830225	245.679	7.751894	0.000	12/31/08
13.152081	208.850	13.040454	0.000	12/31/07
12.124648	175.753	12.040151	0.000	12/31/06
11.206981	140.480	11.145787	0.000	12/31/05
10.744596	590.905	10.702146	0.000	12/31/04
10.088364	3,195.360	10.063711	0.000	12/31/03
8.189622	4,019.666	8.181687	0.000	12/31/02

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2012 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Commodore Advantage® Contracts

Commodore Independence® Contracts

Commodore Spirit® Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Advantage®, Commodore Independence® and Commodore Spirit® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

THIS SUPPLEMENTAL PROSPECTUS APPLIES TO CONTRACTS ISSUED BEFORE JUNE 1, 2009.

•        If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this  supplemental prospectus carefully and keep it for future reference.

•        If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this  supplemental prospectus does not apply to your Contract.

Your Contract effective date is set out on your Contract specifications page.

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2012, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus. The Statement of Additional Information (“SAI”) dated May 1, 2012, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for each Contract is: Commodore Advantage® Contract 333-51971, Commodore Independence® Contract 333-51955, and Commodore Spirit® Contract 333-19725.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.

•       The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•       The Contracts are not FDIC or NCUSIF insured.

•       The Contracts involve investment risk and may lose value.

1

SUPPLEMENT TO EXPENSE TABLES

The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%

Rider charges are assessed only if you activate the Rider. Rider charges are assessed against the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount. After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.

The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

The current charges set out in the table are the Rider charges as of May 1, 2012. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

2

SUPPLEMENT TO EXAMPLES FOR COMMODORE ADVANTAGE® CONTRACTS

The following information supplements the Examples section in the Commodore Advantage® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (1.12%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.

Table#1: If you surrender your Contract at the end of the period, your costs would be:

1 year	3 years	5 years	10 years
$1,212	$2,010	$2,813	$5,363

Table #2: If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:

1 year	3 years	5 years	10 years
$ 412	$1,310	$2,313	$5,363

SUPPLEMENT TO EXAMPLES FOR COMMODORE INDEPENDENCE® CONTRACTS

The following information supplements the Examples section in the Commodore Independence® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Rider when you purchase your Contract and the maximum Rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (1.12%) are incurred.

If you surrender, annuitize or keep your Contract at the end of the period, your costs would be:

1 year	3 years	5 years	10 years
$ 422	$1,340	$2,364	$5,467

3

SUPPLEMENT TO EXAMPLES FOR COMMODORE SPIRIT® CONTRACTS

The following information supplements the Examples section in the Commodore Spirit® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (1.12%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.

Table #1: If you surrender your Contract at the end of the period, your costs would be:

1 year	3 years	5 years	10 years
$1,112	$1,810	$2,613	$5,363

Table #2: If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:

1 year	3 years	5 years	10 years
$412	$1,310	$2,313	$5,363

Example for Contract with Optional Benefit Rider, Highest Possible Separate Account Charges, and Maximum Fund Operating Expenses

Assumptions

•	You purchased an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (1.12%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.

Table #1: If you surrender your Contract at the end of the period, your costs would be:

1 year	3 years	5 years	10 years
$1,137	$1,886	$2,742	$5,633

Table #2: If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:

1 year	3 years	5 years	10 years
$437	$1,386	$2,442	$5,633

4

OVERVIEW

The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit Lifetime GRIP	Guaranteed Minimum Withdrawal Benefit PayPlan
What benefit does this Rider provide?	This Rider provides a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.	This Rider provides a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

When do Benefit Payments begin?	We will make Benefit payments upon your Written Request. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.	We will make Benefit payments upon your Written Request.

How much are the Benefit Payments?

The annual Benefit amount is a percentage of the Benefit Base Amount on the payment date. The percentage is based on the Insured’s age on Benefit Start Date as follows:

•     4% if the Insured is under age 60

•     5% if the Insured is age 60 or older

The annual Benefit amount is 5% of the Benefit Base Amount on the payment date.

When do Benefit Payments end?	Generally, all rights to take Benefit payments end when the Insured dies.	Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

How much does the Rider cost?	The current charge for the Lifetime GRIP Rider for each contract year is 0.65% of the Benefit Base Amount.	The current charge for the PayPlan Rider for each contract year is 0.40% of the Benefit Base Amount.

5

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit. Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

You cannot activate the Rider

•

if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•

if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

6

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Rider Charge

In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.

The Designated Subaccounts are listed below.

•	Ibbotson Balanced ETF Asset Allocation Portfolio-Class II

•	Ibbotson Conservative ETF Asset Allocation Portfolio-Class II

•	Ibbotson Growth ETF Asset Allocation Portfolio-Class II

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section of the Contract prospectus.

7

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount Before the Benefit Start Date

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.

Rollup Base Amount

Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Rollup Formulas

Rollup Base Amount =	Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date + Interest – Proportional reductions for Excess Withdrawals

Rollup Interest Credit =	(Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date – Fixed Account value, if any at the end of the Rider Year) x 0.05

Reset Base Amount

The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:

•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.

The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.

An outstanding loan balance affects the amount of certain Rider benefits.

Example 1

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $150,000 = $7,500

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Example 2

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $100,000 = $5,000
3	$110,000 - $22,000 = $88,000	None due to withdrawal
4	$88,000	None due to withdrawal
5	$88,000	None due to withdrawal

Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00- ($92,000 / $92,000 + $23,000) = 1.00 – 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 - $22,000 = $88,000

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.

When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.

The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.

See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

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Lifetime Withdrawals

Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old. On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%

Age 60 or older	5.0%

On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1/2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

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Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year. Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

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Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.

Spousal Benefit

Spousal Benefit Terms	Definitions
Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

Spouse	The person who is the spouse of the Insured as of the Rider Effective Date. A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured. A new spouse cannot be substituted after the Rider Effective Date.

For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:

•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.

If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%

Age 60 or older	5.0%

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Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.

If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•

upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

You cannot activate the Rider

•

if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•

if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result,

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the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Rider Charge

In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.

The Designated Subaccounts are listed below.

•	Ibbotson Balanced ETF Asset Allocation Portfolio-Class II

•	Ibbotson Conservative ETF Asset Allocation Portfolio-Class II

•	Ibbotson Growth ETF Asset Allocation Portfolio-Class II

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

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Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Withdrawals

Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit. The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.

Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1/2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for

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this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Duration of Benefits

Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.

Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

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Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.

Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250
Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250
Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805
Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%
New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750
Benefits remaining	$90,445

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider. Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

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Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made,

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Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•

upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

The Commodore Spirit®

The Commodore Advantage®

The Commodore Independence®

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2012, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.

We filed a separate Registration Statement with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.

• The Commodore Spirit® Contract • The Commodore Advantage® Contract • The Commodore Independence® Contract	File No. 333-19725 File No. 333-51971 File No. 333-51955

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.

We are an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

Revenue We Receive from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees

The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.10% to 0.25%.

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Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”)

The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.125% and may be significant. Some service providers may pay more in Support Fees than others.

Other Payments

The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2011 and for each of the two years in the period then ended, and of the Company at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of these Contracts, we reserve the right to discontinue offering any Contract.

Compensation Paid to GAA

This chart sets out the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, Great American Advisors®, Inc. (“GAA”) for each of the last three fiscal years. GAA is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company. Commission information is shown in the aggregate for all such contracts.

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On August 2, 2010, GAA ceased its retail broker/dealer operations, focusing on its institutional role as the principal underwriter for the variable annuity products issued by the Company’s variable accounts. This reorganization resulted in a significant decrease in the commissions retained by GAA in comparison to prior years.

	2011	2010	2009
Commissions paid	$5.3 million	$4.1 million	$5.3 million
Commissions retained	$6,247.00	$1.4 million	$2.1 million

GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the Contracts (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the Contracts) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the Contracts over other financial products available in the marketplace.

A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

Additional Compensation Paid to Selected Selling Firms

In 2011, the Company made payments, ranging from $1,750 to $35,000, to the following selling firms in connection with conference sponsorships: Financial Network Investment Corporation (part of Cetera Financial Group); GWN Securities, Inc.; Institutional Securities Corporation, Lincoln Investment Planning Inc.; and PlanMember Services.

PERFORMANCE INFORMATION

We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:

•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for Money Market Subaccounts)

These figures are based on historical information and are not intended to indicate future performance.

Description of the methods used to determine yield and total return are set forth below.

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.

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The Company may also:

•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return;

•	illustrate investment returns by graphs, charts, or otherwise.

Standardized Total Return—Average Annual Total Return

The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T) n = ERV

Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
N	=	number of years
ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.

Adjusted Historical Total Return

Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

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Non-Standardized Total Return—Cumulative Total Return

Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
P	=	a hypothetical initial payment of $1,000

In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.

Standardized Yield for the Money Market Subaccounts

Current Annualized Yield

Each of the Contracts allows for amounts to be allocated to the following Money Market Subaccount and its corresponding Money Market Portfolio: Dreyfus V.I.F. Money Market Portfolio.

In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.

The current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

Where:

BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:
AUV at end of 7-day period - AUV at beginning of 7-day period AUV at beginning of 7-day period

Because the Net Asset Value of a Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for a Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for a Money Market Subaccount of the Separate Account will be lower than the yield for its corresponding Money Market Portfolio or any comparable substitute-funding vehicle.

Effective Yield

SEC rules also permit us to disclose the effective yield of a Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] – 1

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Additional Information about Yields

The yield on amounts held in a Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the corresponding Money Market Portfolio or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.

How to Obtain Current Yield Information

You may obtain current 7-day yield information for a Money Market Subaccount by calling us toll free at 1-800-789-6771.

BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 - BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

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GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

9

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

10

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-Tax-Qualified Contracts

Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at December 31, 2011 and for each of the two years in the period then ended, and the Company’s audited financial statements at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

The audited financial statements of the Separate Account and the Company’s audited financial statements are not available on the Company website. To obtain a free paper copy of these financial statements, send your request to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati OH 45201-5423; or call us at 1-800-789-6771.

11

FINANCIAL STATEMENTS Annuity Investors Variable Account B Year Ended December 31, 2011 With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

Financial Statements

Year Ended December 31, 2011

Report of Independent Registered Public Accounting Firm

Contract Holders of Annuity Investors Variable Account B

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account B (the “Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2011, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2011, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/S/	Ernst & Young LLP

Cincinnati, Ohio

April 23, 2012

1

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2011

Assets:	Shares	Cost	Fair Value
Investments in portfolio shares, at fair value (Note 2):
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	246,123.955	$2,660,438	$2,279,107
Mid Cap Value Fund	494,558.033	6,374,156	6,676,533
Ultra Fund	427,605.106	4,070,262	4,053,696
Vista Fund	412,000.859	6,837,587	6,200,613
Calamos Advisors Trust:
Growth and Income Portfolio	163,299.977	2,155,686	2,189,853
Davis Variable Account Fund, Inc.:
Value Portfolio	99,080.010	955,837	1,037,366
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	191,862.781	4,632,041	5,738,616
Stock Index Fund, Inc.	1,263,184.481	34,955,127	37,238,679
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	897,879.228	8,543,740	10,747,614
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	37,197.134	466,610	488,770
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	236,420.214	8,211,135	8,983,969
Growth and Income Portfolio	165,147.720	3,408,301	3,131,201
Money Market Portfolio	4,979,286.088	4,979,286	4,979,286
Opportunistic Small Cap Portfolio	201,093.190	6,908,875	5,280,708
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	337,118.627	4,036,824	3,967,886
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	224,668.225	1,970,621	2,203,995
Ibbotson Conservative ETF Asset Allocation Portfolio	69,037.455	721,158	759,411
Ibbotson Growth ETF Asset Allocation Portfolio	342,002.528	2,830,661	3,101,963
Ibbotson Income and Growth ETF Asset Allocation Portfolio	91,037.115	875,811	954,979
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	78,588.725	980,799	987,074
Invesco Variable Insurance Funds — Series I Shares:
Capital Development Fund	673,451.088	9,772,910	8,384,465
Core Equity Fund	221,892.786	5,478,683	5,928,975
Dividend Growth Fund	55,238.868	835,513	775,554
Global Health Care Fund	158,183.996	2,593,869	2,747,657
High Yield Fund	491,877.107	2,366,029	2,479,062
Small Cap Equity Fund	207,387.685	2,965,799	3,403,232
Van Kampen Comstock Fund	637,693.072	8,006,597	7,218,685
Van Kampen U.S. Mid Cap Value Portfolio	634,894.198	8,545,721	8,126,645
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,367,601.219	33,936,119	36,419,221
Enterprise Portfolio	325,033.639	7,782,086	12,406,535
Forty Portfolio	319,125.407	9,690,825	10,601,346
Janus Portfolio	529,211.349	9,548,664	12,087,187
Overseas Portfolio	513,568.010	24,331,541	19,613,162
Worldwide Portfolio	328,519.259	7,832,901	8,485,654
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	742,651.956	7,848,656	7,567,623
Mid-Cap Growth Portfolio	147,219.171	1,801,820	1,651,800
U.S. Real Estate Portfolio	658,486.655	8,968,146	8,935,664
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	108,674.992	1,413,877	1,228,028
Capital Appreciation Fund	44,393.712	1,599,455	1,764,649
Main Street Fund	132,627.957	2,556,521	2,746,726
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio	378,773.526	4,879,267	5,283,891
Total Return Portfolio	651,377.200	7,116,334	7,178,177
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	233,747.203	2,552,285	2,564,206
Strategic Growth Fund	309,942.422	3,125,955	2,804,979
Wilshire Variable Insurance Trust:
2015 ETF Fund	51,289.061	463,811	531,868
2025 ETF Fund	34,451.989	319,242	337,974
2035 ETF Fund	37,581.269	298,513	349,882
The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2011

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund — 1.40% series contract	214,654.017	$9.711168	$2,084,541
Large Company Value Fund — 1.25% series contract	15,836.318	9.816486	155,457
Large Company Value Fund — 1.10% series contract	318.584	9.922696	3,161
Large Company Value Fund — 0.95% series contract	3,584.109	10.029814	35,948
Mid Cap Value Fund — 1.50% series contract	1,976.558	14.016711	27,705
Mid Cap Value Fund — 1.40% series contract	438,456.612	14.117831	6,190,056
Mid Cap Value Fund — 1.25% series contract	26,822.301	14.270933	382,779
Mid Cap Value Fund — 1.10% series contract	1,594.419	14.425323	23,000
Mid Cap Value Fund — 0.95% series contract	3,634.414	14.580948	52,993
Ultra Fund — 1.50% series contract	1,052.391	10.315905	10,856
Ultra Fund — 1.40% series contract	382,563.084	10.390341	3,974,961
Ultra Fund — 1.10% series contract	4,254.932	10.616660	45,173
Ultra Fund — 0.95% series contract	2,115.876	10.731230	22,706
Vista Fund — 1.50% series contract	244.830	11.064664	2,709
Vista Fund — 1.40% series contract	549,578.667	11.144529	6,124,795
Vista Fund — 1.25% series contract	3,726.041	11.265386	41,975
Vista Fund — 1.10% series contract	2,491.519	11.387273	28,372
Vista Fund — 0.95% series contract	239.945	11.510165	2,762
Calamos Advisors Trust:
Growth and Income Portfolio — 1.50% series contract	1,258.202	10.207208	12,843
Growth and Income Portfolio — 1.40% series contract	193,925.031	10.255741	1,988,845
Growth and Income Portfolio — 1.25% series contract	9,425.793	10.328940	97,358
Growth and Income Portfolio — 1.10% series contract	817.267	10.402478	8,502
Growth and Income Portfolio — 0.95% series contract	7,856.256	10.476349	82,305
Davis Variable Account Fund, Inc.:
Value Portfolio — 1.50% series contract	533.904	7.904526	4,220
Value Portfolio — 1.40% series contract	121,657.376	7.942116	966,217
Value Portfolio — 1.25% series contract	788.424	7.998847	6,306
Value Portfolio — 1.10% series contract	3,665.277	8.055826	29,527
Value Portfolio — 0.95% series contract	3,832.806	8.113069	31,096
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. — 1.50% series contract	273.960	11.419795	3,129
Socially Responsible Growth Fund, Inc. — 1.40% series contract	484,797.888	11.586654	5,617,185
Socially Responsible Growth Fund, Inc. — 1.10% series contract	9,130.068	12.101538	110,488
Socially Responsible Growth Fund, Inc. — 0.95% series contract	631.853	12.367091	7,814
Stock Index Fund, Inc. — 1.50% series contract	4,999.846	13.633137	68,164
Stock Index Fund, Inc. — 1.40% series contract	2,653,082.651	13.832288	36,698,203
Stock Index Fund, Inc. — 1.25% series contract	9,143.559	11.244309	102,813
Stock Index Fund, Inc. — 1.10% series contract	17,801.509	14.446851	257,176
Stock Index Fund, Inc. — 0.95% series contract	7,607.883	14.763987	112,323
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio — 1.50% series contract	695.218	12.601291	8,761
Technology Growth Portfolio — 1.40% series contract	830,225.679	12.692241	10,537,424
Technology Growth Portfolio — 1.25% series contract	9,740.165	12.829858	124,965
Technology Growth Portfolio — 1.10% series contract	4,375.537	12.968656	56,745
Technology Growth Portfolio — 0.95% series contract	1,504.317	13.108589	19,719
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio — 1.40% series contract	51,137.405	9.008668	460,680
MidCap Stock Portfolio — 1.25% series contract	16.876	9.073012	153
MidCap Stock Portfolio — 1.10% series contract	211.394	9.137629	1,932
MidCap Stock Portfolio — 0.95% series contract	2,825.885	9.202542	26,005
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio — 1.50% series contract	237.569	16.038052	3,810
Appreciation Portfolio — 1.40% series contract	530,768.195	16.272277	8,636,807
Appreciation Portfolio — 1.25% series contract	20,273.160	13.360761	270,865
Appreciation Portfolio — 1.10% series contract	1,550.488	16.995212	26,351
Appreciation Portfolio — 0.95% series contract	2,656.358	17.368050	46,136
Growth and Income Portfolio — 1.50% series contract	587.571	11.278546	6,627
Growth and Income Portfolio — 1.40% series contract	267,262.291	11.443593	3,058,441
Growth and Income Portfolio — 1.10% series contract	4,813.443	11.952080	57,531
Growth and Income Portfolio — 0.95% series contract	704.263	12.214396	8,602
Money Market Portfolio — 1.50% series contract	1,977.040	1.174932	2,323
Money Market Portfolio — 1.40% series contract	4,042,444.467	1.186386	4,795,900
Money Market Portfolio — 1.25% series contract	84,566.183	1.172825	99,181
Money Market Portfolio — 1.10% series contract	43,697.057	1.230805	53,783
Money Market Portfolio — 0.95% series contract	22,403.491	1.254221	28,099
Opportunistic Small Cap Portfolio — 1.50% series contract	941.590	10.925843	10,288
Opportunistic Small Cap Portfolio — 1.40% series contract	470,581.549	11.085179	5,216,481
Opportunistic Small Cap Portfolio — 1.25% series contract	2,464.379	10.614780	26,159
Opportunistic Small Cap Portfolio — 1.10% series contract	1,777.376	11.577904	20,578
Opportunistic Small Cap Portfolio — 0.95% series contract	608.696	11.832216	7,202

The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2011

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
DWS Investments VIT Funds — Class A:
Small Cap Index VIP — 1.50% series contract	228.043	$15.747735	$3,591
Small Cap Index VIP — 1.40% series contract	246,483.584	15.950320	3,931,492
Small Cap Index VIP — 1.10% series contract	159.151	16.570592	2,637
Small Cap Index VIP — 0.95% series contract	1,786.098	16.889302	30,166
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.40% series contract	220,613.239	9.582086	2,113,935
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.10% series contract	1,579.763	9.719178	15,354
Ibbotson Balanced ETF Asset Allocation Portfolio — 0.95% series contract	7,632.280	9.788226	74,706
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.40% series contract	63,179.716	10.901054	688,725
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.25% series contract	2,625.713	10.978825	28,827
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.10% series contract	1,896.821	11.056957	20,973
Ibbotson Conservative ETF Asset Allocation Portfolio — 0.95% series contract	1,875.587	11.135492	20,886
Ibbotson Growth ETF Asset Allocation Portfolio — 1.40% series contract	325,548.201	8.831294	2,875,012
Ibbotson Growth ETF Asset Allocation Portfolio — 1.10% series contract	1,767.898	8.957666	15,836
Ibbotson Growth ETF Asset Allocation Portfolio — 0.95% series contract	23,401.801	9.021307	211,115
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.40% series contract	70,451.807	10.191838	718,033
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.25% series contract	171.990	10.264555	1,765
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.10% series contract	2,051.426	10.337621	21,207
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 0.95% series contract	20,552.580	10.411042	213,974
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund — 1.40% series contract	109,755.477	7.992835	877,257
Templeton Foreign Securities Fund — 1.25% series contract	2,134.341	8.049901	17,181
Templeton Foreign Securities Fund — 1.10% series contract	7,085.714	8.107234	57,446
Templeton Foreign Securities Fund — 0.95% series contract	4,309.982	8.164847	35,190
Invesco Variable Insurance Funds — Series I Shares:
Capital Development Fund — 1.50% series contract	3,803.446	11.027893	41,944
Capital Development Fund — 1.40% series contract	732,824.767	11.107507	8,139,856
Capital Development Fund — 1.25% series contract	2,803.020	11.227971	31,472
Capital Development Fund — 1.10% series contract	9,940.331	11.349462	112,817
Capital Development Fund — 0.95% series contract	5,088.563	11.472000	58,376
Core Equity Fund — 1.40% series contract	548,698.728	10.689653	5,865,399
Core Equity Fund — 1.25% series contract	4.121	10.782494	44
Core Equity Fund — 1.10% series contract	3,343.527	10.875898	36,364
Core Equity Fund — 0.95% series contract	2,476.624	10.969906	27,168
Dividend Growth Fund — 1.40% series contract	82,836.989	9.137312	756,907
Dividend Growth Fund — 1.25% series contract	1,400.491	9.146690	12,810
Dividend Growth Fund — 1.10% series contract	307.180	9.156070	2,813
Dividend Growth Fund — 0.95% series contract	329.924	9.165439	3,024
Global Health Care Fund — 1.50% series contract	696.852	11.532821	8,037
Global Health Care Fund — 1.40% series contract	230,720.226	11.657407	2,689,600
Global Health Care Fund — 1.25% series contract	1,495.632	11.846936	17,719
Global Health Care Fund — 1.10% series contract	605.538	12.039189	7,290
Global Health Care Fund — 0.95% series contract	2,044.352	12.234356	25,011
High Yield Fund — 1.40% series contract	157,990.732	14.600221	2,306,700
High Yield Fund — 1.25% series contract	9,844.151	14.771769	145,416
High Yield Fund — 1.10% series contract	352.137	14.944921	5,263
High Yield Fund — 0.95% series contract	1,434.066	15.119626	21,683
Small Cap Equity Fund — 1.50% series contract	650.602	13.007163	8,462
Small Cap Equity Fund — 1.40% series contract	256,379.488	13.101043	3,358,839
Small Cap Equity Fund — 1.25% series contract	1,520.712	13.243165	20,139
Small Cap Equity Fund — 1.10% series contract	120.842	13.386439	1,618
Small Cap Equity Fund — 0.95% series contract	1,047.560	13.530893	14,174
Van Kampen Comstock Fund — 1.50% series contract	793.439	8.892927	7,056
Van Kampen Comstock Fund — 1.40% series contract	788,946.970	8.899027	7,020,860
Van Kampen Comstock Fund — 1.25% series contract	5,006.658	8.908163	44,600
Van Kampen Comstock Fund — 1.10% series contract	11,301.176	8.917305	100,776
Van Kampen Comstock Fund — 0.95% series contract	5,085.235	8.926428	45,393
Van Kampen U.S. Mid Cap Value Portfolio — 1.65% series contract	415.706	22.632046	9,408
Van Kampen U.S. Mid Cap Value Portfolio — 1.50% series contract	1,106.788	23.129074	25,599
Van Kampen U.S. Mid Cap Value Portfolio — 1.40% series contract	337,061.529	23.466359	7,909,607
Van Kampen U.S. Mid Cap Value Portfolio — 1.25% series contract	5,143.400	19.571921	100,666
Van Kampen U.S. Mid Cap Value Portfolio — 1.10% series contract	1,547.940	24.509120	37,939
Van Kampen U.S. Mid Cap Value Portfolio — 0.95% series contract	1,733.768	25.047366	43,426

The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2011

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series — Institutional Shares:
Balanced Portfolio — 1.65% series contract	409.545	$23.800233	$9,747
Balanced Portfolio — 1.50% series contract	1,752.523	24.322807	42,626
Balanced Portfolio — 1.40% series contract	1,444,863.868	24.678000	35,656,351
Balanced Portfolio — 1.25% series contract	24,053.453	19.682695	473,437
Balanced Portfolio — 1.10% series contract	7,375.211	25.774254	190,091
Balanced Portfolio — 0.95% series contract	1,783.195	26.339751	46,969
Enterprise Portfolio — 1.40% series contract	598,482.932	20.380175	12,197,187
Enterprise Portfolio — 1.25% series contract	2,466.761	16.272764	40,141
Enterprise Portfolio — 1.10% series contract	7,006.154	21.286103	149,134
Enterprise Portfolio — 0.95% series contract	922.766	21.753081	20,073
Forty Portfolio — 1.50% series contract	749.264	11.699545	8,766
Forty Portfolio — 1.40% series contract	871,789.682	11.850045	10,330,747
Forty Portfolio — 1.25% series contract	15,132.420	12.078414	182,776
Forty Portfolio — 1.10% series contract	5,220.827	12.310863	64,273
Forty Portfolio — 0.95% series contract	1,178.264	12.547680	14,784
Janus Portfolio — 1.50% series contract	27.848	12.561895	350
Janus Portfolio — 1.40% series contract	938,110.836	12.745249	11,956,456
Janus Portfolio — 1.25% series contract	6,724.471	10.378310	69,789
Janus Portfolio — 1.10% series contract	4,547.782	13.311670	60,539
Janus Portfolio — 0.95% series contract	3.892	13.604019	53
Overseas Portfolio — 1.50% series contract	998.535	23.685193	23,650
Overseas Portfolio — 1.40% series contract	779,936.822	24.031504	18,743,055
Overseas Portfolio — 1.25% series contract	21,145.876	19.703019	416,638
Overseas Portfolio — 1.10% series contract	9,472.303	25.099252	237,748
Overseas Portfolio — 0.95% series contract	7,488.175	25.649952	192,071
Worldwide Portfolio — 1.50% series contract	1,123.593	11.281669	12,676
Worldwide Portfolio — 1.40% series contract	732,998.451	11.446628	8,390,361
Worldwide Portfolio — 1.25% series contract	75.155	8.955701	673
Worldwide Portfolio — 1.10% series contract	6,529.621	11.955353	78,064
Worldwide Portfolio — 0.95% series contract	317.551	12.217572	3,880
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio — 1.50% series contract	2,785.561	16.188954	45,095
Core Plus Fixed Income Portfolio — 1.40% series contract	438,941.370	16.425104	7,209,658
Core Plus Fixed Income Portfolio — 1.25% series contract	10,167.160	15.609363	158,703
Core Plus Fixed Income Portfolio — 1.10% series contract	5,407.690	17.154729	92,767
Core Plus Fixed Income Portfolio — 0.95% series contract	3,502.313	17.531258	61,400
Mid-Cap Growth Portfolio — 1.50% series contract	747.280	10.914608	8,156
Mid-Cap Growth Portfolio — 1.40% series contract	145,923.088	10.966476	1,600,262
Mid-Cap Growth Portfolio — 1.25% series contract	1,822.650	11.044782	20,131
Mid-Cap Growth Portfolio — 1.10% series contract	474.836	11.123435	5,282
Mid-Cap Growth Portfolio — 0.95% series contract	1,603.986	11.202473	17,969
U.S. Real Estate Portfolio — 1.50% series contract	40.338	30.681207	1,238
U.S. Real Estate Portfolio — 1.40% series contract	275,350.847	31.128766	8,571,332
U.S. Real Estate Portfolio — 1.25% series contract	6,649.244	30.055897	199,849
U.S. Real Estate Portfolio — 1.10% series contract	3,613.931	32.512010	117,496
U.S. Real Estate Portfolio — 0.95% series contract	1,376.924	33.225818	45,749
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund — 1.50% series contract	457.186	8.687427	3,972
Balanced Fund — 1.40% series contract	134,854.577	8.750125	1,179,994
Balanced Fund — 1.25% series contract	1,862.130	8.845049	16,471
Balanced Fund — 1.10% series contract	315.357	8.940715	2,820
Balanced Fund — 0.95% series contract	2,741.025	9.037210	24,771
Capital Appreciation Fund — 1.40% series contract	164,924.900	10.308821	1,700,181
Capital Appreciation Fund — 1.25% series contract	1,174.714	10.420589	12,241
Capital Appreciation Fund — 1.10% series contract	972.095	10.533356	10,239
Capital Appreciation Fund — 0.95% series contract	3,943.625	10.647028	41,988
Main Street Fund — 1.50% series contract	811.581	10.859984	8,814
Main Street Fund — 1.40% series contract	233,060.022	10.938382	2,549,300
Main Street Fund — 1.25% series contract	2,527.240	11.056991	27,944
Main Street Fund — 1.10% series contract	8,860.484	11.176588	99,030
Main Street Fund — 0.95% series contract	5,456.021	11.297248	61,638

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2011

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio — 1.40% series contract	371,829.090	13.912909	5,173,224
Real Return Portfolio — 1.25% series contract	1,876.652	14.063709	26,393
Real Return Portfolio — 1.10% series contract	1,750.068	14.215772	24,879
Real Return Portfolio — 0.95% series contract	4,133.483	14.369148	59,395
Total Return Portfolio — 1.50% series contract	834.803	14.038660	11,720
Total Return Portfolio — 1.40% series contract	453,654.585	14.139882	6,414,622
Total Return Portfolio — 1.25% series contract	18,995.943	14.293183	271,512
Total Return Portfolio — 1.10% series contract	11,199.441	14.447732	161,807
Total Return Portfolio — 0.95% series contract	21,810.821	14.603585	318,516
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund — 1.50% series contract	206.643	12.191822	2,519
Conservative Growth Fund — 1.40% series contract	208,075.572	12.311332	2,561,687
Strategic Growth Fund — 1.50% series contract	221.400	10.764584	2,383
Strategic Growth Fund — 1.40% series contract	257,828.180	10.870014	2,802,596
Wilshire Variable Insurance Trust:
2015 ETF Fund — 1.40% series contract	50,683.369	9.750608	494,194
2015 ETF Fund — 1.10% series contract	1,394.068	9.890095	13,787
2015 ETF Fund — 0.95% series contract	2,398.181	9.960378	23,887
2025 ETF Fund — 1.40% series contract	35,659.897	9.139184	325,902
2025 ETF Fund — 1.25% series contract	994.796	9.204417	9,157
2025 ETF Fund — 1.10% series contract	314.492	9.269945	2,915
2035 ETF Fund — 1.40% series contract	40,371.374	8.388909	338,672
2035 ETF Fund — 1.10% series contract	1,317.426	8.508957	11,210

The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2011

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Porfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	$37,501	$32,091	$5,410	$(118,186)	$0	$105,855	$(12,331)	$(6,921)
Mid Cap Value Fund	94,188	101,070	(6,882)	6,224	199,175	(364,994)	(159,595)	(166,477)
Ultra Fund	0	61,472	(61,472)	(37,680)	0	94,690	57,010	(4,462)
Vista Fund	0	105,872	(105,872)	56,694	0	(590,429)	(533,735)	(639,607)
Calamos Advisors Trust:
Growth and Income Portfolio	31,916	29,627	2,289	162,950	0	(271,904)	(108,954)	(106,665)
Davis Variable Account Fund, Inc.:
Value Portfolio	9,396	17,122	(7,726)	102,202	81,502	(229,958)	(46,254)	(53,980)
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	53,859	84,421	(30,562)	92,180	0	(92,929)	(749)	(31,311)
Stock Index Fund, Inc.	721,399	558,004	163,395	1,108,906	270,666	(1,380,481)	(909)	162,486
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	0	172,641	(172,641)	441,085	0	(1,375,422)	(934,337)	(1,106,978)
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	2,106	7,279	(5,173)	41,554	0	(40,386)	1,168	(4,005)
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	152,641	127,345	25,296	52,468	0	559,596	612,064	637,360
Growth and Income Portfolio	43,663	48,999	(5,336)	(29,061)	0	(122,500)	(151,561)	(156,897)
Money Market Portfolio	470	66,075	(65,605)	0	0	0	0	(65,605)
Opportunistic Small Cap Portfolio	24,592	84,819	(60,227)	(272,632)	0	(613,048)	(885,680)	(945,907)
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	39,842	63,006	(23,164)	(231,464)	0	(10,839)	(242,303)	(265,467)
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	21,895	29,039	(7,144)	13,389	34,449	(82,358)	(34,520)	(41,664)
Ibbotson Conservative ETF Asset Allocation Portfolio	9,240	10,683	(1,443)	37,729	17,987	(40,630)	15,086	13,643
Ibbotson Growth ETF Asset Allocation Portfolio	36,399	41,822	(5,423)	(997)	36,490	(185,882)	(150,389)	(155,812)
Ibbotson Income and Growth ETF Asset Allocation Portfolio	8,027	12,117	(4,090)	43,719	15,045	(53,640)	5,124	1,034
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	19,770	15,457	4,313	59,410	0	(198,499)	(139,089)	(134,776)
Invesco Variable Insurance Funds — Series I Shares:
Capital Development Fund	0	135,251	(135,251)	(586,228)	0	(126,377)	(712,605)	(847,856)
Core Equity Fund	60,667	91,676	(31,009)	102,431	0	(135,400)	(32,969)	(63,978)
Dividend Growth Fund (*)	0	7,516	(7,516)	(9,861)	0	(59,960)	(69,821)	(77,337)
Dynamics Fund (**)	0	1,829	(1,829)	79,977	0	(34,723)	45,254	43,425
Financial Services Fund (**)	1,646	4,132	(2,486)	125,573	0	(73,873)	51,700	49,214
Global Health Care Fund	0	41,612	(41,612)	(67,717)	0	184,838	117,121	75,509
High Yield Fund	196,756	38,696	158,060	(117,263)	0	(57,084)	(174,347)	(16,287)
Small Cap Equity Fund	0	50,505	(50,505)	20,384	0	(62,863)	(42,479)	(92,984)
Van Kampen Comstock Fund (*)	0	72,945	(72,945)	(176,840)	0	(787,912)	(964,752)	(1,037,697)
Van Kampen U.S. Mid Cap Value Portfolio	59,617	121,209	(61,592)	(485,555)	0	508,709	23,154	(38,438)
Van Kampen Value Portfolio (**)	152,798	38,763	114,035	(640,288)	0	1,278,641	638,353	752,388
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,048,761	566,444	482,317	1,558,605	2,057,912	(3,962,553)	(346,036)	136,281
Enterprise Portfolio	0	191,182	(191,182)	1,195,690	0	(1,353,729)	(158,039)	(349,221)
Forty Portfolio	44,841	170,869	(126,028)	1,295,794	0	(2,128,343)	(832,549)	(958,577)
Janus Portfolio	79,335	190,711	(111,376)	680,875	0	(1,472,367)	(791,492)	(902,868)
Overseas Portfolio	128,873	381,308	(252,435)	1,202,940	268,760	(11,530,067)	(10,058,367)	(10,310,802)
Worldwide Portfolio	58,514	144,477	(85,963)	405,180	0	(1,896,050)	(1,490,870)	(1,576,833)
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	299,493	112,089	187,404	(193,264)	0	340,394	147,130	334,534
Mid-Cap Growth Portfolio	6,172	23,296	(17,124)	183,189	767	(390,264)	(206,308)	(223,432)
U.S. Real Estate Portfolio	78,182	129,460	(51,278)	(1,301,658)	0	1,750,587	448,929	397,651
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	31,924	19,105	12,819	(121,061)	0	98,071	(22,990)	(10,171)
Capital Appreciation Fund	7,740	27,461	(19,721)	(61,659)	0	60,710	(949)	(20,670)
Main Street Fund	21,468	37,753	(16,285)	(164,783)	0	117,872	(46,911)	(63,196)
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio	104,487	70,352	34,135	70,459	154,495	228,607	453,561	487,696
Total Return Portfolio	195,683	103,906	91,777	110,520	106,750	(142,014)	75,256	167,033
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	40,621	40,143	478	4,115	0	11,430	15,545	16,023
Strategic Growth Fund	15,327	43,613	(28,286)	(64,074)	0	(64,033)	(128,107)	(156,393)
Wilshire Variable Insurance Trust:
2015 ETF Fund	8,170	7,604	566	19,915	0	(18,879)	1,036	1,602
2025 ETF Fund	3,962	4,338	(376)	18,896	0	(24,804)	(5,908)	(6,284)
2035 ETF Fund	3,686	4,218	(532)	2,678	0	(10,008)	(7,330)	(7,862)

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.
(**)	Period from January 1, 2011 to April 29, 2011 (fund termination date).

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2011

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	$5,410	$(118,186)	$0	$105,855	$(6,921)	$159,536	$282,813	$78,063	$(45,214)	$(52,135)	$2,331,242	$2,279,107
Mid Cap Value Fund	(6,882)	6,224	199,175	(364,994)	(166,477)	404,739	1,097,589	(160,695)	(853,545)	(1,020,022)	7,696,555	6,676,533
Ultra Fund	(61,472)	(37,680)	0	94,690	(4,462)	221,172	649,737	(52,729)	(481,294)	(485,756)	4,539,452	4,053,696
Vista Fund	(105,872)	56,694	0	(590,429)	(639,607)	365,402	1,084,257	(849,783)	(1,568,638)	(2,208,245)	8,408,858	6,200,613
Calamos Advisors Trust:
Growth and Income Portfolio	2,289	162,950	0	(271,904)	(106,665)	242,043	321,426	783,125	703,742	597,077	1,592,776	2,189,853
Davis Variable Account Fund, Inc.:
Value Portfolio	(7,726)	102,202	81,502	(229,958)	(53,980)	169,508	235,139	(495,191)	(560,822)	(614,802)	1,652,168	1,037,366
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(30,562)	92,180	0	(92,929)	(31,311)	282,485	543,027	(83,448)	(343,990)	(375,301)	6,113,917	5,738,616
Stock Index Fund, Inc.	163,395	1,108,906	270,666	(1,380,481)	162,486	2,101,248	4,325,187	(1,878,757)	(4,102,696)	(3,940,210)	41,178,889	37,238,679
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(172,641)	441,085	0	(1,375,422)	(1,106,978)	553,927	1,368,099	(287,778)	(1,101,950)	(2,208,928)	12,956,542	10,747,614
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	(5,173)	41,554	0	(40,386)	(4,005)	65,690	82,941	10,677	(6,574)	(10,579)	499,349	488,770
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	25,296	52,468	0	559,596	637,360	461,971	1,190,171	63,425	(664,775)	(27,415)	9,011,384	8,983,969
Growth and Income Portfolio	(5,336)	(29,061)	0	(122,500)	(156,897)	162,337	455,530	(112,090)	(405,283)	(562,180)	3,693,381	3,131,201
Money Market Portfolio	(65,605)	0	0	0	(65,605)	299,859	1,492,279	362,892	(829,528)	(895,133)	5,874,419	4,979,286
Opportunistic Small Cap Portfolio	(60,227)	(272,632)	0	(613,048)	(945,907)	322,665	683,208	(96,864)	(457,407)	(1,403,314)	6,684,022	5,280,708
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	(23,164)	(231,464)	0	(10,839)	(265,467)	281,809	583,114	(282,632)	(583,937)	(849,404)	4,817,290	3,967,886
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(7,144)	13,389	34,449	(82,358)	(41,664)	239,255	130,777	4,238	112,716	71,052	2,132,943	2,203,995
Ibbotson Conservative ETF Asset Allocation Portfolio	(1,443)	37,729	17,987	(40,630)	13,643	64,662	199,177	75,344	(59,171)	(45,528)	804,939	759,411
Ibbotson Growth ETF Asset Allocation Portfolio	(5,423)	(997)	36,490	(185,882)	(155,812)	316,256	234,403	252,310	334,163	178,351	2,923,612	3,101,963
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(4,090)	43,719	15,045	(53,640)	1,034	111,078	174,728	97,612	33,962	34,996	919,983	954,979
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	4,313	59,410	0	(198,499)	(134,776)	160,974	193,872	(19,150)	(52,048)	(186,824)	1,173,898	987,074
Invesco Variable Insurance Funds — Series I Shares:
Capital Development Fund	(135,251)	(586,228)	0	(126,377)	(847,856)	587,978	1,227,310	7,707	(631,625)	(1,479,481)	9,863,946	8,384,465
Core Equity Fund	(31,009)	102,431	0	(135,400)	(63,978)	229,956	933,517	(103,803)	(807,364)	(871,342)	6,800,317	5,928,975
Dividend Growth Fund (*)	(7,516)	(9,861)	0	(59,960)	(77,337)	68,028	97,893	882,756	852,891	775,554	0	775,554
Dynamics Fund (**)	(1,829)	79,977	0	(34,723)	43,425	6,557	2,668	(425,006)	(421,117)	(377,692)	377,692	0
Financial Services Fund (**)	(2,486)	125,573	0	(73,873)	49,214	32,748	57,110	(915,744)	(940,106)	(890,892)	890,892	0
Global Health Care Fund	(41,612)	(67,717)	0	184,838	75,509	188,150	350,490	(96,686)	(259,026)	(183,517)	2,931,174	2,747,657
High Yield Fund	158,060	(117,263)	0	(57,084)	(16,287)	110,257	402,845	4,862	(287,726)	(304,013)	2,783,075	2,479,062
Small Cap Equity Fund	(50,505)	20,384	0	(62,863)	(92,984)	242,551	413,058	430,290	259,783	166,799	3,236,433	3,403,232
Van Kampen Comstock Fund (*)	(72,945)	(176,840)	0	(787,912)	(1,037,697)	310,776	769,688	8,715,294	8,256,382	7,218,685	0	7,218,685
Van Kampen U.S. Mid Cap Value Portfolio	(61,592)	(485,555)	0	508,709	(38,438)	397,744	898,666	(354,142)	(855,064)	(893,502)	9,020,147	8,126,645
Van Kampen Value Portfolio (**)	114,035	(640,288)	0	1,278,641	752,388	173,082	326,029	(8,688,577)	(8,841,524)	(8,089,136)	8,089,136	0
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	482,317	1,558,605	2,057,912	(3,962,553)	136,281	1,596,914	6,864,727	(1,438,312)	(6,706,125)	(6,569,844)	42,989,065	36,419,221
Enterprise Portfolio	(191,182)	1,195,690	0	(1,353,729)	(349,221)	487,855	1,518,930	(559,805)	(1,590,880)	(1,940,101)	14,346,636	12,406,535
Forty Portfolio	(126,028)	1,295,794	0	(2,128,343)	(958,577)	583,247	1,566,282	(1,269,543)	(2,252,578)	(3,211,155)	13,812,501	10,601,346
Janus Portfolio	(111,376)	680,875	0	(1,472,367)	(902,868)	584,096	1,838,363	(292,143)	(1,546,410)	(2,449,278)	14,536,465	12,087,187
Overseas Portfolio	(252,435)	1,202,940	268,760	(11,530,067)	(10,310,802)	1,677,222	3,149,644	(1,620,595)	(3,093,017)	(13,403,819)	33,016,981	19,613,162
Worldwide Portfolio	(85,963)	405,180	0	(1,896,050)	(1,576,833)	408,254	1,413,255	(211,885)	(1,216,886)	(2,793,719)	11,279,373	8,485,654
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	187,404	(193,264)	0	340,394	334,534	435,381	1,118,052	(360,273)	(1,042,944)	(708,410)	8,276,033	7,567,623
Mid-Cap Growth Portfolio	(17,124)	183,189	767	(390,264)	(223,432)	131,355	177,860	943,412	896,907	673,475	978,325	1,651,800
U.S. Real Estate Portfolio	(51,278)	(1,301,658)	0	1,750,587	397,651	559,007	1,157,064	(155,770)	(753,827)	(356,176)	9,291,840	8,935,664
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	12,819	(121,061)	0	98,071	(10,171)	100,485	265,499	84,193	(80,821)	(90,992)	1,319,020	1,228,028
Capital Appreciation Fund	(19,721)	(61,659)	0	60,710	(20,670)	192,456	238,076	(499,175)	(544,795)	(565,465)	2,330,114	1,764,649
Main Street Fund	(16,285)	(164,783)	0	117,872	(63,196)	281,405	478,774	506,777	309,408	246,212	2,500,514	2,746,726
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio	34,135	70,459	154,495	228,607	487,696	329,336	827,945	(216,047)	(714,656)	(226,960)	5,510,851	5,283,891
Total Return Portfolio	91,777	110,520	106,750	(142,014)	167,033	921,743	1,010,690	(1,077,389)	(1,166,336)	(999,303)	8,177,480	7,178,177
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	478	4,115	0	11,430	16,023	47,177	504,382	(93,626)	(550,831)	(534,808)	3,099,014	2,564,206
Strategic Growth Fund	(28,286)	(64,074)	0	(64,033)	(156,393)	36,125	209,381	(111,132)	(284,388)	(440,781)	3,245,760	2,804,979
Wilshire Variable Insurance Trust:
2015 ETF Fund	566	19,915	0	(18,879)	1,602	37,535	68,544	14,227	(16,782)	(15,180)	547,048	531,868
2025 ETF Fund	(376)	18,896	0	(24,804)	(6,284)	25,759	59,755	100,053	66,057	59,773	278,201	337,974
2035 ETF Fund	(532)	2,678	0	(10,008)	(7,862)	88,795	7,611	3,243	84,427	76,565	273,317	349,882

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.
(**)	Period from January 1, 2011 to April 29, 2011 (fund termination date).

8

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2010

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	$3,582	$(238,501)	$0	$433,827	$198,908	$144,878	$307,997	$(158,856)	$(321,975)	$(123,067)	$2,454,309	$2,331,242
Mid Cap Value Fund	59,179	(66,717)	0	1,183,685	1,176,147	360,290	839,047	(111,120)	(589,877)	586,270	7,110,285	7,696,555
Ultra Fund	(37,313)	(129,111)	0	740,176	573,752	209,801	432,549	(140,368)	(363,116)	210,636	4,328,816	4,539,452
Vista Fund	(106,117)	(167,346)	0	1,808,677	1,535,214	453,930	768,758	(383,784)	(698,612)	836,602	7,572,256	8,408,858
Calamos Advisors Trust:
Growth and Income Portfolio	5,906	(10,330)	0	141,060	136,636	158,695	99,819	243,505	302,381	439,017	1,153,759	1,592,776
Davis Variable Account Fund, Inc.:
Value Portfolio	(724)	(79,832)	0	244,764	164,208	195,624	121,508	(75,278)	(1,162)	163,046	1,489,122	1,652,168
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(30,205)	(105,799)	0	844,470	708,466	296,171	527,285	(217,319)	(448,433)	260,033	5,853,884	6,113,917
Stock Index Fund, Inc.	158,267	680,970	0	4,022,208	4,861,445	2,449,909	4,279,359	(711,760)	(2,541,210)	2,320,235	38,858,654	41,178,889
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(157,186)	131,342	0	2,894,031	2,868,187	525,836	1,145,107	(244,750)	(864,021)	2,004,166	10,952,376	12,956,542
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	(4,096)	8,471	0	52,713	57,088	7,373	79,772	470,521	398,122	455,210	44,139	499,349
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	68,317	(24,079)	0	1,046,207	1,090,445	510,338	1,356,105	(108,027)	(953,794)	136,651	8,874,733	9,011,384
Growth and Income Portfolio	(7,354)	(120,348)	0	662,734	535,032	187,101	619,984	22,515	(410,368)	124,664	3,568,717	3,693,381
Money Market Portfolio	(73,766)	0	0	0	(73,766)	262,175	975,676	(450,481)	(1,163,982)	(1,237,748)	7,112,167	5,874,419
Opportunistic Small Cap Portfolio	(38,169)	(415,465)	0	2,028,087	1,574,453	358,856	904,662	(188,610)	(734,416)	840,037	5,843,985	6,684,022
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	(20,498)	(270,693)	0	1,230,635	939,444	268,939	467,959	66,077	(132,943)	806,501	4,010,789	4,817,290
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(12,843)	(15,519)	0	216,524	188,162	146,028	196,106	314,988	264,910	453,072	1,679,871	2,132,943
Ibbotson Conservative ETF Asset Allocation Portfolio	(977)	6,713	632	29,574	35,942	93,472	54,643	31,788	70,617	106,559	698,380	804,939
Ibbotson Growth ETF Asset Allocation Portfolio	(16,356)	(18,763)	0	348,681	313,562	450,933	147,312	59,070	362,691	676,253	2,247,359	2,923,612
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(7,138)	(3,828)	0	72,731	61,765	134,043	14,758	(120,943)	(1,658)	60,107	859,876	919,983
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	5,112	(33,292)	0	106,823	78,643	142,433	70,320	74,026	146,139	224,782	949,116	1,173,898
Invesco Variable Insurance Funds — Series I Shares:
Capital Development Fund	(129,112)	(778,683)	0	2,363,609	1,455,814	614,730	1,117,199	(427,319)	(929,788)	526,026	9,337,920	9,863,946
Core Equity Fund	(26,922)	(730)	0	548,468	520,816	246,376	728,082	279,917	(201,789)	319,027	6,481,290	6,800,317
Dynamics Fund	(5,050)	(10,368)	0	87,750	72,332	23,165	82,977	269	(59,543)	12,789	364,903	377,692
Financial Services Fund	(11,488)	(323,331)	0	406,630	71,811	105,856	119,131	(40,856)	(54,131)	17,680	873,212	890,892
Global Health Care Fund	(41,127)	(65,920)	0	211,410	104,363	205,615	376,666	(87,346)	(258,397)	(154,034)	3,085,208	2,931,174
High Yield Fund	228,701	(87,672)	0	172,971	314,000	112,652	406,087	(58,440)	(351,875)	(37,875)	2,820,950	2,783,075
Small Cap Equity Fund	(38,969)	(50,110)	0	775,834	686,755	219,276	251,886	24,652	(7,958)	678,797	2,557,636	3,236,433
Van Kampen U.S. Mid Cap Value Portfolio	(41,257)	(744,639)	0	2,379,481	1,593,585	472,803	1,008,668	(141,779)	(677,644)	915,941	8,104,206	9,020,147
Van Kampen Value Portfolio	6,216	(467,257)	0	1,473,317	1,012,276	541,687	773,186	34,753	(196,746)	815,530	7,273,606	8,089,136
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	597,445	977,972	0	1,205,893	2,781,310	1,886,757	5,781,577	(349,158)	(4,243,978)	(1,462,668)	44,451,733	42,989,065
Enterprise Portfolio	(176,281)	1,094,376	0	1,936,962	2,855,057	577,960	1,517,754	(848,562)	(1,788,356)	1,066,701	13,279,935	14,346,636
Forty Portfolio	(143,106)	752,829	0	41,819	651,542	864,015	1,530,656	(427,944)	(1,094,585)	(443,043)	14,255,544	13,812,501
Janus Portfolio	(43,137)	532,241	0	1,203,518	1,692,622	665,862	1,636,029	(270,461)	(1,240,628)	451,994	14,084,471	14,536,465
Overseas Portfolio	(218,579)	1,886,700	0	4,866,953	6,535,074	1,992,114	3,322,483	(1,784,529)	(3,114,898)	3,420,176	29,596,805	33,016,981
Worldwide Portfolio	(84,816)	317,270	0	1,196,337	1,428,791	465,935	1,240,035	(196,471)	(970,571)	458,220	10,821,153	11,279,373
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	395,325	(254,199)	0	341,218	482,344	583,258	1,239,055	(357,857)	(1,013,654)	(531,310)	8,807,343	8,276,033
Mid-Cap Growth Portfolio	(10,651)	38,486	0	180,049	207,884	63,115	99,417	(23,166)	(59,468)	148,416	829,909	978,325
U.S. Real Estate Portfolio	65,301	(1,185,828)	0	3,217,711	2,097,184	613,249	862,094	(209,324)	(458,169)	1,639,015	7,652,825	9,291,840
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	970	(229,592)	0	371,090	142,468	125,271	242,548	(165,639)	(282,916)	(140,448)	1,459,468	1,319,020
Capital Appreciation Fund	(28,195)	(76,791)	0	268,240	163,254	200,748	139,583	(448,316)	(387,151)	(223,897)	2,554,011	2,330,114
Main Street Fund	(7,671)	(58,282)	0	375,160	309,207	296,544	117,362	55,620	234,802	544,009	1,956,505	2,500,514
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio	2,245	16,883	47,573	252,110	318,811	340,857	506,319	297,160	131,698	450,509	5,060,342	5,510,851
Total Return Portfolio	73,459	88,425	241,490	46,874	450,248	877,802	1,053,616	1,480,436	1,304,622	1,754,870	6,422,610	8,177,480
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	(571)	(21,399)	0	327,773	305,803	47,685	207,434	(34,139)	(193,888)	111,915	2,987,099	3,099,014
Strategic Growth Fund	(20,553)	(210,043)	0	607,848	377,252	38,038	386,265	(282,805)	(631,032)	(253,780)	3,499,540	3,245,760
Wilshire Variable Insurance Trust:
2015 ETF Fund	(4,582)	(1,179)	0	59,380	53,619	28,538	226,867	34,164	(164,165)	(110,546)	657,594	547,048
2025 ETF Fund	(1,636)	4,516	0	21,907	24,787	39,664	18,495	28,686	49,855	74,642	203,559	278,201
2035 ETF Fund	(1,964)	2,282	0	26,613	26,931	33,375	11,764	(1,247)	20,364	47,295	226,022	273,317
The accompanying notes are an integral part of these financial statements.

9

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2011 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

American Century Variable Portfolios – Class I Shares:

•	Large Company Value Fund
•	Mid Cap Value Fund
•	Ultra Fund
•	Vista Fund

Calamos Advisors Trust:

•	Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Value Portfolio

Dreyfus Funds – Initial Shares:

•	Socially Responsible Growth Fund, Inc.
•	Stock Index Fund, Inc.

Dreyfus Investment Portfolio – Initial Shares:

•	Technology Growth Portfolio

Dreyfus Investment Portfolio – Service Shares:

•	MidCap Stock Portfolio

Dreyfus Variable Investment Funds – Initial Shares:

•	Appreciation Portfolio
•	Growth and Income Portfolio
•	Money Market Portfolio
•	Opportunistic Small Cap Portfolio

DWS Investments VIT Funds – Class A:

•	Small Cap Index VIP

Financial Investors Variable Insurance Trust – Class II:

•	Ibbotson Balanced ETF Asset Allocation Portfolio
•	Ibbotson Conservative ETF Asset Allocation Portfolio
•	Ibbotson Growth ETF Asset Allocation Portfolio
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust – Class 2:

•	Templeton Foreign Securities Fund

10

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION – Continued

Invesco Variable Insurance Funds – Series I Shares:

•	Capital Development Fund
•	Core Equity Fund
•	Dividend Growth Fund
•	Global Health Care Fund
•	High Yield Fund
•	Small Cap Equity Fund
•	Van Kampen Comstock Fund
•	Van Kampen U.S. Mid Cap Value Portfolio

Janus Aspen Series – Institutional Shares:

•	Balanced Portfolio
•	Enterprise Portfolio
•	Forty Portfolio
•	Janus Portfolio
•	Overseas Portfolio
•	Worldwide Portfolio

Morgan Stanley – The Universal Institutional Funds, Inc. – Class I:

•	Core Plus Fixed Income Portfolio
•	Mid-Cap Growth Portfolio
•	U.S. Real Estate Portfolio

Oppenheimer Variable Account Funds – Non-Service Shares:

•	Balanced Fund
•	Capital Appreciation Fund
•	Main Street Fund

PIMCO Variable Insurance Trust – Administrative Class:

•	Real Return Portfolio
•	Total Return Portfolio

Timothy Partners, Ltd. – Variable Series:

•	Conservative Growth Fund
•	Strategic Growth Fund

Wilshire Variable Insurance Trust:

•	2015 ETF Fund
•	2025 ETF Fund
•	2035 ETF Fund

The following funds were added to the Account effective May 2, 2011: Invesco Variable Insurance Funds – Series I Shares Dividend Growth Fund and Invesco Variable Insurance Funds – Series I Shares Van Kampen Comstock Fund.

The following funds were terminated from the Account effective April 29, 2011: Invesco Variable Insurance Funds – Series I Shares Dynamics Fund, Invesco Variable Insurance Funds – Series I Shares Financial Services Fund and Invesco Variable Insurance Funds – Series I Shares Van Kampen Value Portfolio.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION – Continued

Dreyfus Variable Investment Fund – Initial Shares Developing Leaders Portfolio’s name changed to Dreyfus Variable Investment Fund – Initial Shares Opportunistic Small Cap Portfolio on April 19, 2010. AIM Variable Insurance Funds, Inc. – Series I Shares brand name changed to Invesco Variable Insurance Funds, Inc. – Series I Shares on May 1, 2010. Van Kampen – The Universal Institutional Funds, Inc. – Class I brand name changed to Morgan Stanley—The Universal Institutional Funds, Inc. – Class I on May 1, 2010. Van Kampen – The Universal Institutional Funds, Inc. – Class I U.S. Mid Cap Value Portfolio fund was purchased by Invesco Variable Insurance Funds, Inc. – Series I Shares and the fund name was changed to Invesco Variable Insurance Funds, Inc. – Series I Shares Van Kampen U.S. Mid Cap Value Portfolio on June 1, 2010. Van Kampen – The Universal Institutional Funds, Inc. – Class I Value Portfolio fund was purchased by Invesco Variable Insurance Funds, Inc. – Series I Shares and the fund name was changed to Invesco Variable Insurance Funds, Inc. – Series I Shares Van Kampen Value Portfolio on June 1, 2010.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.

Fair Value Measurements

Effective January 1, 2008, the Account adopted a new accounting standard on fair value measurements, with the exception of the application of the standard to nonrecurring fair value measurements of nonfinancial assets and liabilities that was adopted pursuant to the standard as of January 1, 2009. The standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Account’s assumptions about the assumptions market participants would use in pricing the asset or liability. As of January 1, 2009, the Account adopted new accounting guidance on estimating the fair value of an asset or liability when there is no active market and on identifying transactions that are not orderly. As of December 31, 2009 the Account adopted new accounting guidance that clarified net asset value is an appropriate measure for fair value of the funds within the separate accounts. The guidance did not change the objective of fair value measurements. Adoption of these standards did not have a significant impact on the Account’s financial condition or results of operations. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

13

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2011 Statements of Changes in Net Assets for applicable periods) December 31, 2011, are as follows:

	2011
	Cost of	Proceeds
	Purchases	from Sales
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	$ 242,166	$281,970
Mid Cap Value Fund	654,811	1,316,063
Ultra Fund	220,773	763,539
Vista Fund	195,718	1,870,228
Calamos Advisors Trust:
Growth and Income Portfolio	1,228,835	522,804
Davis Variable Account Fund, Inc.:
Value Portfolio	252,191	739,237
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	211,019	585,571
Stock Index Fund, Inc.	1,595,704	5,264,339
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	433,850	1,708,441
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	290,164	301,911
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	680,580	1,320,059
Growth and Income Portfolio	222,261	632,880
Money Market Portfolio	1,070,289	1,965,422
Opportunistic Small Cap Portfolio	242,128	759,762
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	311,685	918,786
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	511,626	371,605
Ibbotson Conservative ETF Asset Allocation Portfolio	192,168	234,795
Ibbotson Growth ETF Asset Allocation Portfolio	620,702	255,472
Ibbotson Income and Growth ETF Asset Allocation Portfolio	270,973	226,056
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	205,056	252,791
Invesco Variable Insurance Funds — Series I Shares:
Capital Development Fund	729,404	1,496,280
Core Equity Fund	519,704	1,358,077
Dividend Growth Fund	954,785	109,410
Dynamics Fund	4,927	427,873
Financial Services Fund	23,594	966,186
Global Health Care Fund	191,283	491,921
High Yield Fund	515,009	644,675
Small Cap Equity Fund	791,235	581,957
Van Kampen Comstock Fund	9,388,611	1,205,174
Van Kampen U.S. Mid Cap Value Portfolio	396,656	1,313,312
Van Kampen Value Portfolio	564,635	9,292,124
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	3,538,925	7,704,821
Enterprise Portfolio	242,666	2,024,728
Forty Portfolio	304,617	2,683,223
Janus Portfolio	246,198	1,903,984
Overseas Portfolio	1,099,344	4,176,036
Worldwide Portfolio	163,092	1,465,941
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	641,523	1,497,063
Mid-Cap Growth Portfolio	1,453,547	572,997
U.S. Real Estate Portfolio	388,899	1,194,004
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	224,459	292,461
Capital Appreciation Fund	256,987	821,503
Main Street Fund	895,664	602,541
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio	1,186,098	1,712,124
Total Return Portfolio	1,444,012	2,411,821
Timothy Partners, Ltd — Variable Series.:
Conservative Growth Fund	82,148	632,501
Strategic Growth Fund	58,756	371,430
Wilshire Variable Insurance Trust:
2015 ETF Fund	64,704	80,920
2025 ETF Fund	132,495	66,814
2035 ETF Fund	94,513	10,618

14

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS  – CONTINUED

(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-account’s, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2011:

1.65% Series Contracts	$321
1.50% Series Contracts	8,086
1.40% Series Contracts	4,439,828
1.25% Series Contracts	46,657
1.10% Series Contracts	30,060
0.95% Series Contracts	16,472

$4,541,424

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $351,267 for the year ended December 31, 2011.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

15

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS  – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund — 1.40% series contract	221,618.541	28,353.080	35,317.604	214,654.017
Large Company Value Fund — 1.25% series contract	16,878.368	663.665	1,705.715	15,836.318
Large Company Value Fund — 1.10% series contract	286.016	116.248	83.680	318.584
Large Company Value Fund — 0.95% series contract	393.296	4,303.859	1,113.046	3,584.109
Mid Cap Value Fund — 1.50% series contract	3,141.913	111.142	1,276.497	1,976.558
Mid Cap Value Fund — 1.40% series contract	512,668.298	36,907.059	111,118.745	438,456.612
Mid Cap Value Fund — 1.25% series contract	15,524.240	13,984.760	2,686.699	26,822.301
Mid Cap Value Fund — 1.10% series contract	1,820.735	34.947	261.263	1,594.419
Mid Cap Value Fund — 0.95% series contract	491.989	3,482.603	340.178	3,634.414
Ultra Fund — 1.50% series contract	1,304.455	98.563	350.627	1,052.391
Ultra Fund — 1.40% series contract	425,837.801	33,441.677	76,716.394	382,563.084
Ultra Fund — 1.10% series contract	7,693.772	364.182	3,803.022	4,254.932
Ultra Fund — 0.95% series contract	399.260	2,748.722	1,032.106	2,115.876
Vista Fund — 1.50% series contract	235.472	10.745	1.387	244.830
Vista Fund — 1.40% series contract	677,149.148	46,217.280	173,787.761	549,578.667
Vista Fund — 1.25% series contract	3,578.517	523.400	375.876	3,726.041
Vista Fund — 1.10% series contract	3,919.696	106.103	1,534.280	2,491.519
Vista Fund — 0.95% series contract	249.650	5.116	14.821	239.945
Calamos Advisors Trust:
Growth and Income Portfolio — 1.50% series contract	420.014	852.072	13.884	1,258.202
Growth and Income Portfolio — 1.40% series contract	139,497.772	138,223.488	83,796.229	193,925.031
Growth and Income Portfolio — 1.25% series contract	7,548.191	1,883.528	5.926	9,425.793
Growth and Income Portfolio — 1.10% series contract	914.186	60.878	157.797	817.267
Growth and Income Portfolio — 0.95% series contract	1,804.667	6,068.410	16.821	7,856.256
Davis Variable Account Fund, Inc.:
Value Portfolio — 1.50% series contract	0.000	533.904	0.000	533.904
Value Portfolio — 1.40% series contract	189,109.456	34,877.179	102,329.259	121,657.376
Value Portfolio — 1.25% series contract	741.246	68.766	21.588	788.424
Value Portfolio — 1.10% series contract	3,635.663	731.855	702.241	3,665.277
Value Portfolio — 0.95% series contract	2,973.728	1,138.317	279.239	3,832.806
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. — 1.50% series contract	274.233	0.000	0.273	273.960
Socially Responsible Growth Fund, Inc. — 1.40% series contract	515,234.318	29,168.837	59,605.267	484,797.888
Socially Responsible Growth Fund, Inc. — 1.10% series contract	8,587.138	969.197	426.267	9,130.068
Socially Responsible Growth Fund, Inc. — 0.95% series contract	500.964	135.551	4.662	631.853
Stock Index Fund, Inc. — 1.50% series contract	5,977.489	125.100	1,102.743	4,999.846
Stock Index Fund, Inc. — 1.40% series contract	2,952,544.404	413,732.800	713,194.553	2,653,082.651
Stock Index Fund, Inc. — 1.25% series contract	9,860.701	1,141.597	1,858.739	9,143.559
Stock Index Fund, Inc. — 1.10% series contract	16,707.673	2,133.613	1,039.777	17,801.509
Stock Index Fund, Inc. — 0.95% series contract	6,314.989	1,856.292	563.398	7,607.883
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio — 1.50% series contract	696.120	0.000	0.902	695.218
Technology Growth Portfolio — 1.40% series contract	919,000.964	68,804.203	157,579.488	830,225.679
Technology Growth Portfolio — 1.25% series contract	1,939.711	9,923.209	2,122.755	9,740.165
Technology Growth Portfolio — 1.10% series contract	5,554.461	311.376	1,490.300	4,375.537
Technology Growth Portfolio — 0.95% series contract	906.463	602.800	4.946	1,504.317
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio — 1.40% series contract	54,623.667	128,414.983	131,901.245	51,137.405
MidCap Stock Portfolio — 1.25% series contract	0.000	16.876	0.000	16.876
MidCap Stock Portfolio — 1.10% series contract	138.711	73.026	0.343	211.394
MidCap Stock Portfolio — 0.95% series contract	0.000	2,909.060	83.175	2,825.885
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio — 1.50% series contract	843.572	0.000	606.003	237.569
Appreciation Portfolio — 1.40% series contract	574,110.520	87,479.956	130,822.281	530,768.195
Appreciation Portfolio — 1.25% series contract	22,705.777	3,770.688	6,203.305	20,273.160
Appreciation Portfolio — 1.10% series contract	1,560.588	76.879	86.979	1,550.488
Appreciation Portfolio — 0.95% series contract	75.249	2,594.555	13.446	2,656.358
Growth and Income Portfolio — 1.50% series contract	538.367	49.944	0.740	587.571
Growth and Income Portfolio — 1.40% series contract	304,183.806	30,410.407	67,331.922	267,262.291
Growth and Income Portfolio — 1.10% series contract	4,442.428	507.893	136.878	4,813.443
Growth and Income Portfolio — 0.95% series contract	4.044	700.219	0.000	704.263
Money Market Portfolio — 1.50% series contract	2,995.297	214.963	1,233.220	1,977.040
Money Market Portfolio — 1.40% series contract	4,830,483.049	1,291,900.588	2,079,939.170	4,042,444.467
Money Market Portfolio — 1.25% series contract	49.317	84,579.837	62.971	84,566.183
Money Market Portfolio — 1.10% series contract	42,561.820	1,820.714	685.477	43,697.057
Money Market Portfolio — 0.95% series contract	15,198.019	53,419.223	46,213.751	22,403.491
Opportunistic Small Cap Portfolio — 1.50% series contract	921.159	21.768	1.337	941.590
Opportunistic Small Cap Portfolio — 1.40% series contract	505,999.336	47,542.771	82,960.558	470,581.549
Opportunistic Small Cap Portfolio — 1.25% series contract	2,532.570	447.640	515.831	2,464.379
Opportunistic Small Cap Portfolio — 1.10% series contract	2,196.614	235.800	655.038	1,777.376
Opportunistic Small Cap Portfolio — 0.95% series contract	565.947	45.185	2.436	608.696

16

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
DWS Investments VIT Funds — Class A:
Small Cap Index VIP — 1.50% series contract	221.584	6.695	0.236	228.043
Small Cap Index VIP — 1.40% series contract	283,164.554	60,090.612	96,771.582	246,483.584
Small Cap Index VIP — 1.25% series contract	509.649	0.000	509.649	0.000
Small Cap Index VIP — 1.10% series contract	171.426	46.051	58.326	159.151
Small Cap Index VIP — 0.95% series contract	540.504	1,844.284	598.690	1,786.098
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.40% series contract	213,433.130	50,376.655	43,196.546	220,613.239
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.10% series contract	1,409.932	196.058	26.227	1,579.763
Ibbotson Balanced ETF Asset Allocation Portfolio — 0.95% series contract	2,636.256	4,996.024	0.000	7,632.280
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.40% series contract	70,369.207	19,662.778	26,852.269	63,179.716
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.25% series contract	2,525.068	100.645	0.000	2,625.713
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.10% series contract	1,744.889	177.944	26.012	1,896.821
Ibbotson Conservative ETF Asset Allocation Portfolio — 0.95% series contract	416.864	1,458.723	0.000	1,875.587
Ibbotson Growth ETF Asset Allocation Portfolio — 1.40% series contract	292,906.241	214,112.725	181,470.765	325,548.201
Ibbotson Growth ETF Asset Allocation Portfolio — 1.10% series contract	1,525.288	265.450	22.840	1,767.898
Ibbotson Growth ETF Asset Allocation Portfolio — 0.95% series contract	19,638.562	4,286.613	523.374	23,401.801
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.40% series contract	72,550.676	22,594.756	24,693.625	70,451.807
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.25% series contract	171.990	0.000	0.000	171.990
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.10% series contract	1,553.507	536.932	39.013	2,051.426
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 0.95% series contract	15,416.848	5,363.623	227.891	20,552.580
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund — 1.40% series contract	119,643.525	37,176.874	47,064.922	109,755.477
Templeton Foreign Securities Fund — 1.25% series contract	1,909.089	653.957	428.705	2,134.341
Templeton Foreign Securities Fund — 1.10% series contract	6,044.173	1,098.110	56.569	7,085.714
Templeton Foreign Securities Fund — 0.95% series contract	1,710.630	2,759.949	160.597	4,309.982
Invesco Variable Insurance Funds — Series I Shares:
Capital Development Fund — 1.50% series contract	4,720.810	460.516	1,377.880	3,803.446
Capital Development Fund — 1.40% series contract	789,430.012	102,213.795	158,819.040	732,824.767
Capital Development Fund — 1.25% series contract	3,453.771	309.572	960.323	2,803.020
Capital Development Fund — 1.10% series contract	11,156.656	1,404.507	2,620.832	9,940.331
Capital Development Fund — 0.95% series contract	3,857.916	1,615.981	385.334	5,088.563
Core Equity Fund — 1.40% series contract	619,908.793	340,197.793	411,407.858	548,698.728
Core Equity Fund — 1.25% series contract	2,065.911	15.141	2,076.931	4.121
Core Equity Fund — 1.10% series contract	4,671.523	137.971	1,465.967	3,343.527
Core Equity Fund — 0.95% series contract	141.577	2,335.047	0.000	2,476.624
Dividend Growth Fund — 1.40% series contract	0.000	100,234.033	17,397.044	82,836.989
Dividend Growth Fund — 1.25% series contract	0.000	4,421.855	3,021.364	1,400.491
Dividend Growth Fund — 1.10% series contract	0.000	307.847	0.667	307.180
Dividend Growth Fund — 0.95% series contract	0.000	329.924	0.000	329.924
Dynamics Fund — 1.50% series contract	223.237	4.346	227.583	0.000
Dynamics Fund — 1.40% series contract	37,355.165	2,633.537	39,988.702	0.000
Dynamics Fund — 0.95% series contract	228.658	11.889	240.547	0.000
Financial Services Fund — 1.40% series contract	156,743.557	11,464.725	168,208.282	0.000
Financial Services Fund — 1.25% series contract	2,852.734	5,214.686	8,067.420	0.000
Financial Services Fund — 1.10% series contract	324.287	80.986	405.273	0.000
Financial Services Fund — 0.95% series contract	445.947	36.421	482.368	0.000
Global Health Care Fund — 1.50% series contract	697.244	0.000	0.392	696.852
Global Health Care Fund — 1.40% series contract	252,316.572	25,264.300	46,860.646	230,720.226
Global Health Care Fund — 1.25% series contract	2,528.517	57.244	1,090.129	1,495.632
Global Health Care Fund — 1.10% series contract	983.143	0.000	377.605	605.538
Global Health Care Fund — 0.95% series contract	1,088.089	968.804	12.541	2,044.352
High Yield Fund — 1.40% series contract	178,635.311	102,016.713	122,661.292	157,990.732
High Yield Fund — 1.25% series contract	10,254.272	546.362	956.483	9,844.151
High Yield Fund — 1.10% series contract	320.571	49.596	18.030	352.137
High Yield Fund — 0.95% series contract	429.175	1,589.421	584.530	1,434.066
Small Cap Equity Fund — 1.50% series contract	729.450	650.605	729.453	650.602
Small Cap Equity Fund — 1.40% series contract	236,908.714	158,544.346	139,073.572	256,379.488
Small Cap Equity Fund — 1.25% series contract	2,035.984	59.467	574.739	1,520.712
Small Cap Equity Fund — 1.10% series contract	1,679.531	24.495	1,583.184	120.842
Small Cap Equity Fund — 0.95% series contract	404.592	642.968	0.000	1,047.560
Van Kampen Comstock Fund — 1.50% series contract	0.000	795.202	1.763	793.439
Van Kampen Comstock Fund — 1.40% series contract	0.000	1,092,430.814	303,483.844	788,946.970
Van Kampen Comstock Fund — 1.25% series contract	0.000	6,523.127	1,516.469	5,006.658
Van Kampen Comstock Fund — 1.10% series contract	0.000	13,302.557	2,001.381	11,301.176
Van Kampen Comstock Fund — 0.95% series contract	0.000	5,234.033	148.798	5,085.235
Van Kampen U.S. Mid Cap Value Portfolio — 1.65% series contract	416.342	0.000	0.636	415.706
Van Kampen U.S. Mid Cap Value Portfolio — 1.50% series contract	1,106.620	447.744	447.576	1,106.788
Van Kampen U.S. Mid Cap Value Portfolio — 1.40% series contract	373,350.171	49,411.326	85,699.968	337,061.529
Van Kampen U.S. Mid Cap Value Portfolio — 1.25% series contract	4,884.937	634.620	376.157	5,143.400
Van Kampen U.S. Mid Cap Value Portfolio — 1.10% series contract	1,968.927	51.148	472.135	1,547.940
Van Kampen U.S. Mid Cap Value Portfolio — 0.95% series contract	1,452.874	281.946	1.052	1,733.768
Van Kampen Value Portfolio — 1.50% series contract	1,107.532	8.853	1,116.385	0.000
Van Kampen Value Portfolio — 1.40% series contract	531,959.980	69,454.535	601,414.515	0.000
Van Kampen Value Portfolio — 1.25% series contract	4,117.423	48.275	4,165.698	0.000
Van Kampen Value Portfolio — 1.10% series contract	6,992.661	204.215	7,196.876	0.000
Van Kampen Value Portfolio — 0.95% series contract	2,133.506	147.231	2,280.737	0.000

17

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
Janus Aspen Series — Institutional Shares:
Balanced Portfolio — 1.65% series contract	410.171	0.000	0.626	409.545
Balanced Portfolio — 1.50% series contract	2,780.968	320.670	1,349.115	1,752.523
Balanced Portfolio — 1.40% series contract	1,714,139.143	134,403.577	403,678.852	1,444,863.868
Balanced Portfolio — 1.25% series contract	22,607.028	5,361.114	3,914.689	24,053.453
Balanced Portfolio — 1.10% series contract	8,743.804	3,653.337	5,021.930	7,375.211
Balanced Portfolio — 0.95% series contract	1,331.683	457.830	6.318	1,783.195
Enterprise Portfolio — 1.50% series contract	160.019	5.069	165.088	0.000
Enterprise Portfolio — 1.40% series contract	671,167.587	55,652.131	128,336.786	598,482.932
Enterprise Portfolio — 1.25% series contract	2,839.867	0.000	373.106	2,466.761
Enterprise Portfolio — 1.10% series contract	9,872.960	357.764	3,224.570	7,006.154
Enterprise Portfolio — 0.95% series contract	362.170	916.542	355.946	922.766
Forty Portfolio — 1.50% series contract	2,101.591	34.966	1,387.293	749.264
Forty Portfolio — 1.40% series contract	1,049,746.282	117,800.710	295,757.310	871,789.682
Forty Portfolio — 1.25% series contract	13,738.288	3,930.727	2,536.595	15,132.420
Forty Portfolio — 1.10% series contract	5,354.461	493.215	626.849	5,220.827
Forty Portfolio — 0.95% series contract	979.346	205.530	6.612	1,178.264
Janus Portfolio — 1.50% series contract	274.637	0.000	246.789	27.848
Janus Portfolio — 1.40% series contract	1,051,736.558	164,624.087	278,249.809	938,110.836
Janus Portfolio — 1.25% series contract	9,134.271	196.604	2,606.404	6,724.471
Janus Portfolio — 1.10% series contract	5,323.782	120.412	896.412	4,547.782
Janus Portfolio — 0.95% series contract	3.892	0.000	0.000	3.892
Overseas Portfolio — 1.50% series contract	905.059	507.534	414.058	998.535
Overseas Portfolio — 1.40% series contract	883,475.809	163,749.927	267,288.914	779,936.822
Overseas Portfolio — 1.25% series contract	24,688.646	3,136.032	6,678.802	21,145.876
Overseas Portfolio — 1.10% series contract	9,276.508	1,422.289	1,226.494	9,472.303
Overseas Portfolio — 0.95% series contract	4,371.495	3,711.544	594.864	7,488.175
Worldwide Portfolio — 1.50% series contract	1,124.204	0.000	0.611	1,123.593
Worldwide Portfolio — 1.40% series contract	829,951.849	36,091.279	133,044.677	732,998.451
Worldwide Portfolio — 1.25% series contract	75.155	0.000	0.000	75.155
Worldwide Portfolio — 1.10% series contract	6,397.044	407.280	274.703	6,529.621
Worldwide Portfolio — 0.95% series contract	294.411	25.565	2.425	317.551
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio — 1.50% series contract	2,908.907	45.596	168.942	2,785.561
Core Plus Fixed Income Portfolio — 1.40% series contract	498,734.935	103,581.005	163,374.570	438,941.370
Core Plus Fixed Income Portfolio — 1.25% series contract	15,978.333	4,158.133	9,969.306	10,167.160
Core Plus Fixed Income Portfolio — 1.10% series contract	5,244.200	484.062	320.572	5,407.690
Core Plus Fixed Income Portfolio — 0.95% series contract	2,502.390	1,361.812	361.889	3,502.313
Mid-Cap Growth Portfolio — 1.50% series contract	0.000	747.280	0.000	747.280
Mid-Cap Growth Portfolio — 1.40% series contract	79,274.644	144,008.465	77,360.021	145,923.088
Mid-Cap Growth Portfolio — 1.25% series contract	1,841.060	0.000	18.410	1,822.650
Mid-Cap Growth Portfolio — 1.10% series contract	438.289	37.083	0.536	474.836
Mid-Cap Growth Portfolio — 0.95% series contract	128.432	1,503.632	28.078	1,603.986
U.S. Real Estate Portfolio — 1.50% series contract	40.736	0.000	0.398	40.338
U.S. Real Estate Portfolio — 1.40% series contract	300,625.243	32,513.196	57,787.592	275,350.847
U.S. Real Estate Portfolio — 1.25% series contract	6,875.161	1,085.933	1,311.850	6,649.244
U.S. Real Estate Portfolio — 1.10% series contract	3,459.344	300.946	146.359	3,613.931
U.S. Real Estate Portfolio — 0.95% series contract	804.593	854.058	281.727	1,376.924
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund — 1.50% series contract	1,007.044	37.199	587.057	457.186
Balanced Fund — 1.40% series contract	144,447.330	27,468.265	37,061.018	134,854.577
Balanced Fund — 1.25% series contract	1,730.806	305.073	173.749	1,862.130
Balanced Fund — 1.10% series contract	228.835	109.108	22.586	315.357
Balanced Fund — 0.95% series contract	2,216.532	524.493	0.000	2,741.025
Capital Appreciation Fund — 1.40% series contract	215,170.664	104,000.672	154,246.436	164,924.900
Capital Appreciation Fund — 1.25% series contract	1,081.250	107.554	14.090	1,174.714
Capital Appreciation Fund — 1.10% series contract	801.288	188.968	18.161	972.095
Capital Appreciation Fund — 0.95% series contract	3,144.986	998.352	199.713	3,943.625
Main Street Fund — 1.50% series contract	832.322	811.582	832.323	811.581
Main Street Fund — 1.40% series contract	209,672.563	148,015.814	124,628.355	233,060.022
Main Street Fund — 1.25% series contract	2,427.990	135.936	36.686	2,527.240
Main Street Fund — 1.10% series contract	7,668.478	1,384.433	192.427	8,860.484
Main Street Fund — 0.95% series contract	4,485.181	1,375.868	405.028	5,456.021

18

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio — 1.50% series contract	651.035	0.000	651.035	0.000
Real Return Portfolio — 1.40% series contract	431,883.399	141,337.478	201,391.787	371,829.090
Real Return Portfolio — 1.25% series contract	0.000	1,876.652	0.000	1,876.652
Real Return Portfolio — 1.10% series contract	1,891.973	237.087	378.992	1,750.068
Real Return Portfolio — 0.95% series contract	1,677.856	3,992.382	1,536.755	4,133.483
Total Return Portfolio — 1.50% series contract	1,467.692	83.877	716.766	834.803
Total Return Portfolio — 1.40% series contract	553,959.718	207,377.830	307,682.963	453,654.585
Total Return Portfolio — 1.25% series contract	13,524.404	7,584.107	2,112.568	18,995.943
Total Return Portfolio — 1.10% series contract	10,277.047	1,609.918	687.524	11,199.441
Total Return Portfolio — 0.95% series contract	10,999.898	15,649.088	4,838.165	21,810.821
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund — 1.50% series contract	3,047.096	34.532	2,874.985	206.643
Conservative Growth Fund — 1.40% series contract	249,890.123	8,455.234	50,269.785	208,075.572
Strategic Growth Fund — 1.50% series contract	185.018	37.745	1.363	221.400
Strategic Growth Fund — 1.40% series contract	283,338.056	16,627.863	42,137.739	257,828.180
Wilshire Variable Insurance Trust:
2015 ETF Fund — 1.40% series contract	52,637.163	6,865.191	8,818.985	50,683.369
2015 ETF Fund — 1.10% series contract	1,094.510	334.868	35.310	1,394.068
2015 ETF Fund — 0.95% series contract	2,398.181	0.000	0.000	2,398.181
2025 ETF Fund — 1.40% series contract	28,997.460	13,967.511	7,305.074	35,659.897
2025 ETF Fund — 1.25% series contract	774.413	220.383	0.000	994.796
2025 ETF Fund — 1.10% series contract	314.492	0.000	0.000	314.492
2035 ETF Fund — 1.40% series contract	29,961.078	11,381.824	971.528	40,371.374
2035 ETF Fund — 1.10% series contract	1,606.527	0.000	289.101	1,317.426

19

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2010	Units Purchased	Units Redeemed	Units Outstanding 12/31/2010
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund — 1.40% series contract	251,200.267	21,759.009	51,340.735	221,618.541
Large Company Value Fund — 1.25% series contract	23,641.270	3,556.633	10,319.535	16,878.368
Large Company Value Fund — 1.10% series contract	408.687	3.573	126.244	286.016
Large Company Value Fund — 0.95% series contract	276.061	155.245	38.010	393.296
Mid Cap Value Fund — 1.50% series contract	3,020.443	123.058	1.588	3,141.913
Mid Cap Value Fund — 1.40% series contract	554,495.560	45,017.937	86,845.199	512,668.298
Mid Cap Value Fund — 1.25% series contract	20,386.583	6,557.996	11,420.339	15,524.240
Mid Cap Value Fund — 1.10% series contract	1,805.921	17.109	2.295	1,820.735
Mid Cap Value Fund — 0.95% series contract	0.000	495.020	3.031	491.989
Ultra Fund — 1.50% series contract	1,744.637	1,576.228	2,016.410	1,304.455
Ultra Fund — 1.40% series contract	465,662.403	32,861.318	72,685.920	425,837.801
Ultra Fund — 1.10% series contract	7,296.322	609.954	212.504	7,693.772
Ultra Fund — 0.95% series contract	399.260	0.000	0.000	399.260
Vista Fund — 1.50% series contract	1,009.998	18.065	792.591	235.472
Vista Fund — 1.40% series contract	743,185.410	64,530.882	130,567.144	677,149.148
Vista Fund — 1.25% series contract	3,860.152	773.740	1,055.375	3,578.517
Vista Fund — 1.10% series contract	5,350.674	80.783	1,511.761	3,919.696
Vista Fund — 0.95% series contract	231.050	18.600	0.000	249.650
Calamos Advisors Trust:
Growth and Income Portfolio — 1.50% series contract	0.000	712.187	292.173	420.014
Growth and Income Portfolio — 1.40% series contract	118,358.600	58,647.696	37,508.524	139,497.772
Growth and Income Portfolio — 1.25% series contract	1,059.515	12,257.943	5,769.267	7,548.191
Growth and Income Portfolio — 1.10% series contract	339.368	715.828	141.010	914.186
Growth and Income Portfolio — 0.95% series contract	0.000	1,812.209	7.542	1,804.667
Davis Variable Account Fund, Inc.:
Value Portfolio — 1.50% series contract	1,084.521	0.000	1,084.521	0.000
Value Portfolio — 1.40% series contract	190,658.865	47,260.510	48,809.919	189,109.456
Value Portfolio — 1.25% series contract	647.066	100.838	6.658	741.246
Value Portfolio — 1.10% series contract	2,583.968	1,772.607	720.912	3,635.663
Value Portfolio — 0.95% series contract	1,955.888	1,261.010	243.170	2,973.728
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. — 1.50% series contract	274.536	0.000	0.303	274.233
Socially Responsible Growth Fund, Inc. — 1.40% series contract	560,684.875	33,368.819	78,819.376	515,234.318
Socially Responsible Growth Fund, Inc. — 1.10% series contract	7,795.056	866.264	74.182	8,587.138
Socially Responsible Growth Fund, Inc. — 0.95% series contract	0.000	500.964	0.000	500.964
Stock Index Fund, Inc. — 1.50% series contract	5,863.879	154.659	41.049	5,977.489
Stock Index Fund, Inc. — 1.40% series contract	3,157,298.781	292,080.180	496,834.557	2,952,544.404
Stock Index Fund, Inc. — 1.25% series contract	15,304.077	3,004.387	8,447.763	9,860.701
Stock Index Fund, Inc. — 1.10% series contract	14,673.632	5,480.808	3,446.767	16,707.673
Stock Index Fund, Inc. — 0.95% series contract	4,483.990	2,381.155	550.156	6,314.989
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio — 1.50% series contract	697.165	0.000	1.045	696.120
Technology Growth Portfolio — 1.40% series contract	997,390.377	74,103.016	152,492.429	919,000.964
Technology Growth Portfolio — 1.25% series contract	1,371.580	1,433.482	865.351	1,939.711
Technology Growth Portfolio — 1.10% series contract	4,874.101	896.715	216.355	5,554.461
Technology Growth Portfolio — 0.95% series contract	818.657	135.535	47.729	906.463
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio — 1.40% series contract	6,059.237	64,790.799	16,226.369	54,623.667
MidCap Stock Portfolio — 1.10% series contract	0.000	213.588	74.877	138.711
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio — 1.50% series contract	253.182	605.766	15.376	843.572
Appreciation Portfolio — 1.40% series contract	646,153.835	67,357.896	139,401.211	574,110.520
Appreciation Portfolio — 1.25% series contract	21,321.750	6,411.102	5,027.075	22,705.777
Appreciation Portfolio — 1.10% series contract	2,554.564	89.179	1,083.155	1,560.588
Appreciation Portfolio — 0.95% series contract	53.885	23.657	2.293	75.249
Growth and Income Portfolio — 1.50% series contract	465.633	74.972	2.238	538.367
Growth and Income Portfolio — 1.40% series contract	333,618.716	31,473.643	60,908.553	304,183.806
Growth and Income Portfolio — 1.25% series contract	12,075.969	0.000	12,075.969	0.000
Growth and Income Portfolio — 1.10% series contract	4,148.936	580.151	286.659	4,442.428
Growth and Income Portfolio — 0.95% series contract	4.044	0.000	0.000	4.044
Money Market Portfolio — 1.50% series contract	2,690.666	311.043	6.412	2,995.297
Money Market Portfolio — 1.40% series contract	5,766,256.197	722,663.235	1,658,436.383	4,830,483.049
Money Market Portfolio — 1.25% series contract	28,796.477	7,115.615	35,862.775	49.317
Money Market Portfolio — 1.10% series contract	45,108.568	3,898.099	6,444.847	42,561.820
Money Market Portfolio — 0.95% series contract	11,666.616	4,003.888	472.485	15,198.019
Opportunistic Small Cap Portfolio — 1.50% series contract	1,471.548	35.143	585.532	921.159
Opportunistic Small Cap Portfolio — 1.40% series contract	566,076.124	48,440.215	108,517.003	505,999.336
Opportunistic Small Cap Portfolio — 1.25% series contract	7,871.539	280.243	5,619.212	2,532.570
Opportunistic Small Cap Portfolio — 1.10% series contract	3,327.238	1,202.830	2,333.454	2,196.614
Opportunistic Small Cap Portfolio — 0.95% series contract	594.992	52.861	81.906	565.947

20

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2010	Units Purchased	Units Redeemed	Units Outstanding 12/31/2010
DWS Investments VIT Funds — Class A:
Small Cap Index VIP — 1.50% series contract	212.771	9.421	0.608	221.584
Small Cap Index VIP — 1.40% series contract	294,557.144	48,505.322	59,897.912	283,164.554
Small Cap Index VIP — 1.25% series contract	64.931	509.644	64.926	509.649
Small Cap Index VIP — 1.10% series contract	171.426	40.373	40.373	171.426
Small Cap Index VIP — 0.95% series contract	327.071	213.433	0.000	540.504
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.40% series contract	186,322.194	55,846.760	28,735.824	213,433.130
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.10% series contract	1,219.928	195.029	5.025	1,409.932
Ibbotson Balanced ETF Asset Allocation Portfolio — 0.95% series contract	1,018.156	7,631.825	6,013.725	2,636.256
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.50% series contract	2,679.260	0.000	2,679.260	0.000
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.40% series contract	63,998.511	16,715.869	10,345.173	70,369.207
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.25% series contract	0.000	2,525.068	0.000	2,525.068
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.10% series contract	1,504.883	279.970	39.964	1,744.889
Ibbotson Conservative ETF Asset Allocation Portfolio — 0.95% series contract	152.048	264.816	0.000	416.864
Ibbotson Growth ETF Asset Allocation Portfolio — 1.40% series contract	258,899.931	83,734.956	49,728.646	292,906.241
Ibbotson Growth ETF Asset Allocation Portfolio — 1.10% series contract	1,308.443	290.587	73.742	1,525.288
Ibbotson Growth ETF Asset Allocation Portfolio — 0.95% series contract	10,991.398	8,851.565	204.401	19,638.562
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.40% series contract	73,753.690	13,549.687	14,752.701	72,550.676
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.25% series contract	171.990	0.000	0.000	171.990
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.10% series contract	1,319.783	327.427	93.703	1,553.507
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 0.95% series contract	14,836.552	6,386.038	5,805.742	15,416.848
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund — 1.40% series contract	104,462.210	40,872.353	25,691.038	119,643.525
Templeton Foreign Securities Fund — 1.25% series contract	2,078.695	365.316	534.922	1,909.089
Templeton Foreign Securities Fund — 1.10% series contract	4,496.982	2,330.542	783.351	6,044.173
Templeton Foreign Securities Fund — 0.95% series contract	751.094	1,065.524	105.988	1,710.630
Invesco Variable Insurance Funds — Series I Shares:
Capital Development Fund — 1.50% series contract	4,485.356	284.132	48.678	4,720.810
Capital Development Fund — 1.40% series contract	881,089.599	70,646.760	162,306.347	789,430.012
Capital Development Fund — 1.25% series contract	3,762.461	363.644	672.334	3,453.771
Capital Development Fund — 1.10% series contract	8,898.877	3,299.585	1,041.806	11,156.656
Capital Development Fund — 0.95% series contract	2,860.529	1,448.474	451.087	3,857.916
Core Equity Fund — 1.40% series contract	638,170.693	79,736.657	97,998.557	619,908.793
Core Equity Fund — 1.25% series contract	1,970.868	95.043	0.000	2,065.911
Core Equity Fund — 1.10% series contract	5,064.866	204.728	598.071	4,671.523
Core Equity Fund — 0.95% series contract	120.484	21.093	0.000	141.577
Dynamics Fund — 1.50% series contract	208.331	15.797	0.891	223.237
Dynamics Fund — 1.40% series contract	44,201.169	3,927.705	10,773.709	37,355.165
Dynamics Fund — 0.95% series contract	190.206	38.452	0.000	228.658
Financial Services Fund — 1.40% series contract	166,863.342	37,330.432	47,450.217	156,743.557
Financial Services Fund — 1.25% series contract	3,456.053	192.274	795.593	2,852.734
Financial Services Fund — 1.10% series contract	320.689	17.420	13.822	324.287
Financial Services Fund — 0.95% series contract	340.535	105.412	0.000	445.947
Global Health Care Fund — 1.50% series contract	697.681	0.000	0.437	697.244
Global Health Care Fund — 1.40% series contract	274,749.744	26,014.035	48,447.207	252,316.572
Global Health Care Fund — 1.25% series contract	4,242.649	79.966	1,794.098	2,528.517
Global Health Care Fund — 1.10% series contract	904.173	138.094	59.124	983.143
Global Health Care Fund — 0.95% series contract	920.626	199.115	31.652	1,088.089
High Yield Fund — 1.40% series contract	205,734.182	38,616.025	65,714.896	178,635.311
High Yield Fund — 1.25% series contract	8,990.320	1,444.572	180.620	10,254.272
High Yield Fund — 1.10% series contract	212.978	150.694	43.101	320.571
High Yield Fund — 0.95% series contract	368.140	61.035	0.000	429.175
Small Cap Equity Fund — 1.50% series contract	369.292	729.453	369.295	729.450
Small Cap Equity Fund — 1.40% series contract	233,790.333	60,877.040	57,758.659	236,908.714
Small Cap Equity Fund — 1.25% series contract	5,438.438	2,247.751	5,650.205	2,035.984
Small Cap Equity Fund — 1.10% series contract	2,147.285	188.451	656.205	1,679.531
Small Cap Equity Fund — 0.95% series contract	371.211	33.381	0.000	404.592
Van Kampen U.S. Mid Cap Value Portfolio — 1.65% series contract	417.078	0.000	0.736	416.342
Van Kampen U.S. Mid Cap Value Portfolio — 1.50% series contract	499.784	787.356	180.520	1,106.620
Van Kampen U.S. Mid Cap Value Portfolio — 1.40% series contract	405,313.835	47,275.215	79,238.879	373,350.171
Van Kampen U.S. Mid Cap Value Portfolio — 1.25% series contract	5,340.357	573.256	1,028.676	4,884.937
Van Kampen U.S. Mid Cap Value Portfolio — 1.10% series contract	2,290.539	70.156	391.768	1,968.927
Van Kampen U.S. Mid Cap Value Portfolio — 0.95% series contract	1,127.798	325.076	0.000	1,452.874
Van Kampen Value Portfolio — 1.50% series contract	448.299	661.450	2.217	1,107.532
Van Kampen Value Portfolio — 1.40% series contract	549,162.263	67,725.246	84,927.529	531,959.980
Van Kampen Value Portfolio — 1.25% series contract	3,947.059	281.918	111.554	4,117.423
Van Kampen Value Portfolio — 1.10% series contract	5,555.538	2,192.541	755.418	6,992.661
Van Kampen Value Portfolio — 0.95% series contract	1,625.303	680.151	171.948	2,133.506

21

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2010	Units Purchased	Units Redeemed	Units Outstanding 12/31/2010
Janus Aspen Series — Institutional Shares:
Balanced Portfolio — 1.65% series contract	410.896	0.000	0.725	410.171
Balanced Portfolio — 1.50% series contract	2,094.887	1,075.851	389.770	2,780.968
Balanced Portfolio — 1.40% series contract	1,889,388.689	176,972.674	352,222.220	1,714,139.143
Balanced Portfolio — 1.25% series contract	35,590.043	4,439.299	17,422.314	22,607.028
Balanced Portfolio — 1.10% series contract	8,415.042	856.995	528.233	8,743.804
Balanced Portfolio — 0.95% series contract	289.077	1,073.585	30.979	1,331.683
Enterprise Portfolio — 1.50% series contract	174.422	7.309	21.712	160.019
Enterprise Portfolio — 1.40% series contract	773,505.725	52,918.246	155,256.384	671,167.587
Enterprise Portfolio — 1.25% series contract	767.793	2,153.713	81.639	2,839.867
Enterprise Portfolio — 1.10% series contract	10,917.383	1,300.293	2,344.716	9,872.960
Enterprise Portfolio — 0.95% series contract	311.037	51.133	0.000	362.170
Forty Portfolio — 1.50% series contract	2,675.692	89.134	663.235	2,101.591
Forty Portfolio — 1.40% series contract	1,142,119.314	141,405.727	233,778.759	1,049,746.282
Forty Portfolio — 1.25% series contract	11,903.088	7,102.736	5,267.536	13,738.288
Forty Portfolio — 1.10% series contract	7,534.795	1,102.078	3,282.412	5,354.461
Forty Portfolio — 0.95% series contract	290.186	689.160	0.000	979.346
Janus Portfolio — 1.50% series contract	273.807	13.941	13.111	274.637
Janus Portfolio — 1.40% series contract	1,152,693.064	67,581.438	168,537.944	1,051,736.558
Janus Portfolio — 1.25% series contract	7,061.448	4,077.862	2,005.039	9,134.271
Janus Portfolio — 1.10% series contract	6,194.177	129.951	1,000.346	5,323.782
Janus Portfolio — 0.95% series contract	3.892	0.000	0.000	3.892
Overseas Portfolio — 1.50% series contract	670.980	733.969	499.890	905.059
Overseas Portfolio — 1.40% series contract	983,173.085	125,775.728	225,473.004	883,475.809
Overseas Portfolio — 1.25% series contract	23,952.663	4,496.729	3,760.746	24,688.646
Overseas Portfolio — 1.10% series contract	10,697.900	3,148.796	4,570.188	9,276.508
Overseas Portfolio — 0.95% series contract	3,020.438	2,667.131	1,316.074	4,371.495
Worldwide Portfolio — 1.50% series contract	1,124.888	0.000	0.684	1,124.204
Worldwide Portfolio — 1.40% series contract	902,705.882	41,053.917	113,807.950	829,951.849
Worldwide Portfolio — 1.25% series contract	9,612.550	0.000	9,537.395	75.155
Worldwide Portfolio — 1.10% series contract	6,492.712	372.524	468.192	6,397.044
Worldwide Portfolio — 0.95% series contract	267.565	26.846	0.000	294.411
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio — 1.50% series contract	3,635.572	66.627	793.292	2,908.907
Core Plus Fixed Income Portfolio — 1.40% series contract	558,865.908	78,500.231	138,631.204	498,734.935
Core Plus Fixed Income Portfolio — 1.25% series contract	22,405.676	6,908.681	13,336.024	15,978.333
Core Plus Fixed Income Portfolio — 1.10% series contract	4,606.681	1,159.785	522.266	5,244.200
Core Plus Fixed Income Portfolio — 0.95% series contract	1,556.323	1,089.128	143.061	2,502.390
Mid-Cap Growth Portfolio — 1.40% series contract	89,948.195	40,746.749	51,420.300	79,274.644
Mid-Cap Growth Portfolio — 1.25% series contract	0.000	1,841.060	0.000	1,841.060
Mid-Cap Growth Portfolio — 1.10% series contract	438.289	0.000	0.000	438.289
Mid-Cap Growth Portfolio — 0.95% series contract	28.841	99.591	0.000	128.432
U.S. Real Estate Portfolio — 1.50% series contract	41.219	0.000	0.483	40.736
U.S. Real Estate Portfolio — 1.40% series contract	317,774.229	42,424.780	59,573.766	300,625.243
U.S. Real Estate Portfolio — 1.25% series contract	7,432.246	2,549.557	3,106.642	6,875.161
U.S. Real Estate Portfolio — 1.10% series contract	3,177.397	712.294	430.347	3,459.344
U.S. Real Estate Portfolio — 0.95% series contract	716.093	250.347	161.847	804.593
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund — 1.50% series contract	3,921.266	56.679	2,970.901	1,007.044
Balanced Fund — 1.40% series contract	172,651.262	19,124.866	47,328.798	144,447.330
Balanced Fund — 1.25% series contract	5,991.944	527.937	4,789.075	1,730.806
Balanced Fund — 1.10% series contract	200.415	28.420	0.000	228.835
Balanced Fund — 0.95% series contract	1,591.194	625.338	0.000	2,216.532
Capital Appreciation Fund — 1.50% series contract	837.076	0.000	837.076	0.000
Capital Appreciation Fund — 1.40% series contract	256,120.266	41,961.061	82,910.663	215,170.664
Capital Appreciation Fund — 1.25% series contract	944.770	146.022	9.542	1,081.250
Capital Appreciation Fund — 1.10% series contract	451.380	610.118	260.210	801.288
Capital Appreciation Fund — 0.95% series contract	2,109.767	1,205.098	169.879	3,144.986
Main Street Fund — 1.50% series contract	0.000	832.322	0.000	832.322
Main Street Fund — 1.40% series contract	190,755.847	81,585.249	62,668.533	209,672.563
Main Street Fund — 1.25% series contract	2,231.775	203.340	7.125	2,427.990
Main Street Fund — 1.10% series contract	5,501.973	3,774.333	1,607.828	7,668.478
Main Street Fund — 0.95% series contract	3,212.104	1,666.362	393.285	4,485.181

22

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2010	Units Purchased	Units Redeemed	Units Outstanding 12/31/2010
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio — 1.50% series contract	970.058	651.038	970.061	651.035
Real Return Portfolio — 1.40% series contract	424,389.110	138,781.578	131,287.289	431,883.399
Real Return Portfolio — 1.10% series contract	1,462.297	759.792	330.116	1,891.973
Real Return Portfolio — 0.95% series contract	105.835	1,582.069	10.048	1,677.856
Total Return Portfolio — 1.50% series contract	7,279.428	1,467.697	7,279.433	1,467.692
Total Return Portfolio — 1.40% series contract	470,047.023	230,346.484	146,433.789	553,959.718
Total Return Portfolio — 1.25% series contract	4,284.346	13,501.164	4,261.106	13,524.404
Total Return Portfolio — 1.10% series contract	7,727.755	5,432.108	2,882.816	10,277.047
Total Return Portfolio — 0.95% series contract	5,122.936	6,629.609	752.647	10,999.898
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund — 1.50% series contract	3,013.278	37.785	3.967	3,047.096
Conservative Growth Fund — 1.40% series contract	267,285.063	21,735.146	39,130.086	249,890.123
Conservative Growth Fund — 1.10% series contract	13.208	0.000	13.208	0.000
Strategic Growth Fund — 1.50% series contract	144.314	42.045	1.341	185.018
Strategic Growth Fund — 1.40% series contract	347,592.943	20,484.390	84,739.277	283,338.056
Wilshire Variable Insurance Trust:
2015 ETF Fund — 1.40% series contract	71,047.736	12,903.002	31,313.575	52,637.163
2015 ETF Fund — 1.10% series contract	789.876	304.634	0.000	1,094.510
2015 ETF Fund — 0.95% series contract	2,398.181	0.000	0.000	2,398.181
2025 ETF Fund — 1.40% series contract	23,545.507	8,572.276	3,120.323	28,997.460
2025 ETF Fund — 1.25% series contract	392.236	382.177	0.000	774.413
2025 ETF Fund — 1.10% series contract	352.060	1.494	39.062	314.492
2035 ETF Fund — 1.40% series contract	27,324.342	4,352.528	1,715.792	29,961.078
2035 ETF Fund — 1.10% series contract	1,674.880	28.244	96.597	1,606.527

23

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2011				Periods Ended December 31, 2011
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	234	$9.711168	$10.029814	$2,279	1.63%	0.95%	1.40%	-0.29%	0.16%
Mid Cap Value Fund	472	14.016711	14.580948	6,677	1.31%	0.95%	1.50%	-2.18%	-1.63%
Ultra Fund	390	10.315905	10.731230	4,054	0.00%	0.95%	1.50%	-0.45%	0.11%
Vista Fund	556	11.064664	11.510165	6,201	0.00%	0.95%	1.50%	-9.27%	-8.77%
Calamos Advisors Trust:
Growth and Income Portfolio	213	10.207208	10.476349	2,190	1.69%	0.95%	1.50%	-3.34%	-2.80%
Davis Variable Account Fund, Inc.:
Value Portfolio	130	7.904526	8.113069	1,037	0.70%	0.95%	1.50%	-5.61%	-5.08%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	495	11.419795	12.367091	5,739	0.91%	0.95%	1.50%	-0.61%	-0.06%
Stock Index Fund, Inc.	2,693	13.633137	14.763987	37,239	1.84%	0.95%	1.50%	0.35%	0.91%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	847	12.601291	13.108589	10,748	0.00%	0.95%	1.50%	-9.16%	-8.66%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	54	9.008668	9.202542	489	0.43%	0.95%	1.40%	-1.20%	-0.75%
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	555	16.038052	17.368050	8,984	1.70%	0.95%	1.50%	7.38%	7.98%
Growth and Income Portfolio	273	11.278546	12.214396	3,131	1.28%	0.95%	1.50%	-4.25%	-3.72%
Money Market Portfolio	4,195	1.174932	1.254221	4,979	0.01%	0.95%	1.50%	-1.25%	-0.74%
Opportunistic Small Cap Portfolio	476	10.925843	11.832216	5,281	0.41%	0.95%	1.50%	-15.14%	-14.66%
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	249	15.747735	16.889302	3,968	0.91%	0.95%	1.50%	-5.85%	-5.32%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	230	9.582086	9.788226	2,204	1.01%	0.95%	1.40%	-2.27%	-1.83%
Ibbotson Conservative ETF Asset Allocation Portfolio	70	10.901054	11.135492	759	1.18%	0.95%	1.40%	1.70%	2.16%
Ibbotson Growth ETF Asset Allocation Portfolio	351	8.831294	9.021307	3,102	1.21%	0.95%	1.40%	-5.02%	-4.59%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	93	10.191838	10.411042	955	0.86%	0.95%	1.40%	-0.33%	0.13%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	123	7.992835	8.164847	987	1.83%	0.95%	1.40%	-11.88%	-11.48%
Invesco Variable Insurance Funds — Series I Shares:
Capital Development Fund	754	11.027893	11.472000	8,384	0.00%	0.95%	1.50%	-8.55%	-8.04%
Core Equity Fund	555	10.689653	10.969906	5,929	0.95%	0.95%	1.40%	-1.46%	-1.01%
Dividend Growth Fund (*)	85	9.137312	9.165439	776	0.00%	0.95%	1.40%	-8.63%	-8.35%
Global Health Care Fund	236	11.532821	12.234356	2,748	0.00%	0.95%	1.50%	2.39%	2.96%
High Yield Fund	170	14.600221	15.119626	2,479	7.48%	0.95%	1.40%	-0.45%	0.00%
Small Cap Equity Fund	260	13.007163	13.530893	3,403	0.00%	0.95%	1.50%	-2.21%	-1.67%
Van Kampen Comstock Fund (*)	811	8.892927	8.926428	7,219	0.00%	0.95%	1.50%	-11.07%	-10.74%
Van Kampen U.S. Mid Cap Value Portfolio	347	22.632046	25.047366	8,127	0.70%	0.95%	1.65%	-0.74%	-0.04%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,480	23.800233	26.339751	36,419	2.64%	0.95%	1.65%	-0.04%	0.67%
Enterprise Portfolio	609	20.380175	21.753081	12,407	0.00%	0.95%	1.40%	-2.80%	-2.35%
Forty Portfolio	894	11.699545	12.547680	10,601	0.37%	0.95%	1.50%	-8.09%	-7.58%
Janus Portfolio	949	12.561895	13.604019	12,087	0.60%	0.95%	1.50%	-6.72%	-6.20%
Overseas Portfolio	819	23.685193	25.649952	19,613	0.49%	0.95%	1.50%	-33.19%	-32.81%
Worldwide Portfolio	741	11.281669	12.217572	8,486	0.59%	0.95%	1.50%	-15.03%	-14.56%
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	461	16.188954	17.531258	7,568	3.78%	0.95%	1.50%	4.07%	4.65%
Mid-Cap Growth Portfolio	151	10.914608	11.202473	1,652	0.47%	0.95%	1.50%	-8.51%	-8.00%
U.S. Real Estate Portfolio	287	30.681207	33.225818	8,936	0.86%	0.95%	1.50%	4.33%	4.92%
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	140	8.687427	9.037210	1,228	2.51%	0.95%	1.50%	-0.79%	-0.23%
Capital Appreciation Fund	171	10.308821	10.647028	1,765	0.38%	0.95%	1.40%	-2.53%	-2.09%
Main Street Fund	251	10.859984	11.297248	2,747	0.82%	0.95%	1.50%	-1.51%	-0.96%
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio	380	13.912909	14.369148	5,284	1.94%	0.95%	1.40%	10.12%	10.62%
Total Return Portfolio	506	14.038660	14.603585	7,178	2.55%	0.95%	1.50%	2.06%	2.63%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	208	12.191822	12.311332	2,564	1.43%	1.40%	1.50%	0.37%	0.47%
Strategic Growth Fund	258	10.764584	10.870014	2,805	0.51%	1.40%	1.50%	-5.15%	-5.05%
Wilshire Variable Insurance Trust:
2015 ETF Fund	54	9.750608	9.960378	532	1.51%	0.95%	1.40%	0.14%	0.60%
2025 ETF Fund	37	9.139184	9.269945	338	1.29%	1.10%	1.40%	-1.14%	-0.84%
2035 ETF Fund	42	8.388909	8.508957	350	1.18%	1.10%	1.40%	-3.05%	-2.76%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2010				Periods Ended December 31, 2010
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	239	$9.739897	$10.013853	$2,331	1.48%	0.95%	1.40%	9.42%	9.92%
Mid Cap Value Fund	534	14.329115	14.823288	7,697	2.15%	0.95%	1.50%	17.47%	18.12%
Ultra Fund	435	10.362149	10.719593	4,539	0.49%	0.95%	1.50%	14.34%	14.98%
Vista Fund	685	12.195728	12.616420	8,409	0.00%	0.95%	1.50%	22.03%	22.71%
Calamos Advisors Trust:
Growth and Income Portfolio	150	10.560214	10.778592	1,593	1.70%	0.95%	1.50%	9.92%	10.53%
Davis Variable Account Fund, Inc.:
Value Portfolio	196	8.405610	8.547573	1,652	1.34%	0.95%	1.40%	11.19%	11.69%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	525	11.489945	12.374074	6,114	0.83%	0.95%	1.50%	13.09%	13.73%
Stock Index Fund, Inc.	2,991	13.585166	14.630486	41,179	1.75%	0.95%	1.50%	13.12%	13.75%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	928	13.872198	14.350654	12,957	0.00%	0.95%	1.50%	27.98%	28.70%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	55	9.118201	9.220701	499	0.14%	1.10%	1.40%	25.17%	25.55%
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	599	14.935711	16.084677	9,011	2.09%	0.95%	1.50%	13.59%	14.22%
Growth and Income Portfolio	309	11.779080	12.685752	3,693	1.15%	0.95%	1.50%	16.83%	17.48%
Money Market Portfolio	4,891	1.189835	1.263611	5,874	0.01%	0.95%	1.50%	-1.24%	-0.74%
Opportunistic Small Cap Portfolio	512	12.874640	13.865307	6,684	0.72%	0.95%	1.50%	29.18%	29.90%
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	285	16.725575	17.838550	4,817	0.89%	0.95%	1.50%	24.50%	25.19%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	217	9.804853	9.970363	2,133	0.72%	0.95%	1.40%	10.07%	10.57%
Ibbotson Conservative ETF Asset Allocation Portfolio	75	10.718686	10.899571	805	1.26%	0.95%	1.40%	4.89%	5.37%
Ibbotson Growth ETF Asset Allocation Portfolio	314	9.298466	9.455443	2,924	0.71%	0.95%	1.40%	12.27%	12.78%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	90	10.225248	10.397817	920	0.49%	0.95%	1.40%	7.35%	7.84%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	129	9.070806	9.223947	1,174	1.79%	0.95%	1.40%	6.89%	7.38%
Invesco Variable Insurance Funds — Series I Shares:
Capital Development Fund	813	12.058919	12.474963	9,864	0.00%	0.95%	1.50%	17.00%	17.65%
Core Equity Fund	627	10.848006	11.081917	6,800	0.97%	0.95%	1.40%	8.02%	8.52%
Global Health Care Fund	258	11.263244	11.882155	2,931	0.00%	0.95%	1.50%	3.71%	4.29%
High Yield Fund	190	14.665988	15.118875	2,783	9.57%	0.95%	1.40%	11.98%	12.49%
Small Cap Equity Fund	242	13.301457	13.760300	3,236	0.00%	0.95%	1.50%	26.61%	27.32%
Van Kampen U.S. Mid Cap Value Portfolio	383	22.800917	25.056260	9,020	0.88%	0.95%	1.65%	20.23%	21.08%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,750	23.808573	26.163193	42,989	2.74%	0.95%	1.65%	6.60%	7.36%
Enterprise Portfolio	684	20.686244	22.277708	14,347	0.06%	0.95%	1.50%	23.96%	24.65%
Forty Portfolio	1,072	12.729492	13.576596	13,813	0.34%	0.95%	1.50%	5.15%	5.74%
Janus Portfolio	1,066	13.466769	14.503094	14,536	1.05%	0.95%	1.50%	12.80%	13.43%
Overseas Portfolio	923	35.449774	38.177207	33,017	0.68%	0.95%	1.50%	23.43%	24.12%
Worldwide Portfolio	838	13.277895	14.299594	11,279	0.59%	0.95%	1.50%	14.10%	14.74%
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	525	15.556347	16.752885	8,276	6.04%	0.95%	1.50%	5.54%	6.13%
Mid-Cap Growth Portfolio	82	11.974622	12.176797	978	0.00%	0.95%	1.40%	30.46%	31.06%
U.S. Real Estate Portfolio	312	29.406587	31.669046	9,292	2.17%	0.95%	1.50%	28.02%	28.73%
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	150	8.756402	9.058486	1,319	1.42%	0.95%	1.50%	11.22%	11.84%
Capital Appreciation Fund	220	10.576448	10.873899	2,330	0.18%	0.95%	1.40%	7.89%	8.38%
Main Street Fund	225	11.026628	11.407016	2,501	0.97%	0.95%	1.50%	14.37%	15.00%
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio	436	12.556436	12.989457	5,511	1.41%	0.95%	1.50%	6.49%	7.08%
Total Return Portfolio	590	13.755099	14.229361	8,177	2.40%	0.95%	1.50%	6.50%	7.09%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	253	12.146740	12.253392	3,099	1.35%	1.40%	1.50%	10.76%	10.88%
Strategic Growth Fund	284	11.348485	11.448022	3,246	0.69%	1.40%	1.50%	13.64%	13.75%
Wilshire Variable Insurance Trust:
2015 ETF Fund	56	9.736952	9.901338	547	0.60%	0.95%	1.40%	9.97%	10.48%
2025 ETF Fund	30	9.244323	9.348177	278	0.68%	1.10%	1.40%	10.33%	10.66%
2035 ETF Fund	32	8.653185	8.750422	273	0.57%	1.10%	1.40%	11.08%	11.41%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2009				Periods Ended December 31, 2009
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	901	$10.307003	$10.603442	$9,338	0.00%	0.95%	1.50%	40.23%	41.02%
Core Equity Fund	645	10.042331	10.212277	6,481	1.71%	0.95%	1.40%	26.50%	27.08%
Global Health Care Fund	282	10.859906	11.393028	3,085	0.32%	0.95%	1.50%	25.76%	26.46%
High Yield Fund	215	13.096510	13.439612	2,821	8.95%	0.95%	1.40%	50.65%	51.34%
Small Cap Equity Fund	242	10.505649	10.807756	2,558	0.17%	0.95%	1.50%	19.47%	20.14%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	276	8.901355	9.110166	2,454	4.98%	0.95%	1.40%	18.36%	18.90%
Mid Cap Value Fund	580	12.198523	12.452868	7,110	3.74%	1.10%	1.50%	28.00%	28.52%
Ultra Fund	475	9.062227	9.322807	4,329	0.28%	0.95%	1.50%	32.46%	33.20%
Vista Fund	754	9.994331	10.281743	7,572	0.00%	0.95%	1.50%	20.63%	21.31%
Calamos Advisors Trust:
Growth and Income Portfolio	120	9.633554	9.712245	1,154	2.69%	1.10%	1.40%	37.47%	37.89%
Davis Variable Account Fund, Inc.:
Value Portfolio	197	7.539424	7.652717	1,489	0.96%	0.95%	1.50%	29.19%	29.91%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	569	10.159571	10.679251	5,854	0.92%	1.10%	1.50%	31.75%	32.28%
Stock Index Fund, Inc.	3,198	12.009771	12.862112	38,859	1.97%	0.95%	1.50%	24.44%	25.13%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,005	10.838990	11.150653	10,952	0.43%	0.95%	1.50%	55.30%	56.17%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	6	7.284643	7.284643	44	0.87%	1.40%	1.40%	33.43%	33.43%
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	670	13.149066	14.082019	8,875	2.50%	0.95%	1.50%	20.72%	21.39%
Developing Leaders Portfolio	579	9.966140	10.673474	5,844	1.50%	0.95%	1.50%	24.15%	24.84%
Growth and Income Portfolio	350	10.082315	10.798137	3,569	2.69%	0.95%	1.50%	26.85%	27.56%
Money Market Portfolio	5,855	1.204726	1.272974	7,112	0.14%	0.95%	1.50%	-1.13%	-0.64%
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	295	13.434334	14.248812	4,011	1.58%	0.95%	1.50%	24.67%	25.37%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	189	8.907869	9.017101	1,680	0.90%	0.95%	1.40%	17.85%	18.38%
Ibbotson Conservative ETF Asset Allocation Portfolio	68	10.191274	10.344203	698	0.67%	0.95%	1.50%	6.64%	7.24%
Ibbotson Growth ETF Asset Allocation Portfolio	271	8.282285	8.383881	2,247	0.85%	0.95%	1.40%	22.90%	23.46%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	90	9.525025	9.641793	860	0.96%	0.95%	1.40%	11.71%	12.22%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	112	8.486115	8.590188	949	2.63%	0.95%	1.40%	35.12%	35.74%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,936	22.334883	24.370407	44,452	2.95%	0.95%	1.65%	23.81%	24.69%
Enterprise Portfolio	786	16.687444	17.871563	13,280	0.00%	0.95%	1.50%	42.65%	43.45%
Forty Portfolio	1,165	12.106160	12.840126	14,256	0.04%	0.95%	1.50%	44.14%	44.94%
Janus Portfolio	1,166	11.938595	12.785966	14,084	0.51%	0.95%	1.50%	34.31%	35.06%
Overseas Portfolio	1,022	28.720720	30.758924	29,597	0.57%	0.95%	1.50%	76.86%	77.85%
Worldwide Portfolio	920	11.637188	12.463098	10,821	1.36%	0.95%	1.50%	35.63%	36.39%
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	184	7.872935	8.099333	1,459	0.00%	0.95%	1.50%	20.06%	20.73%
Capital Appreciation Fund	260	9.752866	10.033347	2,554	0.29%	0.95%	1.50%	42.35%	43.15%
Main Street Fund	202	9.691422	9.918750	1,957	1.73%	0.95%	1.40%	26.49%	27.07%
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio	427	11.791322	12.130221	5,060	3.04%	0.95%	1.50%	16.62%	17.27%
Total Return Portfolio	494	12.916087	13.287246	6,423	4.96%	0.95%	1.50%	12.36%	12.99%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	270	10.966451	11.310713	2,987	1.59%	1.10%	1.50%	20.96%	21.45%
Strategic Growth Fund	348	9.986399	10.063779	3,500	0.62%	1.40%	1.50%	27.54%	27.67%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	591	14.740103	15.785713	8,807	8.30%	0.95%	1.50%	8.00%	8.60%
Mid-Cap Growth Portfolio	90	9.178449	9.291050	830	0.00%	0.95%	1.40%	55.45%	56.16%
U.S. Mid Cap Value Portfolio	415	18.965060	20.693868	8,104	1.16%	0.95%	1.65%	36.91%	37.88%
U.S. Real Estate Portfolio	329	22.971146	24.601334	7,653	2.83%	0.95%	1.50%	26.43%	27.13%
Wilshire Variable Insurance Trust:
2015 ETF Fund	74	8.853895	8.962486	658	3.66%	0.95%	1.40%	18.68%	19.22%
2025 ETF Fund	24	8.378892	8.447325	204	1.90%	1.10%	1.40%	18.78%	19.14%
2035 ETF Fund	29	7.790364	7.854013	226	0.95%	1.10%	1.40%	19.19%	19.56%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

26

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2008				Periods Ended December 31, 2008
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	982	$7.349885	$7.581518	$7,256	0.00%	0.75%	1.50%	-47.83%	-47.43%
Core Equity Fund	745	7.938572	8.079812	5,913	2.25%	0.75%	1.40%	-31.12%	-30.67%
Global Health Care Fund	331	8.635418	9.148575	2,889	0.00%	0.75%	1.50%	-29.70%	-29.16%
High Yield Fund	225	8.693381	8.964798	1,952	9.46%	0.75%	1.40%	-26.74%	-26.25%
Small Cap Equity Fund	235	8.830277	9.070753	2,073	0.00%	0.75%	1.40%	-32.28%	-31.83%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	317	7.489274	7.725233	2,386	2.34%	0.75%	1.50%	-38.23%	-37.75%
Mid Cap Value Fund	675	9.530444	9.830643	6,465	0.10%	0.75%	1.50%	-25.49%	-24.92%
Ultra Fund	531	6.798929	7.056941	3,646	0.00%	0.75%	1.65%	-42.45%	-41.92%
Vista Fund	854	8.284943	8.545985	7,107	0.00%	0.75%	1.50%	-49.40%	-49.01%
Calamos Advisors Trust:
Growth and Income Portfolio	113	7.007788	7.085385	795	1.06%	0.75%	1.40%	-32.70%	-32.25%
Davis Variable Account Fund, Inc.:
Value Portfolio	160	5.835980	5.910695	933	2.14%	0.75%	1.50%	-41.22%	-40.77%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	591	7.711317	6.757562	4,611	0.78%	0.75%	1.50%	-35.41%	-34.92%
Stock Index Fund, Inc.	3,412	9.486924	8.323078	33,265	2.12%	0.75%	1.65%	-38.18%	-37.62%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,062	6.979168	7.199074	7,441	0.00%	0.75%	1.50%	-42.07%	-41.63%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	6	5.459428	5.459428	33	1.66%	1.40%	1.40%	-41.28%	-41.28%
Dreyfus Variable Investment Funds — Initial Shares:
Appreciation Portfolio	740	10.892180	9.487800	8,103	2.12%	0.75%	1.50%	-30.61%	-30.08%
Developing Leaders Portfolio	613	8.027711	8.155005	4,979	0.94%	0.75%	1.50%	-38.53%	-38.06%
Growth and Income Portfolio	421	7.948028	7.823392	3,374	1.06%	0.75%	1.50%	-41.31%	-40.86%
Money Market Portfolio	7,005	1.218460	1.260375	8,601	2.51%	0.75%	1.50%	0.83%	1.41%
DWS Investments VIT Funds — Class A:
Small Cap Index VIP	301	10.775511	11.586652	3,275	1.57%	0.75%	1.50%	-35.12%	-34.62%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	109	7.558919	7.642594	822	0.12%	0.75%	1.40%	-25.11%	-24.62%
Ibbotson Conservative ETF Asset Allocation Portfolio	59	9.572516	9.678378	563	0.00%	0.75%	1.40%	-7.35%	-6.74%
Ibbotson Growth ETF Asset Allocation Portfolio	168	6.738875	6.790527	1,135	0.16%	0.95%	1.40%	-32.58%	-32.27%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	37	8.526582	8.591886	314	0.00%	0.95%	1.40%	-16.35%	-15.97%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund	78	6.280197	6.349740	489	3.40%	0.75%	1.40%	-41.22%	-40.83%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	2,166	18.039572	15.527985	40,060	2.73%	0.75%	1.65%	-17.23%	-16.47%
Forty Portfolio	1,221	8.398965	9.031187	10,365	0.15%	0.75%	1.50%	-44.99%	-44.57%
International Growth Portfolio	1,125	16.238868	14.124673	18,387	2.96%	0.75%	1.50%	-52.83%	-52.47%
Large Cap Growth Portfolio	1,308	8.889123	7.678977	11,744	0.75%	0.75%	1.50%	-40.63%	-40.17%
Mid Cap Growth Portfolio	860	11.697931	9.909087	10,174	0.26%	0.75%	1.50%	-44.57%	-44.15%
Worldwide Growth Portfolio	1,030	8.579906	7.121653	8,918	1.19%	0.75%	1.50%	-45.50%	-45.08%
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	205	6.557275	6.763874	1,354	3.13%	0.75%	1.50%	-44.32%	-43.90%
Capital Appreciation Fund	243	6.851260	7.067181	1,675	0.16%	0.75%	1.50%	-46.34%	-45.93%
Main Street Fund	183	7.661801	7.870435	1,403	1.63%	0.75%	1.40%	-39.34%	-38.93%
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio	386	10.110958	10.429376	3,918	4.55%	0.75%	1.50%	-8.45%	-7.75%
Total Return Portfolio	439	11.495104	11.864286	5,064	5.13%	0.75%	1.50%	3.23%	4.01%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	335	9.066003	9.533610	3,054	1.89%	0.75%	1.50%	-29.61%	-29.07%
Strategic Growth Fund	413	7.830225	8.233353	3,253	1.24%	0.75%	1.50%	-40.46%	-40.01%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	671	13.648199	13.759623	9,246	4.67%	0.75%	1.50%	-11.56%	-10.88%
Mid-Cap Growth Portfolio	48	5.894304	5.969766	286	1.15%	0.75%	1.50%	-47.57%	-47.17%
U.S. Mid Cap Value Portfolio	448	13.852188	12.468605	6,363	0.86%	0.75%	1.65%	-42.26%	-41.73%
U.S. Real Estate Portfolio	366	18.169534	18.611116	6,726	3.61%	0.75%	1.50%	-38.83%	-38.36%
Wilshire Variable Insurance Trust:
2015 Moderate Fund	53	7.460428	7.517602	397	2.58%	0.95%	1.40%	-25.45%	-25.11%
2025 Moderate Fund	28	7.054421	7.132525	200	2.88%	0.75%	1.40%	-29.25%	-28.78%
2035 Moderate Fund	37	6.535932	6.608316	239	2.56%	0.75%	1.40%	-34.12%	-33.68%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

27

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2007				Periods Ended December 31, 2007
Units Subaccount	(000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	1,116	$14.087014	$14.420491	$15,772	0.00%	0.75%	1.50%	9.17%	10.01%
Core Equity Fund	814	11.525903	11.653774	9,380	1.08%	0.75%	1.40%	6.60%	7.30%
Global Health Care Fund	352	12.282810	12.913941	4,363	0.00%	0.75%	1.50%	10.17%	11.01%
High Yield Fund	258	11.821822	12.156051	3,063	6.48%	0.75%	1.50%	-0.28%	0.48%
Small Cap Equity Fund	213	12.997954	13.305633	2,783	0.06%	0.75%	1.50%	3.60%	4.39%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	407	12.123966	12.410921	4,950	0.70%	0.75%	1.50%	-2.76%	-2.02%
Mid Cap Value Fund	855	12.790428	13.093148	10,974	0.68%	0.75%	1.50%	-3.78%	-3.04%
Ultra Fund	587	11.814013	12.150573	6,988	0.00%	0.75%	1.65%	19.01%	20.10%
Vista Fund	940	16.372858	16.760292	15,451	0.00%	0.75%	1.50%	37.67%	38.72%
Calamos Advisors Trust:
Growth and Income Portfolio (*)	53	10.412111	10.433387	554	1.71%	1.10%	1.40%	4.12%	4.33%
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	37	9.935864	9.956171	363	2.36%	1.10%	1.40%	-0.64%	-0.44%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	641	11.939452	10.383292	7,729	0.54%	0.75%	1.50%	6.16%	6.97%
Stock Index Fund, Inc.	3,843	15.347002	13.341516	60,446	1.73%	0.75%	1.65%	3.51%	4.46%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,164	12.047391	12.332559	14,074	0.00%	0.75%	1.50%	13.00%	13.86%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	2	9.297957	9.297957	18	0.00%	1.40%	1.40%	-7.02%	-7.02%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	893	15.697602	13.569868	14,102	1.58%	0.75%	1.50%	5.52%	6.32%
Developing Leaders Portfolio	702	13.060302	13.166567	9,266	0.80%	0.75%	1.50%	-12.40%	-11.73%
Growth and Income Portfolio	507	13.542216	13.228581	6,922	0.76%	0.75%	1.50%	6.81%	7.63%
Money Market Portfolio	8,130	1.208421	1.242900	9,894	4.27%	0.75%	1.50%	2.76%	3.32%
DWS Investments VIT Funds — Class A:
Small Cap Index	423	16.607574	17.722014	7,083	0.94%	0.75%	1.50%	-3.38%	-2.64%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	49	10.093988	10.114606	493	0.00%	1.10%	1.40%	0.94%	1.15%
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	13	10.331779	10.352868	137	0.00%	1.10%	1.40%	3.32%	3.53%
Ibbotson Growth ETF Asset Allocation Portfolio (*)	57	9.994910	10.015324	567	0.00%	1.10%	1.40%	-0.05%	0.15%
Ibbotson Income and Growth ETF Asset Allocation Portfolio (*)	11	10.193054	10.213871	111	0.00%	1.10%	1.40%	1.93%	2.14%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund (*)	44	10.683643	10.730846	466	0.19%	0.75%	1.40%	6.84%	7.31%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	2,465	21.795367	18.590184	54,974	2.51%	0.75%	1.65%	8.70%	9.70%
Forty Portfolio	1,211	15.268688	16.293206	18,666	0.34%	0.75%	1.50%	34.93%	35.96%
International Growth Portfolio	1,234	34.429892	29.719504	42,747	0.64%	0.75%	1.50%	26.38%	27.35%
Large Cap Growth Portfolio	1,470	14.971877	12.835365	22,216	0.72%	0.75%	1.50%	13.36%	14.22%
Mid Cap Growth Portfolio	976	21.104067	17.740916	20,799	0.21%	0.75%	1.50%	20.20%	21.12%
Worldwide Growth Portfolio	1,183	15.741778	12.966900	18,775	0.76%	0.75%	1.50%	7.97%	8.80%
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	282	11.777481	12.056266	3,332	2.60%	0.75%	1.50%	2.22%	3.00%
Capital Appreciation Fund	219	12.767909	13.070156	2,803	0.23%	0.75%	1.50%	12.43%	13.29%
Main Street Fund	224	12.590252	12.888223	2,835	1.01%	0.75%	1.50%	2.85%	3.64%
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio	211	11.044464	11.305940	2,339	4.54%	0.75%	1.50%	9.00%	9.83%
Total Return Portfolio	243	11.135916	11.406504	2,717	4.63%	0.75%	1.50%	7.12%	7.94%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	470	12.879212	13.440722	6,091	0.00%	0.75%	1.50%	7.10%	7.92%
Strategic Growth Fund	519	13.152081	13.724129	6,868	0.00%	0.75%	1.50%	8.47%	9.30%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	826	15.431382	15.439456	12,868	3.61%	0.75%	1.50%	3.86%	4.66%
Mid-Cap Growth Portfolio (*)	24	11.249638	11.284097	274	0.00%	0.95%	1.40%	12.50%	12.84%
U.S. Mid Cap Value Portfolio	563	23.991349	21.398137	13,829	0.70%	0.75%	1.65%	6.06%	7.03%
U.S. Real Estate Portfolio	455	29.704466	30.194587	13,662	1.21%	0.75%	1.50%	-18.32%	-17.70%
Wilshire Variable Insurance Trust:
2015 Moderate Fund (*)	20	10.007599	10.038253	202	0.87%	0.95%	1.40%	0.08%	0.38%
2025 Moderate Fund (*)	15	9.970642	9.991008	152	0.60%	1.10%	1.40%	-0.29%	-0.09%
2035 Moderate Fund (*)	8	9.921001	9.941273	84	0.07%	1.10%	1.40%	-0.79%	-0.59%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*) Period from May 1, 2007 (commencement of operations) to December 31, 2007.

28

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2011, 2010 and 2009

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2011, 2010 and 2009

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2011 and 2010, and the related statements of earnings, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 23, 2012

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in thousands, except share data)

	December 31
	2011	2010
ASSETS
Invested assets:
Fixed maturities- available for sale – at fair value (amortized cost - $1,849,052 and $1,706,987)	$1,967,849	$1,794,999
Equity securities – at fair value
Common stocks (cost - $3,079 and $2,893)	7,808	9,346
Perpetual preferred stocks (cost - $1,000 and $4,000)	998	4,089
Policy loans	59,870	59,116
Cash and cash equivalents	23,805	15,549

Total cash and investments	2,060,330	1,883,099

Accrued investment income	21,646	20,447
Unamortized insurance acquisition costs, net	143,408	169,134
Other assets	11,183	11,909
Variable annuity assets (separate accounts)	548,311	615,750

Total assets	$2,784,878	$2,700,339

LIABILITIES
Annuity benefits accumulated	$1,913,496	$1,777,684
Current federal income tax payable	5,774	4,111
Deferred federal income tax liability	50,107	52,441
Other liabilities	3,738	1,362
Variable annuity liabilities (separate accounts)	548,311	615,750

Total liabilities	2,521,426	2,451,348

STOCKHOLDER’S EQUITY
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	48,512	40,677
Accumulated other comprehensive income, net of tax	35,531	28,905

Total stockholder’s equity	263,452	248,991

Total liabilities and stockholder’s equity	$2,784,878	$2,700,339

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In thousands)

	Year Ended December 31
	2011	2010	2009
Revenues:
Net investment income	$109,719	$102,077	$86,583
Realized (losses) gains on securities (*)	(1,050)	199	(7,318)
Annuity policy charges	15,714	14,585	11,849
Other income	1,250	1,260	883

Total revenues	125,633	118,121	91,997

Costs and expenses:
Annuity benefits	67,851	49,811	48,436
Insurance acquisition expenses, net	34,091	27,363	14,883
Other operating and general expenses	12,787	15,681	12,163

Total costs and expenses	114,729	92,855	75,482

Operating earnings before income taxes	10,904	25,266	16,515
Provision for income tax expense	3,069	8,636	4,345

Net earnings	$7,835	$16,630	$12,170

(*) Consists of the following:
Realized gains before impairments	$2,090	$3,630	$2,533

Losses on securities with impairment	(1,225)	(1,827)	(27,216)
Non-credit portion of impairment recognized in other comprehensive (loss) income	(1,915)	(1,604)	17,365

Impairment charges recognized in earnings	(3,140)	(3,431)	(9,851)

Total realized (losses) gains on securities	$(1,050)	$199	$(7,318)

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY

(In thousands)

	Year Ended December 31
	2011	2010	2009
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning of year	$176,909	$176,909	$141,909
Capital contribution from parent - cash	—	—	35,000

Balance at end of year	$176,909	$176,909	$176,909

Retained Earnings:
Balance at beginning of year	$40,677	$24,047	$10,676
Net earnings	7,835	16,630	12,170
Cumulative effect of accounting change, net of tax	—	—	1,201

Balance at end of year	$48,512	$40,677	$24,047

Accumulated other comprehensive income (loss), net:
Balance at beginning of year	$28,905	$4,874	$(57,548)
Cumulative effect of accounting change, net of tax	—	—	(1,201)
Change in net unrealized gains on securities, net of tax	6,626	24,031	63,623

Balance at end of year	$35,531	$28,905	$4,874

Comprehensive Income:
Net earnings	$7,835	$16,630	$12,170
Change in net unrealized gains during the year	6,626	24,031	63,623

Comprehensive income	$14,461	$40,661	$75,793

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31
	2011	2010	2009
Operating Activities:
Net earnings	$7,835	$16,630	$12,170
Adjustments:
Benefits to annuity policyholders	67,851	49,811	48,436
Amortization of insurance acquisition costs	30,004	23,665	12,196
Depreciation and amortization	(7,049)	(7,496)	(9,078)
Realized losses (gains) on investments, net	1,050	(199)	7,318
Change in:
Insurance acquisition costs	(19,904)	(28,850)	(34,120)
Accrued investment income	(1,199)	(3,837)	(3,832)
Payable to affiliates, net	(4,240)	12,151	5,131
Other liabilities	2,314	(2,053)	(6,545)
Other assets	100	4,984	(1,838)
Other, net	(320)	(251)	(202)

Net cash provided by operating activities	76,442	64,555	29,636

Investing Activities:
Purchases of:
Fixed maturities	(316,926)	(464,963)	(475,372)
Equity securities	—	(1,000)	—
Proceeds from:
Maturities and redemptions of fixed maturity investments	122,775	117,247	99,562
Sales of fixed maturities	56,621	53,390	126,851
Sales of equity securities	3,000	1,653	—
Increase in policy loans, net	(754)	(4,133)	(4,329)

Net cash used in investing activities	(135,284)	(297,806)	(253,288)

Financing Activities:
Annuity receipts	301,121	351,865	422,449
Annuity surrenders, benefits, and withdrawals	(273,276)	(222,360)	(197,513)
Net transfers from (to) variable annuity assets	39,253	7,277	(9,673)
Capital contribution from parent	—	—	35,000

Net cash provided by financing activities	67,098	136,782	250,263

Net increase (decrease) in cash and cash equivalents	8,256	(96,469)	26,611
Beginning cash and cash equivalents	15,549	112,018	85,407

Ending cash and cash equivalents	$23,805	$15,549	$112,018

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.

B. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.

FAIR VALUE MEASUREMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04 which clarifies the application of existing fair value measurement and amends certain disclosure requirements. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to AILIC’s results of operations or financial position.

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant non- recurring fair value measurements of nonfinancial assets or liabilities in 2011 or 2010.

New accounting guidance adopted by AILIC on January 1, 2010, requires additional disclosures about transfers between levels in the hierarchy of fair value measurements. The guidance also clarifies existing disclosure requirements related to the level of disaggregation presented and inputs used in determining fair values. Additional detail relating to the roll-forward of Level 3 fair values was required beginning in 2011.

INVESTMENTS

Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

In 2009, AILIC adopted new accounting guidance relating to the recognition and presentation of other-than-temporary impairments. Under the guidance, if management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: 1) the amount related to credit losses (recorded in earnings) and 2) the amount related to all other factors (recorded in other comprehensive income (loss)). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value. AILIC adopted this guidance effective January 1, 2009, and recorded a cumulative effect adjustment of $1.2 million to reclassify the non-credit component of previously recognized impairments from retained earnings to accumulated other comprehensive income (loss). Additional disclosures required by this guidance are contained in Note D – “Investments.”

DERIVATIVES

Derivatives included in AILIC’s Balance Sheet are recorded at fair value and consist primarily of 1) the equity-based component of certain indexed-annuity products (included in annuity benefits accumulated), and 2) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in earnings.

INSURANCE ACQUISITION COSTS AND EXPENSES

In October 2010, the FASB issued Accounting Standards Update 2010-26 to address diversity in practice regarding which costs related to issuing or renewing insurance contracts qualify for deferral. To qualify for deferral, the guidance specifies that a cost must be directly related to the successful acquisition of an insurance contract. The guidance is effective on January 1, 2012, with retrospective application permitted, but not required. AILIC will adopt the new standard retrospectively on that date. The impact of adoption on amounts reported herein is shown in the table below (in thousands).

	December 31,
	2011	2010	2009
Unamortized insurance acquisition costs, net
As reported	$143,408	$169,134
As adjusted	121,171	144,408

Deferred federal income tax liability
As reported	$50,107	$52,441
As adjusted	42,325	43,787

Shareholder’s equity
As reported	$263,452	$248,991
As adjusted	248,997	232,919

Net earnings
As reported	$7,835	$16, 630	$12,170
As adjusted	7,403	14,144	10,702

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INSURANCE ACQUISTION COSTS AND EXPENSES (CONTINUED)

Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the Statement of Earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in other operating and general expenses in AILIC’s Statement of Earnings.

DPAC (principally commissions, premium taxes and other marketing and underwriting expenses) related to the production of new business are deferred to the extent that such costs are deemed recoverable. Unamortized insurance acquisition costs also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses).

DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of accumulated other comprehensive income in AILIC’s Balance Sheet.

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and variable annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)

Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAXES

The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. If necessary, a valuation allowance would be established to reduce total deferred tax assets to an amount that would more than likely than not be realized. AILIC records a liability for the inherent uncertainty in quantifying its income tax provisions. If interest or penalties related to uncertain tax positions were to be recorded, such charges would be recognized as a component of income tax expense.

BENEFIT PLANS

AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

GAFRI and certain of its subsidiaries provide health care and life insurance benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

OTHER COMPREHENSIVE INCOME

In June 2011, the FASB issued ASU 2011-05, which eliminates the option to report other comprehensive income in the Statement of Changes in Stockholder’s Equity. Instead the guidance required that all other comprehensive income in the statement of changes in equity be presented either in a single continuous statement of comprehensive income which would contain net income and other comprehensive income sections and replace the statement of earnings, or in a separate statement of other comprehensive income immediately following the Statement of Earnings. AILIC intends to present other comprehensive income in a separate statement. The guidance is effective January 1, 2012, with retrospective application required. The guidance relates solely to the presentation of other comprehensive income and therefore does not change the measurement of net income or other comprehensive income. Accordingly, the adoption of this guidance will have no impact on AILIC’s results of operations or financial position.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, equity index call options, corporate and municipal fixed maturity securities and MBS priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by the Company’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Amounts reported as fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non-performance risk of the Company.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

Assets and liabilities measured at fair value at December 31 are summarized below (in thousands):

2011	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities available for sale:
U.S. Government and government agencies	$7,593	$6,968	$—	$14,561
States, municipalities and political subdivisions	—	163,491	—	163,491
Residential MBS	—	283,419	34,938	318,357
Commercial MBS	—	307,553	1,109	308,662
All other corporate	—	1,133,490	29,288	1,162,778
Equity securities:
Common stocks	7,808	—	—	7,808
Perpetual preferred stocks	998	—	—	998
Separate account assets (a)	—	548,311	—	548,311
Other assets (equity index call options)	—	5,658	3,650	9,308

Total assets accounted for at fair value	$16,399	$2,448,890	$68,985	$2,534,274

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$36,911	$36,911

	$—	$—	$36,911	$36,911

2010	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities available for sale:
U.S. Government and government agencies	$7,610	$6,790	$—	$14,400
States, municipalities and political subdivisions	—	115,649	—	115,649
Residential MBS	—	302,384	39,081	341,465
Commercial MBS	—	276,003	—	276,003
All other corporate	—	1,028,459	19,023	1,047,482
Equity securities:
Common stocks	9,346	—	—	9,346
Perpetual preferred stocks	4,089	—	—	4,089
Separate account assets (a)	—	615,750	—	615,750
Other assets (equity index call options)	—	10,292	—	10,292

Total assets accounted for at fair value	$21,045	$2,355,327	$58,104	$2,434,476

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$21,977	$21,977

	$—	$—	$21,977	$21,977

(a)	Separate account liabilities equal the fair value for separate account assets.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

During 2011, there were no significant transfers between Level 1 and Level 2. Less than 3% of the December 31, 2011 total assets measured at fair value were Level 3 assets. Approximately 52% of these assets were MBS whose fair value were determined primarily using non-binding broker quotes; the balance was primarily private placement debt securities whose fair values were determined internally using significant unobservable inputs, including the evaluation of underlying collateral and issuer creditworthiness, as well as certain Level 2 inputs such as comparable yields and multiples on similar publicly traded issues.

Changes in balances of Level 3 financial assets and liability during 2011, 2010, and 2009 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2010	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2011
Fixed maturities available for sale:
Residential MBS	$39,081	$331	$(1,039)	$1,959	$(4,711)	$4,090	$(4,773)	$34,938
Commercial MBS	—	(9)	(45)	1,163	—	—	—	1,109
All other corporate	19,023	85	571	6,855	(968)	10,091	(6,369)	29,288
Other assets	—	—	—	3,650	—	—	—	3,650
Embedded derivatives	21,977	12,141	—	2,793	—	—	—	36,911

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2009	Net earnings (loss)	Other comp. income (loss)	Purchases, sales, issuances and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2010
Fixed maturities available for sale:
Residential MBS	$55,365	$790	$3,675	$1,444	$4,396	$(26,589)	$39,081
All other corporate	16,477	448	965	2,368	1,545	(2,780)	19,023
Embedded derivatives	16,528	1,405	—	4,044	—	—	21,977

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2008	Net earnings (loss)	Other comp. income (loss)	Purchases, sales, issuances and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2009
Fixed maturities available for sale	$38,663	$2,321	$4,960	$38,687	$7,063	$(19,852)	$71,842
Embedded derivatives	13,000	4,138	—	(610)	—	—	16,528

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

The following table presents the carrying value and estimated fair value of the Company’s financial instruments at December 31 (in thousands).

	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets
Fixed maturity investments	$1,967,849	$1,967,849	$1,794,999	$1,794,999
Equity securities and perpetual preferred stocks	8,806	8,806	13,435	13,435
Policy loans	59,870	59,870	59,116	59,116
Cash and cash equivalents	23,805	23,805	15,549	15,549
Other assets	9,308	9,308	10,292	10,292
Variable annuity assets (separate accounts)	548,311	548,311	615,750	615,750

Liabilities
Annuity benefits accumulated*	$1,869,408	$1,850,703	$1,749,841	$1,632,357
Annuity benefits accumulated – indexed annuities	36,911	36,911	21,977	21,977
Variable annuity liabilities (separate accounts)	548,311	548,311	615,750	615,750

*	Excludes life contingent annuities in the payout phase.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. Separate account assets are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. The fair value of annuity benefits was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2011
	Amortized Cost	Fair Value	Gross Unrealized
			Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$13,206	$14,561	$1,355	$—
States, municipalities and political subdivisions	146,036	163,491	17,455	—
Residential MBS	322,340	318,357	14,164	(18,147)
Commercial MBS	281,838	308,662	27,281	(457)
All other corporate	1,085,632	1,162,778	83,974	(6,828)

	$1,849,052	$1,967,849	$144,229	$(25,432)

Common stocks	$3,079	$7,808	$4,735	$(6)

Perpetual preferred stocks	$1,000	$998	$—	$(2)

	2010
	Amortized Cost	Fair Value	Gross Unrealized
			Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$13,603	$14,400	$846	$(49)
States, municipalities and political subdivisions	116,070	115,649	1,802	(2,223)
Residential MBS	337,288	341,465	17,990	(13,813)
Commercial MBS	254,782	276,003	21,299	(78)
All other corporate	985,244	1,047,482	67,073	(4,835)

	$1,706,987	$1,794,999	$109,010	$(20,998)

Common stocks	$2,893	$9,346	$6,453	$—

Perpetual preferred stock	$4,000	$4,089	$89	$—

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Such charges taken for residential MBS still owned at December 31, 2011 and 2010, respectively were $23.9 million and $28.3 million.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010.

	2011
	Less Than Twelve Months		Twelve Months or More
	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value
Fixed Maturities:
U.S. Government and government agencies	$—	$—	$—	$—
States, municipalities and political subdivisions	—	—	—	—
Residential MBS	5,561	72,365	12,586	54,198
Commercial MBS	457	15,268	—	—
All other corporate	3,155	73,983	3,673	36,745

Total fixed maturities	$9,173	$161,616	$16,259	$90,943

Common stocks	$6	$38	$—	$—

Perpetual preferred stocks	$2	$998	$—	$—

	2010
	Less Than Twelve Months		Twelve Months or More
	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value
Fixed Maturities:
U.S Government and government agencies	$49	$1,792	$—	$—
States, municipalities and political subdivisions	2,223	64,150	—	—
Residential MBS	982	36,896	12,831	53,413
Commercial MBS	78	8,091	—	—
All other corporate	2,922	111,916	1,913	19,852

Total fixed maturities	$6,254	$222,845	$14,744	$73,265

At December 31, 2011, the gross unrealized losses on fixed maturities of $25.4 million relate to approximately 303 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 42% of the gross unrealized loss and 66% of the fair value.

At December 31, 2011, gross unrealized losses on AILIC’s residential MBS represented 71% of the total gross unrealized loss on fixed maturity securities and 77% of the “Twelve Months or More”. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (145 securities), approximately 36% of the unrealized losses and 47% of the fair value relate to investment grade rated securities. AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2011, AILIC recorded a charge of $6.1 million for other-than-temporary impairments related to its residential MBS.

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

Management concluded that no additional charges for other-than-temporary impairment were required based on many factors, including AILIC’s ability and intent to hold the investments for a period of time sufficient to allow for anticipated recovery of its amortized cost, the length of time and the extent to which fair value has been below cost, analysis of historical and projected company-specific financial data, the outlook for industry sectors, and credit ratings.

The following table is a progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income (in millions).

	2011	2010
Balance at January 1	$16.5	$9.3
Additional credit impairments on:
Previously impaired securities	5.4	6.0
Securities without prior impairments	0.7	1.2
Reductions – disposals	(1.0)	—

Balance at December 31	$21.6	$16.5

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2011 (in thousands). Asset backed securities and other securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. MBS had an average life of approximately four years at December 31, 2011.

Maturity	Amortized Cost	Fair Value	Fair Value %
One year or less	$35,494	$36,284	2%
After one year through five years	511,135	549,393	28
After five years through ten years	596,059	641,393	32
After ten years	102,186	113,760	6

Subtotal	1,244,874	1,340,830	68

MBS	604,178	627,019	32

Total	$1,849,052	$1,967,849	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

At December 31, 2011, U.S. Treasury Notes with a carrying value of $7.6 million were on deposit as required by the insurance departments of various states

There were no investments in individual issuers that exceeded 10% of Stockholder’s Equity at December 31, 2011 or 2010.

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs related to annuities and certain other balance sheet amounts be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table (in thousands) shows the components of the net unrealized gain on securities that is included in accumulated other comprehensive income in AILIC’s Balance Sheet.

	2011
	Pre-tax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$118,797	$(41,579)	$77,218
Equity securities	4,727	(1,654)	3,073
Deferred policy acquisition costs	(68,757)	24,064	(44,693)
Annuity benefits accumulated	(102)	35	(67)

	$54,665	$(19,134)	$35,531

	2010
	Pre-tax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$88,012	$(30,804)	$57,208
Equity securities	6,542	(2,290)	4,252
Deferred policy acquisition costs	(49,965)	17,488	(32,477)
Annuity benefits accumulated	(119)	41	(78)

	$44,470	$(15,565)	$28,905

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed Maturities	Equity Securities	Other*	Tax Effects	Total
2011
Realized before impairments	$3,862	$—	$(1,772)	$(732)	$1,358
Realized – impairments	(6,181)	—	3,041	1,099	(2,041)
Change in unrealized	30,785	(1,815)	(18,775)	(3,569)	6,626

2010
Realized before impairments	$4,233	$1,072	$(1,675)	$(1,271)	$2,359
Realized – impairments	(7,207)	—	3,776	1,201	(2,230)
Change in unrealized	79,765	3,352	(46,146)	(12,940)	24,031

2009
Realized before impairments	$3,943	$—	$(1,408)	$(887)	$1,648
Realized – impairments	(15,082)	(71)	5,300	3,448	(6,405)
Change in unrealized	172,212	4,920	(79,251)	(34,258)	63,623

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2011	2010	2009
Fixed maturities:
Gross gains	$4,479	$5,213	$6,586
Gross losses	(617)	(980)	(2,643)

Equity securities:
Gross gains	—	1,072	—
Gross losses	—	—	—

Net investment income by investment type consisted of the following (in thousands):

	2011	2010	2009
Fixed maturities	$106,361	$98,322	$84,269
Equity securities	280	297	292
Short-term investments	7	12	90
Cash on hand and on deposit	—	—	1
Policy loans	4,028	3,859	3,591
Other	75	47	178

Gross investment income	110,751	102,537	88,421
Investment expenses	(1,032)	(460)	(1,838)

Net investment income	$109,719	$102,077	$86,583

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.9 million in 2011, $0.3 million in 2010, and $1.1 million in 2009.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

E. DERIVATIVES

As discussed under “Derivatives” in Note B, AILIC uses derivatives in certain areas of its operations. AILIC’s derivatives do not qualify for hedge accounting under GAAP; changes in the fair value of derivatives are included in earnings.

The following derivatives are included in AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2011		December 31, 2010
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
Indexed annuities (embedded derivatives)	Annuity benefits accumulated	$—	$36,911	$—	$21,977
Equity index call options	Other assets	5,658	—	10,292	—

		$5,658	$36,911	$10,292	$21,977

AILIC’s indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2011, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives.

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives for 2011, 2010 and 2009 (in thousands):

Derivative	Statement of Earnings Line	2011	2010	2009
Indexed annuities (embedded derivatives)	Annuity benefits	$(12,141)	$(1,405)	$(4,138)
Equity index call options	Annuity benefits	(834)	6,330	3,580

		$(12,975)	$4,925	$(558)

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

F. UNAMORTIZED INSURANCE ACQUISITION COSTS

Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2011	2010
Deferred policy acquisition costs (“DPAC”)	$181,713	$190,704
Policyholder sales inducements	30,452	28,395
Unrealized DPAC adjustment	(68,757)	(49,965)

Unamortized insurance acquisition costs, net	$143,408	$169,134

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized gains on securities had actually been realized (see Note B to the Financial Statements).

During 2011, 2010 and 2009, the Company capitalized $4.0 million, $5.6 million and $7.1 million, respectively, relating to sales inducements offered to annuity policyholders. Amortization of sales inducements was $2.0 million, $3.6 million and $0.7 million in these periods, respectively.

As discussed above under Note B to the Financial Statements, AILIC’s current accounting for DPAC will change effective in 2012 and amounts included herein will be adjusted retrospectively. Deferred policy acquisition costs on an adjusted basis at December 31, 2011 will be $121.2 million.

G. STOCKHOLDER’S EQUITY

Net income and capital and surplus on a statutory basis of the Company were as follows (in thousands):

Net Income			Capital and Surplus
2011	2010	2009	2011	2010
$20,575	$13,558	$1,253	$157,358	$142,012

The maximum amount of dividends that can be paid to stockholder’s in 2012 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2012 will require prior approval based on statutory earned deficit.

Comprehensive income is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income includes net earnings and changes in net unrealized gains or losses on available for sale securities and stocks.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

G. STOCKHOLDER’S EQUITY (CONTINUED)

The change in net unrealized gains on marketable securities, a component of accumulated other comprehensive income, net, included the following for the year ended December 31 (in thousands):

	2011
	Pretax	Taxes	Net
Unrealized holding gains on securities arising during the period	$9,145	$(3,201)	$5,944
Realized losses on securities included in earnings	1,050	(368)	682

Change in net unrealized gains on marketable securities	$10,195	$(3,569)	$6,626

	2010
	Pretax	Taxes	Net
Unrealized holding gains on securities arising during the period	$37,170	$(13,010)	$24,160
Realized gains on securities included in earnings	(199)	70	(129)

Change in net unrealized gains on marketable securities	$36,971	$(12,940)	$24,031

	2009
	Pretax	Taxes	Net
Unrealized holding gains on securities arising during the period	$90,563	$(31,697)	$58,866
Realized losses on securities included in earnings	7,318	(2,561)	4,757

Change in net unrealized gains on marketable securities	$97,881	$(34,258)	$63,623

H. FEDERAL INCOME TAXES

The following is a reconciliation of income taxes at the statutory rate of 35% and income taxes as shown in the Statement of Earnings (in thousands):

	2011		2010		2009
	Amount	Effective Rate	Amount	Effective Rate	Amount	Effective Rate
Provision computed at federal rate of 35%	$3,816	35%	$8,843	35%	$5,780	35%
Dividends received deduction	(822)	(8%)	(653)	(3%)	(1,277)	(8%)
Other	75	1%	446	2%	(158)	(1%)

Provision for income tax expense	$3,069	28%	$8,636	34%	$4,345	26%

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

H. FEDERAL INCOME TAXES (CONTINUED)

The total provision for income tax expense consists of (in thousands):

	2011	2010	2009
Federal taxes:
Current	$8,200	$685	$1,068
Deferred	(5,131)	7,951	3,277

Provision for income tax expense	$3,069	$8,636	$4,345

Deferred income tax assets and liabilities reflect temporary difference between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31, in “Deferred federal income tax liability,” were as follows (in thousands):

	2011	2010
Deferred tax assets:
Policyholder liabilities	$38,032	$35,265
Investment securities	3,681	2,912
Other, net	651	550

Total deferred tax assets	42,364	38,727
Deferred tax liabilities:
Unamortized insurance acquisition costs	(73,337)	(75,603)
Unrealized gains	(19,134)	(15,565)

Total deferred tax liabilities	(92,471)	(91,168)

Net deferred tax liability	$(50,107)	$(52,441)

A progression of the liability for uncertain tax positions, excluding interest and penalties, follows (in thousands):

	2011	2010	2009
Balance at January 1	$1,907	$—	$—
Additions for tax positions of current year	771	1,907	—

Balance at December 31	$2,678	$1,907	$—

AILIC increased its liability for uncertain tax positions by $0.8 million in 2011 and $1.9 million in 2010, exclusive of interest, to reflect uncertainty as to the timing of tax return inclusion of income related to certain securities. Because the ultimate recognition of income with respect to these securities is highly certain, the recording of this liability resulted in an offsetting reduction in AILIC’s deferred tax liability. Accordingly, the ultimate resolution of this item will not impact AILIC’s annual effective tax rate but could accelerate the payment of taxes.

As of December 31, 2011, AILIC’s 2008 through 2011 tax years remain subject to examination by the Internal Revenue Service. Net cash payments /(receipts) for income taxes were $7.3 million, ($3.5) million and ($0.8) million in 2011, 2010 and 2009, respectively.

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

I. ADDITIONAL INFORMATION

At December 31, 2011, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) exceeded the fair value of the underlying variable annuities by $63.0 million, compared to $52.2 million at December 31, 2010. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $0.9 million GAAP reserve related to this benefit at December 31, 2011 compared to a $0.6 million GAAP reserve at December 31, 2010. Death benefits paid in excess of the variable annuity account balances were $0.7 million, $0.5 million and $0.9 million for 2011, 2010 and 2009, respectively. The weighted average age of these policyholders was 54 years old at December 31, 2011.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2011, AILIC paid $6 thousand in commissions to GAA. In 2010 and 2009, AILIC paid $1.4 million and $2.1 million, respectively, in commissions to GAA. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., another independent broker dealer, which resulted in a substantial decrease in paid commissions for 2011.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2011, 2010 and 2009, AILIC paid $16.6 million, $23.2 million and $16.4 million, respectively, for services to affiliates.

AILIC expensed approximately $0.4 million in 2011, $0.6 million in 2010 and $0.5 million in 2009 for its retirement and employee savings plans.

23

PART C. Other Information.

Note: This Part C contains information related to The Commodore Independence® Variable Contract, (File No. 333-51955) and Annuity Investors Variable Account B.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors Variable Account B. 1/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements.

(a)	DISTRIBUTION AGREEMENTS

(1)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/

(2)	Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. 2A/

(i)	Amended Schedule 1 to Distribution Agreement. 3/

(ii)	Amended Schedule 1 (Effective May 1, 2008) and 2A to Distribution Agreement. [2]8/

(b)	SELLING AGREEMENTS

(1)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 12 /

(2)	2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. [2]8/

(c)	RELATED AGREEMENTS

(1)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a)	CONTRACTS

(1)	Form of No-Load Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A802 (Q98)-3). [3]A/

1

(2)	Form of No-Load Non-Qualified Individual Flexible Deferred Variable Annuity Contract (A802 (NQ98)-3). [3]A/

(3)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G802 (99)-3). 5/

(4)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract

(C802 (99)-3). 5/

(5)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (P1813206). [2]2/

(6)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G2010407). [2]2/

(7)	Form of Certificate of Participation Under a Group Flexible Premium Deferred Variable Annuity Contract (C2010507). [2]2/

(b)	LOAN ENDORSEMENTS

(1)	Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). 2A/

(2)	Form of Loan Endorsement to Group Contract (EGLOAN (95)-3). [2]A/

(3)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (95)-3). [2]A/

(4)	Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(5)	Form of Loan Endorsement to Group Contract (E2008403NW). [2]8/

(6)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (E2008503NW). [2] 8/

(c)	TEXAS OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(1)	Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). [2] A/

(2)	Form of Texas Optional Retirement Program Endorsement to Group Contract (EGTXORP (5/96)-3). [2]A/

(3)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ECTXORP (5/96)-3). [2]A/

(d)	LONG-TERM CARE WAIVER RIDERS

(1)	Form of Long-Term Care Waiver Rider to Individual Contract (R800 (96)-3). [2]A/

(2)	Form of Long-Term Care Waiver Rider for Group Contract (RG115 (Rev. 6/95)-3). [2]A/

(3)	Form of Long-Term Care Waiver Rider for Certificate of Participation (RC115 (Rev. 6/95)-3). [2]A/

(4)	Form of Long-Term Care Waiver Rider for Individual Contract (R6014907NW). 28/

2

(e)	DEFERRED COMPENSATION ENDORSEMENTS

(1)	Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). [2]A/

(2)	Form of Deferred Compensation Endorsement to Certificate of Participation a Group Contract (EC457 (95)-3). [2]A/

(f)	SIMPLE IRA ENDORSEMENTS

(1)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E408P (Rev. 11/97)-3). 3/

(2)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (EG408P (98)-3). 5/

(3)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 5/

(4)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

(5)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (E6007202NW). 29/

(6)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (E6007302NW). 29/

(g)	ROTH IRA ENDORSEMENTS

(1)	Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

(2)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Roth Individual Retirement Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Form of Roth IRA Endorsement to Qualified Individual Contract (E6003102NW). 28/

(5)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (E6007002NW). 29/

(6)	Form of Roth Individual Retirement Endorsement to Certificate of Participation under a Group Contract (E6007102NW). 29/

(h)	EMPLOYER PLAN ENDORSEMENTS

(1)	Form of Employer Plan Endorsement to Qualified Individual Contract (EPLAN (96)-3). [3]A/

(2)	Form of Employer Plan Endorsement to Group Contract (EGPLAN (95)-3). 3B/

(3)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (95)-3). 3B/

3

(4)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract (EPLAN (Rev.2/98)-3). 3/

(5)	Revised Form of Employer Plan Endorsement to Group Contract (EGPLAN (Rev.2/98)-3). 3/

(6)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (Rev.2/98)-3). 3/

(i)	TAX SHELTERED ANNUITY ENDORSEMENTS

(1)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (ETSA (Rev. 2/98)-3). 3/

(2)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(3)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(4)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003302NW). 28/

(5)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003305NW). 28/

(6)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(7)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(8)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(9)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(10)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(11)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

(j)	QUALIFIED PENSION, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(1)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract (E401 (Rev. 2/98)-3). 3/

(2)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401

(Rev. 2/98)-3). 3/

(3)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (Rev. 2/98)-3). 3/

4

(4)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003405NW). 29/

(5)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

(6)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (E6007702NW). 28/

(7)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(8)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (E6007705NW). 28/

(k)	GOVERNMENTAL SECTION 457 PLAN ENDORSEMENTS

(1)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-4). 3/

(2)	Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-4). 3/

(3)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-4). 3/

(4)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E6003505NW). 29/

(5)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(6)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(7)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(8)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

(l)	SUCCESSOR OWNER ENDORSEMENTS

(1)	Form of Successor Owner Endorsement to Group Contract (EASUC (99)-3). 5/

(2)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract (EGSUC (99)-3). 5/

(3)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (ECSUC (99)-3. 5/

(m)	INDIVIDUAL RETIREMENT ANNUITY ENDORSEMENTS

(1)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (IRA803 (98)-3). 3/

5

(2)	Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

(5)	Form of Individual Retirement Annuity Endorsement to Group Contract (E6006902NW). 29/

(6)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (E6006602NW). 29/

(n)	OTHER ENDORSEMENTS

(1)	Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 5/

(o)	GUARANTEED WITHDRAWAL BENEFIT ENDORSEMENTS

(1)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307). [2]2/

(2)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707). [2]2/

(3)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807). [2]2/

(4)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507). [2]2/

(5)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907). [2]2/

(6)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Contract (R2011007). [2]2/

(p)	DEATH BENEFIT ENDORSEMENTS

(1)	[RESERVED]

(q)	RMD ENDORSEMENTS

(1)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

(2)	Form of RMD Endorsement to Group Contract (E6022709NW). 28/

(r)	ACD ENDORSEMENTS

(1)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

(2)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

6

(3)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

(5)	Applications.

(a)	INDIVIDUAL AND CERTIFICATE APPLICATIONS

(1)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract (AAFPVA (98)-3). 3A/

(2)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract (A1801501NW). 28/

(3)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract (A1801505NW). 28/

(b)	GROUP APPLICATIONS

(1)	Form of Application for Group Flexible Premium Deferred Annuity Contract (AAGM-VA (98) -3). 4/

(6)	Organizational Documents.

(a)	ARTICLES OF INCORPORATION

(1)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 1/

(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/

(b)	CODE OF REGULATIONS

(1)	Code of Regulations of Annuity Investors Life Insurance Company®. 1/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	GREAT AMERICAN FINANCIAL RESOURCES, INC.

(1)	Great American Financial Resources: Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American® Financial Resources, Inc.). 2/

(2)

Great American Financial Resources: Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.). 2/

7

(b)	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(1)	AIM Variable Insurance Funds: Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001.

(i)	AIM Variable Insurance Funds: Amendment No. 2 effective July 1, 2002, to Participation Agreement.

(ii)	AIM Variable Insurance Funds: Amendment effective April 30, 2004, to Participation Agreement. 18/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 24/

(iv)	AIM Variable Insurance Funds: (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

(2)	AIM: Administrative Services Agreement between Annuity Investors Life Insurance Company and AIM Advisors, Inc. dated as of April 4, 2001.

(i)	AIM: Amendment No. 1 to Administrative Services Agreement.

(3)	AIM: Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002.

(4)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

(c)	AMERICAN CENTURY

(1)	[reserved]

(2)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

(3)	American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dates as of October 16, 2006

8

(d)	CALAMOS ADVISORS TRUST

(1)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

(2)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

(3)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

(e)	DAVIS VARIABLE ACCOUNT FUND

(1)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

(i)	Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement. 24/

(f)	DREYFUS VARIABLE INVESTMENT FUND AND DREYFUS INVESTMENT PORTFOLIOS

(1)	Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. [2]A/

(ii)	Dreyfus Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement.

(iv)	Dreyfus Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(v)	Dreyfus Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement.

(2)	[reserved]

9

(g)	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND

(1)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. [2]A/

(ii)	Dreyfus Socially Responsible Growth Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement.

(h)	DREYFUS STOCK INDEX FUND

(1)	Dreyfus Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

(i)	Dreyfus Stock Index Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. [2]A/

(ii)	Dreyfus Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement.

(i)	DREYFUS FUNDS

(1)	Dreyfus: Amended and Restated Administrative Services Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. [2]A/

(i)	Dreyfus: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement.

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

(2)	Dreyfus: Letter Agreement (Shareholder Services) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company dated July 1, 2002.

(i)	Dreyfus: Amendment to Letter Agreement (Shareholder Services) dated as of Marcy 1, 2007.

(3)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

(j)	DWS

(1)

DWS: Participation Agreement between BT Insurance Funds, Inc. (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder VIT Funds) Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investment) and Annuity Investors Life Insurance Company®. 8/

10

(i)

DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 24/

(2)	DWS: Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(3)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.

(i)	DWS: Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement.

(ii)	DWS: Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement.

(iii)	DWS: Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

(iv)	DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. [2] 6/

(4)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

(k)	FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (Ibbotson)

(1)

FIVIT Ibbotson: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

(i)	FIVIT Ibbotson Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007.

(ii)	FIVIT Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

(2)	FIVIT Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(3)	FIVIT Ibbotson Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements.

11

(l)	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS

(1)

Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/

(2)	Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company.

(i)	Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement.

(3)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

(m)	JANUS ASPEN SERIES

(1)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/

(i)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(ii)	Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements.

(iii)	Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements.

(iv)	Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.

(2)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. [2] A/

(3)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

(n)	MORGAN STANLEY (FKA VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS)

(1)

Van Kampen Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Fund, Inc.). 2A /

12

(i)

Van Kampen Universal Institutional Funds: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds Inc.) 3/

(ii)	Van Kampen Universal Institutional Funds: Amendment dated as of July 1, 2002 to Participation Agreement.

(iii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(iv)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

(2)	Van Kampen: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997.

(i)	Van Kampen: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated July 1, 2002.

(ii)	Van Kampen: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

(3)	Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

(o)	OPPENHEIMER VARIABLE ACCOUNT FUNDS

(1)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds.

(i)	Oppenheimer Variable Account Funds: Amendment effective December 1, 2004 to Participation Agreement.

(ii)	Oppenheimer Variable Account Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.

(2)	Oppenheimer: Letter Agreement (Administrative Services) with Oppenheimer Funds dated July 1, 2002.

(3)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

13

(p)	PIMCO VARIABLE INSURANCE TRUST

(1)	PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC.

(i)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(ii)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(iii)	PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

(2)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(q)	TIMOTHY PLAN VARIABLE SERIES

(1)	Timothy Plan Variable Series: Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan Variable Series: Amendment effective January 12, 2006 to Participation Agreement. 21/

(2)	Timothy Plan: Administrative Services Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement.

(3)	Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company® dated as April 16, 2007.

(r)	WILSHIRE VARIABLE INSURANCE TRUST

(1)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. [2] 5/

(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

14

1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on December 23, 1996.
2/

Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on December 4, 1995.

2A/

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on June 3, 1997.

3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971, 1940 Act File No. 811-08017, (ADVANTAGE) on May 6 1998.
3A/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on May 6, 1998.
3B/

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on February 26, 1998.

4/

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on April 29, 1998.

5/

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on February 26, 1999.

6/	[text intentionally deleted]
7/

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on April 29, 1997.

8/

Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on February 26, 1999.

9/	[text intentionally deleted]
10/	[text intentionally deleted]
11/	[text intentionally deleted]
12/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on November 17, 1998.

13/	[text intentionally deleted]

15

14/	[text intentionally deleted]
15/	[text intentionally deleted]
16/	[text intentionally deleted]
17/	[text intentionally deleted]
18/

Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, (HELMSMAN) on March 1, 2005.

19/	[text intentionally deleted]
20/	[text intentionally deleted]
21/

Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on or about May 1, 2006.

22/

Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on or about May 1, 2007.

23/

Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on or about May 22, 2007.

24/

Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, (ACCESS100) on or about April 27, 2009.

25/

Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095, (TRANSITION20) on or about February 16, 2010.

26/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095, (TRANSITION20) on or about April 29, 2010.

27/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on or about April 22, 2011.
28/	Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971, 1940 Act File No. 811-07299, (ADVANTAGE) on or about April 23, 2012.
29/	Filed herewith Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on or about April 23, 2012.
FW/	Filed herewith.

16

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company

Stephen Craig Lindner	Director, President & Chief Executive Officer

Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer

Mark Francis Muething	Director and Executive Vice President & Secretary

Michael J. Prager	Director

Jeffrey G. Hester	Director

John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer

Adrienne Kessling	Senior Vice President-Operations

Brian Sponaugle	Vice President

Richard L.Sutton	Assistant Vice President & Appointed Actuary

William C. Ellis	Assistant Treasurer

Thomas E. Mischell	Assistant Treasurer

Item 26. Persons Controlled By or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company.®

A chart that indicates the persons controlled by or under common control with the Company was filed with Post-Effective Amendment No. 20 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861, 1940 Act File
No. 811-07299 on or about April 20, 2011, and is hereby incorporated by reference.

Item 27. Number of Contract Owners and Certificate Owners

As of February 29, 2012, there were 433 Individual Contract Owners of which 221 were qualified and 212 were non-qualified.

As of February 29, 2012, there were 25 Participants (Certificate Owners) in 3 Group Contracts.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

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Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter

(a)

Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 12th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director

Peter J. Nerone	President

Athena Purdon	Treasurer

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(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained at the Company’s administrative office at 301 East Fourth Street, Cincinnati, Ohio 45202.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 19th of April, 2012.

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	President and Chief Executive Officer
S. Craig Lindner*	April 19, 2012

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer-Operations, Treasurer & Director
April 19, 2012

/s/ Mark F. Muething	Executive Vice President, Secretary & Director
Mark F. Muething*	April 19, 2012

/s/ Michael J. Prager	Director
Michael J. Prager*	April 19, 2012

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 19, 2012

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 19, 2012

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit

4(f)(5)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (E6007202NW). 29/

4(f)(6)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (E6007302NW). 29/

4(g)(5)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (E6007002NW). 29/

4(g)(6)	Form of Roth Individual Retirement Endorsement to Certificate of Participation under a Group Contract (E6007102NW). 29/

4(j)(4)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003405NW). 29/

4(k)(4)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E6003505NW). 29/

4(m)(5)	Form of Individual Retirement Annuity Endorsement to Group Contract (E6006902NW). 29/

4(m)(6)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (E6006602NW). 29/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(99)	Powers of Attorney. FW/

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